UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$100,000	5.00%, 09/01/22 (c)	$118,977
1,500,000	5.00%, 09/01/24 (c)	1,856,805
	Alabama Public School & College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	625,005
2,285,000	5.00%, 07/01/24 (c)	2,908,782
1,500,000	5.00%, 07/01/24 (c)	1,912,065
	City of Huntsville, Series A (GO)
30,000	5.00%, 09/01/21 (c)	35,599
20,000	5.00%, 09/01/21 (c)	23,962
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	512,490
2,000,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/31	2,540,940
640,000	Shelby County Board of Education, Capital Outlay School Warrants (RB) 4.25%, 02/01/21 (c)	704,205
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,127,421
		12,366,251
Alaska: 0.1%
70,000	Alaska Housing Finance Corp., Series A (RB) 5.00%, 12/01/20 (c)	81,765
110,000	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB) 5.25%, 09/01/25 (c)	140,275
500,000	State of Alaska, Series B (GO) 5.00%, 02/01/23 (c)	616,960
		839,000
Arizona: 2.2%
2,240,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,489,110
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	377,958
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	242,849
1,000,000	5.00%, 07/01/22 (c)	1,135,390
1,310,000	5.00%, 07/01/22 (c)	1,492,758
85,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	104,248
	Arizona Transportation Board, Highway Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,126,420
1,200,000	5.00%, 07/01/21 (c)	1,432,644
680,000	5.00%, 07/01/21 (c)	812,192
1,275,000	5.00%, 07/01/22 (c)	1,543,375
100,000	5.00%, 07/01/22 (c)	120,859
70,000	5.00%, 07/01/22 (c)	85,537
2,000,000	5.00%, 07/01/22 (c)	2,440,060
310,000	5.25%, 07/01/21 (c)	372,161
105,000	Arizona Transportation Board, Maricopa County Regional Area (RB) 5.00%, 07/01/24 (c)	134,753
60,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/22 (c)	74,063
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	958,117
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	548,236
1,290,000	5.00%, 01/01/18 (c)	1,366,987
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,238,546
740,000	3.25%, 07/01/24 (c)	789,469
625,000	4.00%, 07/01/24 (c)	724,956
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,445,925
950,000	5.00%, 07/01/21 (c)	1,130,661
1,820,000	5.00%, 07/01/24 (c)	2,330,983
100,000	5.00%, 07/01/24 (c)	123,164
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	302,388
1,500,000	4.00%, 07/01/24 (c)	1,779,975
1,045,000	City of Phoenix, Series A (GO) 4.00%, 07/01/22 (c)	1,184,016
80,000	City of Scottsdale (GO) 3.00%, 07/01/23	89,579
5,000	Regional Transportation Authority of Pima County (RB) 5.00%, 06/01/21 (c)	5,940
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
300,000	5.00%, 12/01/21 (c)	362,625
1,000,000	5.00%, 12/01/21 (c)	1,203,560
660,000	5.00%, 12/01/21 (c)	795,491
2,365,000	5.00%, 12/01/21 (c)	2,830,148
275,000	5.00%, 06/01/22 (c)	331,238
		33,526,381
Arkansas: 0.4%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	928,443
220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	237,233
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,147,088
125,000	5.00%, 10/01/23	157,206
1,425,000	5.00%, 10/01/24 (c)	1,795,514
		6,265,484
California: 15.3%
	Alameda County, California Joint Powers Authority, Series A (RB)
25,000	5.25%, 12/01/23 (c)	31,109
1,880,000	5.25%, 12/01/23 (c)	2,346,748
	Bay Area Toll Authority, Series F-1 (RB)
600,000	5.00%, 04/01/22 (c)	720,048
190,000	5.00%, 04/01/22 (c)	229,053
50,000	5.00%, 04/01/22 (c)	60,582
1,270,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 5.00%, 04/01/23 (c)	1,536,421
	California Department of Water Resources, Central Valley Project Water System (RB)
2,315,000	5.00%, 12/01/24 (c)	2,928,406
50,000	5.00%, 12/01/24 (c)	64,374
5,000	California Department of Water Resources, Central Valley Project Water System, Series AS (RB) 5.00%, 12/01/24 (c)	6,437
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	877,380
3,320,000	4.00%, 06/01/26 (c)	3,899,971
1,175,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/23 (c)	1,434,957
100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB) 5.00%, 11/15/22 (c)	115,014
1,000,000	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB) 5.00%, 10/01/24 (c)	1,231,610
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	30,705
220,000	California Health Facilities Financing Authority, Sutter Health, Series D (RB) 5.25%, 08/15/21 (c)	265,184
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
2,750,000	5.00%, 04/01/26 (c)	3,569,527
500,000	5.00%, 04/01/26 (c)	654,735
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	179,297
	California State Department of Veterans Affairs, Series A (RB)
50,000	3.15%, 06/01/21 (c)	54,131
585,000	3.50%, 06/01/21 (c)	635,579
150,000	3.88%, 06/01/21 (c)	165,278
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	114,048
75,000	5.00%, 09/01/24 (c)	94,769
500,000	5.00%, 09/01/24 (c)	636,145
50,000	5.00%, 09/01/24 (c)	62,920
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
210,000	4.00%, 06/01/22 (c)	230,927
950,000	5.00%, 06/01/22 (c)	1,147,239
75,000	5.25%, 10/01/24 (c)	94,556
675,000	5.25%, 10/01/24 (c)	870,534
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	5.00%, 09/01/24 (c)	286,265
1,000,000	5.00%, 09/01/24	1,276,670
370,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	463,684
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,655,000	5.00%, 09/01/23 (c)	2,035,087
175,000	5.00%, 09/01/23 (c)	218,647
280,000	5.00%, 09/01/23	349,835
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
250,000	3.00%, 12/01/25 (c)	268,965
625,000	3.25%, 12/01/25 (c)	672,944
120,000	3.38%, 12/01/25 (c)	128,686
	California State Public Works Board, Department of General Services, Series F (RB)
1,530,000	5.00%, 05/01/24	1,941,876
180,000	5.00%, 05/01/25	231,275
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,500,000	5.00%, 06/01/23 (c)	1,829,685
410,000	5.00%, 06/01/23 (c)	499,224
2,020,000	5.00%, 06/01/23 (c)	2,471,288
350,000	5.00%, 06/01/23 (c)	433,052
50,000	5.00%, 06/01/23 (c)	61,535
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	61,388
210,000	5.00%, 03/01/23	259,577
350,000	5.00%, 03/01/23 (c)	428,418
	California State Public Works Board, Judicial Council of California, Series B (RB)
1,000,000	5.00%, 10/01/24 (c)	1,260,880
950,000	5.00%, 10/01/24	1,215,401
	California State Public Works Board, Judicial Council of California, Series D (RB)
165,000	5.00%, 12/01/21 (c)	196,512
50,000	5.25%, 12/01/21 (c)	60,766
125,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB) 5.00%, 10/01/22	154,718
	California State Public Works Board, Various Capital Projects, Series A (RB)
100,000	5.00%, 10/01/21 (c)	118,795
705,000	5.00%, 04/01/22 (c)	851,619
500,000	5.00%, 04/01/22 (c)	601,555
	California State Public Works Board, Various Capital Projects, Series G (RB)
1,250,000	5.00%, 11/01/22 (c)	1,499,925
125,000	5.00%, 11/01/22 (c)	153,155
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	173,088
1,750,000	5.00%, 11/01/23	2,194,867
90,000	5.00%, 11/01/23 (c)	112,879
70,000	5.25%, 11/01/23 (c)	88,558
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	518,923
500,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	540,690
	California State, Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	562,581
1,090,000	5.00%, 04/01/18 (c)	1,168,578
515,000	5.00%, 04/01/18 (c)	551,503
965,000	5.00%, 09/01/18 (c)	1,051,493
1,250,000	5.00%, 09/01/18 (c)	1,362,575
100,000	5.00%, 02/01/22 (c)	120,738
500,000	5.00%, 04/01/22 (c)	607,345
1,000,000	5.00%, 09/01/22 (c)	1,229,990
925,000	5.00%, 10/01/22	1,140,553
855,000	5.00%, 10/01/22	1,054,241
995,000	5.00%, 12/01/22	1,231,551
1,475,000	5.00%, 09/01/23	1,850,815
1,400,000	5.00%, 09/01/23 (c)	1,726,802
755,000	5.00%, 09/01/23 (c)	943,305
850,000	5.00%, 09/01/23 (c)	1,065,262
830,000	5.25%, 09/01/22	1,033,616
480,000	California Statewide Communities Development Authority, Enloe Medical Center (RB) 3.00%, 02/15/26 (c)	500,242
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	595,535
	Chabot-Las Positas Community College District (GO)
60,000	4.00%, 08/01/23	71,018
250,000	5.00%, 08/01/23 (c)	311,843
500,000	5.00%, 08/01/23 (c)	614,300
250,000	City and County of San Francisco, Series A (GO) 4.00%, 06/15/22 (c)	287,395
	City and County of San Francisco, Series R1 (GO)
710,000	5.00%, 12/15/21 (c)	861,336
85,000	5.00%, 12/15/21 (c)	103,168
240,000	City of Bakersfield, California Wastewater Revenue, Series A (RB) 5.00%, 09/15/20 (c)	276,941
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	611,370
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	494,836
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	742,818
	City of Los Angeles, Wastewater System Revenue, Series C (RB)
50,000	5.00%, 06/01/22 (c)	60,757
60,000	5.00%, 06/01/22	73,515
250,000	City of San Francisco CA Public Utilities Commission Water Revenue (RB) 5.00%, 05/01/22 (c)	302,423
500,000	City of San Francisco, Public Utilities Commission, Subseries A (RB) 5.00%, 11/01/21 (c)	598,535
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	534,517
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	74,111
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	263,351
570,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	715,453
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
500,000	5.00%, 06/01/24 (c)	623,350
1,000,000	5.00%, 06/01/24 (c)	1,261,780
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,212,651
750,000	5.00%, 06/01/29	1,027,927
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
350,000	5.00%, 07/01/26 (c)	448,319
400,000	5.00%, 07/01/26 (c)	514,452
675,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	701,318
	Golden State Tobacco Securitization Corp. (RB)
1,025,000	5.00%, 06/01/23 (c)	1,239,953
900,000	5.00%, 06/01/23 (c)	1,095,210
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	212,138
80,000	5.00%, 06/01/22	96,810
100,000	5.00%, 06/01/25 (c)	122,982
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	61,356
535,000	5.00%, 08/01/23 (c)	664,914
750,000	Imperial Irrigation District Electric System Revenue, Series C (RB) 5.00%, 05/01/26 (c)	950,565
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,149,470
1,100,000	5.00%, 08/01/24 (c)	1,376,804
1,500,000	5.00%, 08/01/24 (c)	1,883,850
1,555,000	5.00%, 08/01/24 (c)	1,974,306
2,425,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	3,004,745
675,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	877,905
85,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series B (RB) 5.00%, 07/01/21 (c)	101,570
	Los Angeles County Public Works Financing Authority, Series D (RB)
750,000	5.00%, 12/01/25 (c)	930,480
230,000	5.00%, 12/01/25 (c)	287,555
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,443,748
600,000	Los Angeles Department of Water and Power, Series A (RB) 3.25%, 01/01/25 (c)	640,986
125,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 01/01/26 (c)	162,246
1,225,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/24 (c)	1,548,914
	Los Angeles Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	931,427
130,000	5.00%, 07/01/22	159,942
750,000	5.00%, 10/01/22	922,762
1,630,000	5.00%, 07/01/24	2,096,131
1,000,000	5.00%, 07/01/25 (c)	1,271,790
1,000,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	1,187,090
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	764,310
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,697,480
550,000	5.00%, 07/01/24 (c)	697,312
500,000	5.00%, 07/01/24 (c)	621,230
1,400,000	5.00%, 07/01/24 (c)	1,761,844
1,600,000	5.00%, 07/01/24 (c)	2,002,704
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	31,321
340,000	Metropolitan Water District of Southern California, Series C (RB) 5.00%, 10/01/21 (c)	406,538
	Metropolitan Water District of Southern California, Series G (RB)
205,000	5.00%, 07/01/22 (c)	249,192
50,000	5.00%, 07/01/22 (c)	60,335
50,000	Modesto Irrigation District Electric System, Series A (RB) 5.00%, 07/01/21 (c)	58,930
	Monterey Peninsula Community College District (GO)
650,000	2.90%, 02/01/26 (c) ^	464,822
650,000	2.99%, 02/01/26 (c) ^	443,853
2,625,000	3.16%, 02/01/26 (c) ^	1,645,639
475,000	Municipal Improvement Corp. of Los Angeles, Series C (RB) 5.00%, 03/01/22 (c)	565,031
1,720,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	2,077,038
250,000	Palm Springs Unified School District, Series D (GO) 2.50%, 08/01/26 (c)	241,955
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	313,730
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	283,815
1,260,000	Rancho Cucamonga Redevelopment Agency, Rancho Redevelopment Project (AGM) (TA) 5.00%, 09/01/22	1,539,821
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	215,717
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
410,000	5.25%, 05/15/23 (c)	504,640
430,000	5.25%, 05/15/23 (c)	531,123
2,250,000	5.25%, 05/15/23 (c)	2,787,300
65,000	Regents of the University of California, Series AB (RB) 3.25%, 05/15/21 (c)	71,685
	Regents of the University of California, Series AF (RB)
455,000	5.00%, 05/15/23 (c)	566,971
425,000	5.00%, 05/15/23 (c)	524,599
1,205,000	5.00%, 05/15/23 (c)	1,494,441
2,775,000	Regents of the University of California, Series AK (RB) 5.00%, 05/15/23 (p)	3,461,979
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	802,206
	Regents of the University of California, Series AO (RB)
50,000	5.00%, 05/15/22	61,337
225,000	5.00%, 05/15/23	282,368
500,000	5.00%, 05/15/25 (c)	644,925
100,000	5.00%, 05/15/25 (c)	124,966
725,000	Regents of the University of California, Series AR (RB) 5.00%, 05/15/26 (c)	929,994
	Regents of the University of California, Series G (RB)
870,000	5.00%, 05/15/22 (c)	1,057,963
125,000	5.00%, 05/15/22 (c)	152,320
1,900,000	5.00%, 05/15/22 (c)	2,298,658
	Regents of the University of California, Series I (RB)
1,085,000	5.00%, 05/15/25 (c)	1,370,908
905,000	5.00%, 05/15/25 (c)	1,147,694
85,000	5.00%, 05/15/25 (c)	108,752
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	582,245
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	612,784
190,000	5.25%, 06/01/23 (c)	238,737
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	55,562
625,000	Sacramento City Financing Authority, Master Lease Program Facilities (RB) 3.38%, 12/01/25 (c)	670,237
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
20,000	5.00%, 12/01/21 (c)	23,820
1,650,000	5.00%, 12/01/21 (c)	1,970,743
100,000	5.00%, 06/01/24 (c)	126,178
250,000	5.00%, 06/01/24 (c)	310,223
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	935,527
500,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	598,535
	San Diego Community College District (GO)
825,000	5.00%, 08/01/21 (c)	987,599
240,000	5.00%, 08/01/22 (c)	293,530
	San Diego County Water Authority, Series A (RB)
450,000	4.50%, 05/01/21 (c)	518,278
500,000	4.50%, 05/01/21 (c)	573,875
500,000	5.00%, 05/01/21 (c)	593,205
50,000	5.00%, 11/01/22 (c)	61,499
1,405,000	5.00%, 11/01/22 (c)	1,737,648
500,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	622,610
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,336,611
310,000	San Diego, California Water Authority, Series A (RB) 5.00%, 11/01/22 (c)	377,121
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	492,212
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	546,177
710,000	San Francisco City and County International Airport, Second Series B (RB) 5.00%, 05/01/22 (c)	860,193
	San Francisco Community College District (GO)
750,000	5.00%, 06/15/24	958,792
50,000	5.00%, 06/15/25 (c)	64,622
100,000	5.00%, 06/15/25 (c)	125,648
860,000	5.00%, 06/15/25 (c)	1,095,090
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	554,180
475,000	5.00%, 10/01/25 (c)	600,542
	San Francisco Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,501,287
1,000,000	5.00%, 11/01/21 (c)	1,203,290
	San Francisco Unified School District, Proposition A (GO)
500,000	2.00%, 06/15/22	527,830
500,000	3.00%, 06/15/24 (c)	524,680
805,000	3.25%, 06/15/24 (c)	852,584
500,000	5.00%, 06/15/24 (c)	635,765
1,215,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,376,923
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	417,171
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	737,100
950,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	1,150,241
385,000	Santa Clara County, California Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	442,815
	State of California, Various Purpose (GO)
300,000	3.00%, 02/01/22 (c)	328,965
700,000	3.00%, 12/01/22	781,074
770,000	3.00%, 09/01/26 (c)	807,607
500,000	3.25%, 04/01/23 (c)	544,655
310,000	3.38%, 09/01/22 (c)	330,978
1,085,000	3.50%, 09/01/22 (c)	1,154,006
855,000	4.00%, 09/01/22 (c)	988,936
500,000	4.00%, 05/01/23	590,790
1,500,000	4.00%, 09/01/26 (c)	1,760,595
230,000	4.00%, 09/01/26 (c)	267,009
700,000	5.00%, 09/01/18 (c)	761,978
190,000	5.00%, 09/01/18 (c)	206,781
250,000	5.00%, 09/01/21 (c)	299,938
1,000,000	5.00%, 09/01/21 (c)	1,195,910
75,000	5.00%, 09/01/21 (c)	89,775
140,000	5.00%, 02/01/22 (c)	168,785
105,000	5.00%, 02/01/22 (c)	125,229
1,085,000	5.00%, 02/01/22 (c)	1,313,230
250,000	5.00%, 09/01/22 (c)	307,993
765,000	5.00%, 10/01/22	943,268
655,000	5.00%, 02/01/23 (c)	794,554
1,900,000	5.00%, 04/01/23 (c)	2,330,825
500,000	5.00%, 09/01/23	627,395
1,065,000	5.00%, 09/01/23 (c)	1,320,866
250,000	5.00%, 09/01/23 (c)	313,313
1,500,000	5.00%, 10/01/23	1,886,475
850,000	5.00%, 10/01/23	1,069,002
250,000	5.00%, 11/01/23 (c)	310,625
1,000,000	5.00%, 12/01/23 (c)	1,257,800
210,000	5.00%, 12/01/23 (c)	259,671
1,425,000	5.00%, 12/01/23 (c)	1,796,911
200,000	5.00%, 12/01/23 (c)	250,290
180,000	5.00%, 12/01/23 (c)	226,404
1,350,000	5.00%, 12/01/23 (c)	1,671,421
1,000,000	5.00%, 12/01/23 (c)	1,245,140
270,000	5.00%, 03/01/24	341,423
2,565,000	5.00%, 05/01/24	3,255,498
250,000	5.00%, 08/01/24 (c)	310,793
1,000,000	5.00%, 10/01/24 (c)	1,279,370
1,750,000	5.00%, 10/01/24 (c)	2,238,897
2,050,000	5.00%, 10/01/24 (c)	2,597,370
1,500,000	5.00%, 02/01/25 (c)	1,875,180
1,000,000	5.00%, 02/01/25 (c)	1,261,790
1,000,000	5.00%, 02/01/25 (c)	1,255,490
660,000	5.00%, 03/01/25 (c)	848,945
400,000	5.00%, 03/01/25 (c)	497,360
5,000,000	5.00%, 03/01/25	6,440,750
800,000	5.00%, 03/01/25 (c)	1,021,608
2,000,000	5.00%, 08/01/25 (c)	2,538,780
600,000	5.00%, 08/01/25	778,422
1,985,000	5.00%, 08/01/25 (c)	2,533,019
1,425,000	5.00%, 08/01/25 (c)	1,787,306
1,000,000	5.00%, 09/01/25	1,298,950
1,170,000	5.00%, 09/01/25 (c)	1,495,763
50,000	5.25%, 09/01/21 (c)	60,744
175,000	5.25%, 08/01/25 (c)	223,260
	Trustees of the California State University, Series A (RB)
1,195,000	4.00%, 11/01/22 (c)	1,355,644
250,000	4.00%, 05/01/26 (c)	306,715
750,000	5.00%, 11/01/23 (c)	944,797
1,400,000	5.00%, 11/01/24 (c)	1,772,428
50,000	5.00%, 11/01/24	64,690
250,000	5.00%, 05/01/26 (c)	324,313
750,000	5.00%, 05/01/26 (c)	980,002
	Ventura County Public Financing Authority, Series A (RB)
210,000	5.00%, 11/01/22 (c)	254,768
305,000	5.00%, 11/01/22 (c)	374,110
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	631,845
		237,167,353
Colorado: 1.2%
	Adams 12 Five Star Schools (GO) (SAW)
1,300,000	4.00%, 12/15/22 (c)	1,508,611
25,000	4.00%, 12/15/22	29,161
460,000	Board of Governors of Colorado State University System, Series A (RB) 5.00%, 03/01/29	597,310
	City and County of Denver, Department of Aviation Airport System, Series B (RB)
1,000,000	4.00%, 11/15/22 (c)	1,110,030
290,000	5.00%, 11/15/22 (c)	349,096
2,000,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,572,480
	Colorado Higher Education, Series A (CP)
1,500,000	5.00%, 11/01/23	1,869,585
25,000	5.00%, 11/01/24	31,806
40,000	5.00%, 11/01/26	52,274
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	581,468
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	28,574
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	49,565
165,000	Joint School District No. 28J in Adams and Arapahoe Counties (GO) (SAW) 5.00%, 12/01/22 (c)	202,755
	Park Creek Metropolitan District, Series A (RB)
250,000	5.00%, 12/01/25 (c)	301,013
250,000	5.00%, 12/01/25 (c)	302,168
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,237,622
750,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	890,415
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	626,850
1,000,000	4.00%, 06/01/26 (c)	1,150,650
500,000	4.00%, 06/01/26 (c)	577,705
	Regional Transportation District, Fastracks Project, Series A (RB)
1,000,000	5.00%, 11/01/22 (c)	1,236,760
515,000	5.00%, 11/01/22 (c)	624,448
75,000	5.00%, 11/01/22 (c)	91,691
50,000	5.00%, 11/01/27	65,507
1,110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20 (c)	1,258,407
365,000	School District No. 27J Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	422,790
		17,768,741
Connecticut: 3.3%
75,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	88,453
200,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	205,956
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,153,820
1,245,000	5.00%, 07/01/24 (c)	1,524,154
125,000	5.00%, 07/01/24 (c)	155,411
2,500,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	2,558,925
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	537,706
1,000,000	5.00%, 10/01/23 (c)	1,224,610
	State of Connecticut, Series A (GO)
500,000	3.25%, 03/15/26 (c)	516,710
2,355,000	5.00%, 10/15/23 (c)	2,875,926
1,650,000	5.00%, 10/15/23 (c)	2,026,266
55,000	5.00%, 10/15/23 (c)	67,711
125,000	5.00%, 03/01/24 (c)	149,113
1,500,000	5.00%, 03/01/24 (c)	1,819,635
200,000	5.00%, 03/01/24 (c)	243,876
65,000	5.00%, 03/01/25 (c)	83,367
1,000,000	5.00%, 03/15/25 (c)	1,209,060
1,000,000	5.00%, 03/15/26 (c)	1,251,310
	State of Connecticut, Series B (GO)
5,000	5.00%, 05/15/21 (c)	5,881
1,375,000	5.00%, 04/15/22 (c)	1,627,862
1,000,000	5.00%, 04/15/22 (c)	1,180,910
405,000	5.00%, 04/15/22 (c)	483,619
1,375,000	5.00%, 03/01/23 (c)	1,662,897
290,000	5.00%, 06/15/25 (c)	352,214
	State of Connecticut, Series C (GO)
1,215,000	5.00%, 07/15/23 (c)	1,483,005
1,360,000	5.00%, 12/15/23	1,674,786
1,000,000	5.00%, 06/15/25	1,256,480
	State of Connecticut, Series D (GO)
620,000	5.00%, 11/01/21 (c)	732,468
960,000	5.00%, 11/01/21 (c)	1,140,029
	State of Connecticut, Series E (GO)
635,000	4.00%, 09/15/22 (c)	713,994
500,000	4.00%, 09/01/24 (c)	565,080
1,250,000	5.00%, 09/15/22 (c)	1,505,575
685,000	5.00%, 09/15/22 (c)	815,342
1,100,000	5.00%, 09/15/22 (c)	1,305,799
2,500,000	5.00%, 08/15/23 (c)	3,072,625
225,000	5.00%, 08/15/23 (c)	275,864
	State of Connecticut, Series F (GO)
430,000	3.25%, 11/15/25 (c)	455,095
2,020,000	5.00%, 11/15/24 (c)	2,473,510
500,000	5.00%, 11/15/25 (c)	613,660
	State of Connecticut, Series G (GO)
1,175,000	4.00%, 10/15/22 (c)	1,323,050
795,000	5.00%, 10/15/22 (c)	959,652
480,000	5.00%, 10/15/22 (c)	580,997
	State of Connecticut, Special Tax, Series A (RB)
250,000	5.00%, 08/01/25 (c)	310,760
395,000	5.00%, 08/01/25 (c)	495,800
440,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	537,500
	University of Connecticut, Series A (RB)
500,000	3.00%, 03/15/26 (c)	507,105
65,000	5.00%, 02/15/21 (c)	75,243
500,000	5.00%, 02/15/23 (c)	609,565
1,000,000	5.00%, 08/15/23 (c)	1,217,880
2,000,000	5.00%, 02/15/25 (c)	2,466,760
825,000	5.00%, 03/15/26 (c)	1,035,606
		51,208,622
Delaware: 0.3%
250,000	County of New Castle (GO) 5.00%, 10/01/23	315,390
	State of Delaware (GO)
57,000	5.00%, 07/01/20 (c)	65,937
268,000	5.00%, 07/01/20 (c)	311,255
	State of Delaware, Series A (GO)
500,000	2.13%, 03/01/26 (c)	511,130
500,000	5.00%, 08/01/23 (c)	631,700
	State of Delaware, Series B (GO)
750,000	5.00%, 07/01/23	941,865
1,000,000	5.00%, 07/01/24 (c)	1,266,980
		4,044,257
District of Columbia: 0.6%
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
305,000	3.00%, 12/01/22 (c)	315,135
850,000	5.00%, 12/01/22 (c)	1,043,910
895,000	5.00%, 12/01/22 (c)	1,105,316
100,000	5.00%, 12/01/22 (c)	123,087
100,000	5.00%, 12/01/22 (c)	122,950
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,500,862
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/23	248,934
1,070,000	5.00%, 06/01/23 (c)	1,309,819
250,000	5.00%, 06/01/26 (c)	316,608
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,245,220
1,000,000	5.00%, 10/01/25 (c)	1,265,260
50,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB) 5.00%, 10/01/22	61,217
90,000	Metropolitan Washington Airports Authority, Series A (RB) 5.00%, 10/01/20 (c)	103,999
		8,762,317
Florida: 4.8%
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	30,625
70,000	5.00%, 10/01/22 (c)	85,985
2,750,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	2,821,280
120,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	146,682
500,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	614,530
1,000,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	1,233,310
	City of Jacksonville, Better Jacksonville Sales Tax Revenue (RB)
610,000	5.00%, 10/01/22 (c)	727,657
750,000	5.00%, 10/01/22 (c)	902,932
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB) 5.00%, 10/01/25	1,521,208
	City of Jacksonville, Florida (RB)
120,000	5.00%, 10/01/22	146,046
390,000	5.00%, 10/01/22 (c)	470,036
50,000	5.00%, 10/01/22 (c)	60,425
	City of Jacksonville, Florida, Series A (RB)
500,000	5.00%, 10/01/22 (c)	601,630
1,225,000	5.00%, 10/01/22 (c)	1,463,654
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	302,450
100,000	5.00%, 10/01/22 (c)	121,309
795,000	5.00%, 10/01/22 (c)	964,931
250,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/22 (c)	298,543
595,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	624,351
	City of Jacksonville, Transportation Revenue, Series A (RB)
700,000	5.00%, 10/01/22 (c)	846,860
495,000	5.00%, 10/01/22 (c)	600,806
350,000	City of Jacksonville, Transportation Revenue, Series B (RB) 5.00%, 10/01/22	425,968
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	940,560
2,420,000	5.25%, 05/01/24 (c)	3,040,851
330,000	City of Tampa, Florida Water & Wastewater System Revenue (RB) 5.00%, 10/01/21 (c)	394,396
50,000	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB) 5.00%, 09/01/22 (c)	59,172
160,000	County of Collier (RB) 5.00%, 10/01/21 (c)	192,024
85,000	County of Miami-Dade FL Water & Sewer System Revenue (RB) 5.00%, 10/01/23	106,174
1,000,000	County of Miami-Dade, Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	1,270,550
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
1,400,000	4.00%, 07/01/24 (c)	1,588,566
70,000	5.00%, 07/01/24 (c)	88,808
	County of Miami-Dade, Florida Aviation Revenue (RB)
70,000	4.00%, 10/01/22 (c)	79,774
25,000	5.50%, 10/01/20 (c)	29,507
	County of Miami-Dade, Florida Transit System (RB)
300,000	3.25%, 07/01/22 (c)	316,854
100,000	5.00%, 07/01/22 (c)	119,726
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	26,463
	County of Miami-Dade, Florida, Series A (RB)
65,000	5.00%, 10/01/22 (c)	78,212
1,440,000	5.00%, 10/01/22	1,732,694
	County of Orange, Florida Sales Tax Revenue (RB)
550,000	5.00%, 01/01/22 (c)	652,514
250,000	5.00%, 01/01/24	314,145
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	608,515
	County of Palm Beach, Public Improvement (RB)
500,000	5.00%, 06/01/22 (c)	604,125
50,000	5.00%, 06/01/22 (c)	60,569
145,000	Florida Department of Management Services (CP) 5.00%, 08/01/23	180,429
50,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/25	64,237
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	607,160
255,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	323,679
650,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	704,229
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,271,930
35,000	3.00%, 06/01/22 (c)	36,640
610,000	3.00%, 06/01/24 (c)	643,105
1,000,000	4.00%, 06/01/21 (c)	1,116,490
570,000	4.00%, 06/01/22 (c)	649,224
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	888,315
	Florida State Board of Education, Public Education Capital Outlay, Series F (GO)
215,000	4.00%, 06/01/21 (c)	238,878
690,000	5.00%, 06/01/21 (c)	810,136
1,000,000	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO) 5.00%, 07/01/21 (c)	1,190,690
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,288,980
	Florida State, Right-of-Way Acquisition and Bridge Construction, Series B (GO)
475,000	5.00%, 07/01/21 (c)	564,575
100,000	5.00%, 07/01/21 (c)	118,964
1,250,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,279,212
1,715,000	Hillsborough County School Board, Series A (CP) 5.00%, 07/01/22 (c)	2,035,156
95,000	JEA Electric System Revenue, Series A (RB) 5.00%, 10/01/23 (c)	116,123
	JEA Water and Sewer System Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,170,750
250,000	5.00%, 04/01/21 (c)	293,558
65,000	5.00%, 10/01/22 (c)	79,756
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	384,724
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
500,000	5.00%, 02/01/24 (c)	604,690
1,000,000	5.00%, 02/01/24 (c)	1,192,480
1,045,000	5.00%, 02/01/24 (c)	1,273,552
1,000,000	5.00%, 02/01/24 (c)	1,249,630
145,000	5.00%, 02/01/24 (c)	178,308
1,000,000	Miami-Dade County, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,228,530
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	336,394
240,000	4.00%, 08/01/22 (c)	264,989
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
650,000	5.00%, 10/01/22 (c)	777,055
1,665,000	5.00%, 10/01/22 (c)	2,019,795
70,000	5.00%, 10/01/22 (c)	85,471
880,000	Miami-Dade County, Water and Sewer System (RB) 5.00%, 10/01/24	1,121,164
200,000	Orange County Health Facilities Authority, Orlando Health, Inc. (RB) 5.13%, 10/01/19 (c)	224,806
	Orlando and Orange County Expressway Authority (RB) (AGM)
340,000	3.00%, 07/01/22 (c)	367,741
100,000	5.00%, 07/01/22	121,366
1,550,000	5.00%, 07/01/22 (c)	1,866,463
30,000	5.00%, 07/01/22 (c)	36,334
135,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	167,408
	Orlando Utilities Commission, Series A (RB)
200,000	5.00%, 10/01/22	245,670
1,065,000	5.00%, 10/01/24	1,362,529
55,000	5.00%, 04/01/25 (c)	68,060
70,000	Orlando Utilities Commission, Series C (RB) 5.00%, 10/01/22	85,985
	Palm Beach County Solid Waste Authority (RB)
50,000	5.00%, 10/01/21 (c)	59,674
3,265,000	5.00%, 10/01/21 (c)	3,857,140
145,000	5.00%, 10/01/21 (c)	172,973
130,000	5.00%, 10/01/21 (c)	155,513
220,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/23	269,370
545,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	678,029
	School Board of Miami-Dade County, Series C (CP)
490,000	3.25%, 02/01/21 (c)	499,668
275,000	3.25%, 02/01/21 (c)	281,947
	School Board of Miami-Dade County, Series D (CP)
265,000	5.00%, 11/01/24 (c)	324,463
75,000	5.00%, 02/01/26 (c)	94,074
425,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	442,017
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	524,490
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
85,000	5.00%, 07/01/21 (c)	101,209
115,000	5.00%, 07/01/23 (c)	145,029
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,286,170
1,275,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO) 5.00%, 06/01/24 (c)	1,622,833
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
800,000	4.00%, 06/01/21 (c)	906,768
80,000	5.00%, 06/01/22 (c)	98,173
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
1,000,000	4.00%, 06/01/26 (c)	1,167,900
200,000	5.00%, 06/01/23	249,528
140,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO) 5.00%, 06/01/21 (c)	164,161
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	31,425
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
2,000,000	4.00%, 07/01/22 (c)	2,213,700
1,020,000	5.00%, 07/01/22 (c)	1,212,943
50,000	Tohopekaliga Water Authority, Utility System, Series A (RB) 5.75%, 10/01/21 (c)	61,747
		74,871,721
Georgia: 1.7%
	Atlanta Airport Passenger Facility, Series A (RB)
80,000	5.00%, 01/01/24 (c)	97,934
730,000	5.00%, 01/01/24 (c)	914,960
	City of Atlanta, Public Improvement (GO)
750,000	4.50%, 12/01/24 (c)	909,165
595,000	5.00%, 12/01/24 (c)	741,626
750,000	City of Atlanta, Water and Wastewater Revenue (RB) 5.00%, 05/01/25 (c)	929,662
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,877,085
125,000	Cobb County Kennestone Hospital Authority (RB) 5.00%, 04/01/23 (c)	150,698
275,000	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB) 3.00%, 06/01/24 (c)	283,036
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	73,049
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
500,000	5.00%, 07/01/26 (c)	645,160
500,000	5.00%, 07/01/26	658,985
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	324,551
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	612,620
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,182,960
1,000,000	5.00%, 01/01/23 (c)	1,209,760
395,000	5.00%, 01/01/23	483,255
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	138,631
145,000	5.00%, 07/01/26 (c)	184,379
1,000,000	5.00%, 07/01/26 (c)	1,284,040
	State of Georgia, Series A (GO)
1,460,000	2.50%, 02/01/26 (c)	1,458,044
65,000	3.00%, 07/01/22 (c)	68,420
1,000,000	3.00%, 02/01/24 (c)	1,066,400
1,000,000	5.00%, 07/01/22 (c)	1,220,030
1,950,000	5.00%, 07/01/22 (c)	2,381,554
1,255,000	5.00%, 07/01/22 (c)	1,531,941
3,600,000	5.00%, 02/01/25	4,667,940
	State of Georgia, Series C (GO)
335,000	5.00%, 07/01/21 (c)	400,482
750,000	5.00%, 07/01/21 (c)	898,597
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	45,523
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	590,875
		27,031,362
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,272,098
Hawaii: 1.5%
	City and County of Honolulu, Series A (GO)
575,000	5.00%, 11/01/22 (c)	699,499
1,350,000	5.00%, 10/01/25 (c)	1,718,550
	City and County of Honolulu, Series B (GO)
40,000	5.00%, 11/01/22 (c)	48,983
760,000	5.00%, 10/01/25 (c)	971,911
1,000,000	5.00%, 10/01/25 (c)	1,285,680
	State of Hawaii, Series DZ (GO)
175,000	5.00%, 12/01/21 (c)	211,936
165,000	5.00%, 12/01/21 (c)	198,018
605,000	5.00%, 12/01/21 (c)	722,261
320,000	5.00%, 12/01/21 (c)	387,539
1,655,000	5.00%, 12/01/21 (c)	1,972,959
800,000	5.00%, 12/01/21 (c)	959,632
1,425,000	5.00%, 12/01/21 (c)	1,696,334
	State of Hawaii, Series EA (GO)
330,000	5.00%, 12/01/21 (c)	397,363
600,000	5.00%, 12/01/21 (c)	720,414
100,000	State of Hawaii, Series EE (GO) 5.00%, 11/01/22 (c)	122,121
265,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/23 (c)	324,201
	State of Hawaii, Series EO (GO)
1,850,000	5.00%, 08/01/24 (c)	2,337,678
3,345,000	5.00%, 08/01/24 (c)	4,255,676
3,295,000	5.00%, 08/01/24 (c)	4,121,353
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	135,203
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	647,275
		23,934,586
Illinois: 3.8%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,237,929
1,500,000	5.00%, 04/01/23 (c)	1,760,895
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	84,494
200,000	5.00%, 01/01/23	243,452
1,000,000	5.00%, 01/01/24 (c)	1,217,200
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	601,835
500,000	5.00%, 01/01/25 (c)	609,530
2,500,000	5.25%, 01/01/23 (c)	3,008,250
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	722,202
	Chicago Transit Authority, Sales Tax (RB)
790,000	5.25%, 12/01/21 (c)	901,098
300,000	5.25%, 12/01/21 (c)	339,783
425,000	5.25%, 12/01/21 (c)	489,358
830,000	5.25%, 12/01/21 (c)	966,112
555,000	5.25%, 12/01/21 (c)	643,278
1,435,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,687,962
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	258,026
70,000	5.00%, 11/01/22 (c)	81,508
910,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	934,324
150,000	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM) 5.00%, 01/01/24 (c)	171,621
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	522,555
	City of Chicago, Series A (GO)
545,000	5.00%, 01/01/22 (c)	553,229
1,000,000	5.25%, 01/01/24 (c)	1,047,420
1,160,000	5.25%, 01/01/24 (c)	1,214,265
	City of Chicago, Series C (GO)
465,000	5.00%, 01/01/22 (c)	484,191
250,000	5.00%, 01/01/22 (c)	257,993
925,000	5.00%, 01/01/22 (c)	959,095
115,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	136,906
	City of Chicago, Water Revenue, Second Lien (RB)
75,000	3.15%, 11/01/24	79,994
500,000	5.00%, 11/01/22 (c)	569,355
120,000	5.00%, 11/01/24 (c)	140,951
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	245,321
500,000	5.00%, 11/01/26 (c)	600,815
	City of Chicago, Waterworks Revenue, Second Lien (RB)
215,000	4.00%, 11/01/24 (c)	232,060
135,000	5.00%, 11/01/22 (c)	156,339
30,000	5.00%, 11/01/22 (c)	35,142
40,000	5.00%, 11/01/24 (c)	47,835
610,000	5.00%, 11/01/24 (c)	724,961
1,000,000	Community High School District No. 210, Lincoln-Way, Series A (GO) 5.00%, 01/01/23 (c)	1,045,660
500,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	590,795
	County of Cook, Illinois, Series A (GO)
1,310,000	5.25%, 11/15/21 (c)	1,485,134
595,000	5.25%, 11/15/21 (c)	685,029
225,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	270,963
	County of Cook, Series C (GO)
370,000	5.00%, 11/15/22 (c)	430,003
200,000	5.00%, 11/15/22 (c)	232,944
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	91,322
30,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	36,868
1,000,000	Illinois Finance Authority, Mercy Health Corp. (RB) 4.00%, 06/01/26 (c)	1,098,840
55,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/23	68,656
	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
45,000	4.50%, 05/15/22 (c)	51,352
75,000	5.00%, 05/15/22	89,442
75,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	91,086
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,223,298
1,105,000	5.00%, 12/01/21 (c)	1,311,646
80,000	5.00%, 12/01/21 (c)	94,825
135,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	165,580
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	205,413
	Illinois State Toll Highway Authority, Series A (RB)
240,000	4.00%, 01/01/26 (c)	270,019
400,000	5.00%, 01/01/23 (c)	476,904
130,000	Illinois State Toll Highway Authority, Series A-1 (RB) 5.25%, 01/01/20 (c)	147,778
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	609,100
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,038,930
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,326,560
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	12,457
200,000	Metropolitan Water Reclamation District of Greater Chicago, Series C (GO) 5.00%, 12/01/21 (c)	231,708
	State of Illinois (GO)
365,000	3.50%, 06/01/26 (c)	352,258
500,000	3.50%, 06/01/26 (c)	488,340
1,695,000	4.00%, 06/15/21 (c)	1,848,143
100,000	4.00%, 01/01/22 (c)	103,491
635,000	4.00%, 08/01/22 (c)	655,853
360,000	4.00%, 01/01/26 (c)	361,674
2,250,000	4.00%, 06/01/26 (c)	2,251,710
1,025,000	4.25%, 06/15/21 (c)	1,108,640
500,000	4.50%, 02/01/24 (c)	523,970
1,000,000	5.00%, 01/01/22 (c)	1,077,930
125,000	5.00%, 03/01/22 (c)	138,088
140,000	5.00%, 03/01/22 (c)	155,495
250,000	5.00%, 08/01/22	289,568
985,000	5.00%, 08/01/23	1,118,438
2,000,000	5.00%, 02/01/24 (c)	2,242,440
600,000	5.00%, 04/01/24 (c)	670,248
960,000	5.00%, 04/01/24 (c)	1,057,344
250,000	5.00%, 05/01/24 (c)	280,640
1,000,000	5.00%, 01/01/26	1,149,630
700,000	5.25%, 07/01/23 (c)	777,322
690,000	5.25%, 07/01/23 (c)	769,364
500,000	5.25%, 02/01/24 (c)	551,695
290,000	5.50%, 07/01/23 (c)	335,530
1,540,000	5.50%, 07/01/23 (c)	1,746,776
370,000	5.50%, 07/01/23 (c)	422,133
75,000	State of Illinois, Series A (GO) 5.00%, 04/01/22	84,080
	Will and Cook County Community High School District No. 210, Series A (GO)
1,250,000	5.00%, 01/01/23 (c)	1,316,412
500,000	5.05%, 01/01/33 ^	222,680
		59,449,488
Indiana: 0.2%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	515,000
1,200,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,451,712
100,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/21 (c)	117,344
50,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/25 (c)	61,864
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	582,465
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	148,968
		2,877,353
Kansas: 0.6%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	571,460
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	29,967
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
105,000	5.00%, 05/01/23 (c)	129,625
1,035,000	5.00%, 05/01/23 (c)	1,254,679
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
1,000,000	5.00%, 09/01/22	1,230,650
700,000	5.00%, 09/01/24 (c)	894,901
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
550,000	5.00%, 09/01/25 (c)	701,013
750,000	5.00%, 09/01/25 (c)	959,550
1,525,000	5.00%, 09/01/25 (c)	1,982,393
1,400,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,657,698
		9,411,936
Kentucky: 1.5%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
475,000	5.00%, 08/01/21 (c)	556,961
1,255,000	5.00%, 08/01/21 (c)	1,461,008
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	540,639
540,000	5.00%, 10/01/23 (c)	654,793
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	152,281
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
1,000,000	5.00%, 08/01/23	1,211,620
55,000	5.00%, 08/01/24	67,774
500,000	5.00%, 08/01/25	620,130
95,000	5.00%, 08/01/26	118,652
200,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	248,616
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
250,000	5.00%, 09/01/23	305,540
2,250,000	5.00%, 09/01/24 (c)	2,771,887
350,000	5.00%, 09/01/24 (c)	432,660
615,000	5.25%, 09/01/22	746,887
1,000,000	5.25%, 09/01/23 (c)	1,230,530
780,000	5.25%, 09/01/23	966,256
1,000,000	5.25%, 09/01/23 (c)	1,233,530
750,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	915,795
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	109,590
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB) 5.00%, 06/01/22 (c)	253,645
	Louisville and Jefferson County, Metropolitan Sewer and Drainage System, Series A (RB)
500,000	5.00%, 11/15/21 (c)	594,720
780,000	5.00%, 11/15/21 (c)	928,200
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	77,578
600,000	5.00%, 07/01/22 (c)	719,484
50,000	5.00%, 07/01/22 (c)	60,083
500,000	5.00%, 07/01/23 (c)	601,730
620,000	5.00%, 07/01/23 (c)	750,622
660,000	5.00%, 07/01/23 (c)	796,184
1,015,000	5.00%, 07/01/23 (c)	1,242,157
125,000	5.00%, 07/01/23 (c)	151,789
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	63,994
2,000,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,512,920
		23,098,255
Louisiana: 1.7%
250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	306,143
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	304,615
1,000,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	1,051,710
190,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	230,094
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
985,000	5.00%, 06/01/24 (c)	1,190,175
3,150,000	5.00%, 06/01/24 (c)	3,831,502
1,850,000	5.00%, 06/01/24 (c)	2,265,251
1,515,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,802,668
	Louisiana State, Series A (GO)
2,650,000	4.00%, 02/01/24 (c)	2,981,806
250,000	5.00%, 02/01/24 (c)	307,230
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,219,110
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
85,000	5.00%, 05/01/22 (c)	101,862
120,000	5.00%, 05/01/22 (c)	144,026
2,000,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	2,470,440
	State of Louisiana, Series A (GO)
1,350,000	5.00%, 08/01/22 (c)	1,646,730
1,330,000	5.00%, 08/01/22 (c)	1,622,334
1,750,000	5.00%, 02/01/24 (c)	2,121,840
	State of Louisiana, Series C (GO)
1,380,000	5.00%, 07/15/22 (c)	1,682,041
75,000	5.00%, 07/15/22 (c)	90,458
695,000	5.00%, 08/01/24 (c)	854,099
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	617,550
		26,841,684
Maine: 0.0%
65,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	82,852
Maryland: 2.6%
75,000	City of Baltimore, Water Project, Series B (RB) 5.00%, 01/01/24 (c)	93,108
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	81,443
600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	776,730
	County of Baltimore, Maryland (GO)
1,050,000	3.00%, 08/01/22 (c)	1,115,761
75,000	3.00%, 02/01/24 (c)	81,503
500,000	5.00%, 08/01/22	614,450
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	577,358
1,650,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,765,203
	County of Montgomery, Maryland (GO)
3,000,000	5.00%, 11/01/24 (c)	3,843,480
2,000,000	5.00%, 11/01/24 (c)	2,540,900
1,500,000	County of Montgomery, Series B (GO) 4.00%, 12/01/23 (c)	1,783,335
1,430,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,754,739
400,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	492,648
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,355,225
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	356,175
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,859,925
	Maryland Stadium Authority (RB)
250,000	5.00%, 05/01/26 (c)	317,110
250,000	5.00%, 05/01/26 (c)	318,383
410,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	431,017
1,000,000	Montgomery and Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,092,540
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	165,248
445,000	4.00%, 09/01/24 (c)	530,453
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	274,924
50,000	State of Maryland, Department of Transportation (RB) 5.00%, 02/15/21 (c)	58,407
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	456,424
1,000,000	State of Maryland, First Series (GO) 3.00%, 06/01/24 (c)	1,047,670
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	261,403
3,240,000	5.00%, 03/01/23	4,039,664
1,195,000	State of Maryland, First Series B (GO) 3.00%, 03/15/20 (c)	1,252,264
1,300,000	State of Maryland, Second Series A (GO) 4.00%, 08/01/23 (c)	1,495,468
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,439,648
850,000	State of Maryland, Second Series C (GO) 5.00%, 08/01/22	1,046,783
750,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/22 (c)	909,630
45,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	47,924
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	537,935
1,575,000	3.00%, 06/01/24 (c)	1,708,796
1,805,000	3.00%, 06/01/24 (c)	1,958,335
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,761,443
		40,243,452
Massachusetts: 3.4%
300,000	City of Boston, Series A (GO) 4.00%, 03/01/24 (c)	348,168
1,360,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,736,026
675,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/15/24 (c)	863,494
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	900,477
515,000	4.00%, 07/01/22 (c)	579,797
2,700,000	5.00%, 07/01/22 (c)	3,275,154
100,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	122,863
	Commonwealth of Massachusetts, Series A (GO)
500,000	3.00%, 03/01/24 (c)	517,505
850,000	5.00%, 03/01/24 (c)	1,041,862
1,000,000	5.00%, 07/01/25 (c)	1,268,010
1,000,000	5.00%, 03/01/26	1,302,860
	Commonwealth of Massachusetts, Series B (GO)
1,170,000	5.00%, 06/01/20 (c)	1,355,351
70,000	5.00%, 06/01/20 (c)	81,089
	Commonwealth of Massachusetts, Series C (GO)
2,470,000	4.00%, 07/01/22 (c)	2,766,029
2,325,000	5.00%, 08/01/25	3,014,107
	Commonwealth of Massachusetts, Series D (GO)
425,000	5.00%, 10/01/21 (c)	509,588
60,000	5.00%, 10/01/21 (c)	71,975
1,300,000	Commonwealth of Massachusetts, Series D (GO) 4.25%, 10/01/21 (c)	1,492,218
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	527,400
1,350,000	5.00%, 11/01/22 (c)	1,664,118
2,570,000	5.00%, 11/01/22 (c)	3,143,675
1,775,000	5.00%, 11/01/22 (c)	2,177,197
	Massachusetts Bay Transportation Authority, Series A (RB)
975,000	2.00%, 07/01/26 (c)	970,885
950,000	2.37%, 07/01/26 (c) ^	702,202
2,000,000	2.47%, 07/01/26 (c) ^	1,426,980
1,000,000	2.61%, 07/01/26 (c) ^	665,430
	Massachusetts Clean Water Trust, Series 19 (RB)
1,100,000	5.00%, 02/01/26 (c)	1,419,264
1,100,000	5.00%, 02/01/26 (c)	1,437,249
	Massachusetts Development Finance Agency, Series I (RB)
500,000	3.00%, 07/01/26 (c)	507,425
145,000	5.00%, 07/01/26 (c)	181,121
150,000	Massachusetts Development Finance Agency, Series L (RB) 5.00%, 07/01/21 (c)	176,555
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
205,000	5.15%, 01/01/20 (c)	220,877
65,000	5.20%, 01/01/20 (c)	70,004
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	134,914
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	610,260
1,000,000	5.00%, 08/15/22 (c)	1,221,830
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
1,050,000	5.00%, 08/15/22 (c)	1,275,414
1,250,000	5.00%, 08/15/22 (c)	1,520,775
1,000,000	5.00%, 01/15/25 (c)	1,256,930
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,182,570
500,000	5.00%, 05/01/25 (c)	620,225
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	672,870
575,000	5.00%, 06/01/23	721,677
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	460,016
	Massachusetts Water Pollution Abatement Trust (RB)
775,000	5.00%, 08/01/24 (c)	985,994
450,000	5.00%, 08/01/24	577,215
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,982
100,000	5.00%, 08/01/21 (c)	119,063
935,000	5.00%, 08/01/26 (c)	1,197,716
1,500,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,914,885
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	104,658
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	945,386
		52,071,335
Michigan: 1.3%
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	497,797
735,000	Detroit School District, Michigan School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	869,843
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	82,249
265,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	305,089
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,157,300
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,329,333
50,000	5.00%, 08/01/24 (c)	60,090
1,500,000	5.00%, 08/01/24 (c)	1,833,420
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	920,760
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,122,617
20,000	5.00%, 07/01/24	24,567
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,718,989
250,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds (RB) 5.00%, 11/01/22 (c)	294,135
775,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	944,175
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	120,986
170,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB) 5.00%, 08/19/16 (c)	170,753
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	602,835
250,000	5.00%, 07/01/25 (c)	303,205
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	895,695
405,000	5.00%, 07/01/24 (c)	484,967
	Michigan Finance Authority, Trinity Health Credit Group (RB)
5,000	5.00%, 12/01/20 (c)	5,882
90,000	5.00%, 06/01/22 (c)	106,520
1,000,000	5.50%, 06/01/25 (c)	1,296,940
	Michigan State Building Authority, Series 1-A (RB)
25,000	5.00%, 10/15/23 (c)	30,816
50,000	5.00%, 10/15/23	61,939
425,000	5.13%, 10/15/21 (c)	500,850
50,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	62,738
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	59,239
1,000,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,275,450
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
75,000	5.00%, 09/01/23	91,999
85,000	5.00%, 03/01/24 (c)	101,331
135,000	5.00%, 03/01/24 (c)	164,511
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	354,693
500,000	5.00%, 12/01/25 (c)	637,795
		19,489,508
Minnesota: 1.1%
420,000	Metropolitan Council, Wastewater Revenue, Series C (GO) 5.00%, 03/01/23	522,757
160,000	Metropolitan Council, Wastewater Revenue, Series E (GO) 5.00%, 09/01/22	197,010
	Minnesota Public Facilities Authority, Series B (RB)
680,000	3.00%, 03/01/24	758,996
500,000	3.00%, 03/01/25	558,445
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,399,260
1,400,000	5.00%, 03/01/22 (c)	1,689,534
	Minnesota State, State Trunk Highway, Series B (GO)
480,000	5.00%, 10/01/21 (c)	571,013
1,000,000	5.00%, 08/01/23 (c)	1,254,210
585,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	601,983
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
385,000	3.00%, 08/01/24 (c)	413,313
225,000	4.00%, 08/01/24 (c)	268,538
1,000,000	4.00%, 08/01/24 (c)	1,181,070
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
1,050,000	3.00%, 08/01/24 (c)	1,147,524
570,000	3.00%, 08/01/24	642,886
1,750,000	State of Minnesota, Various Purpose (GO) 4.00%, 08/01/22 (c)	1,977,395
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,482,670
	State of Minnesota, Various Purpose, Series D (GO)
25,000	3.50%, 10/01/23 (c)	27,719
500,000	5.00%, 10/01/23	630,780
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,155,976
		17,481,079
Mississippi: 0.3%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,181,630
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	575,820
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
75,000	5.00%, 01/01/22 (c)	88,508
50,000	5.00%, 01/01/22 (c)	59,177
100,000	5.00%, 01/01/22 (c)	118,353
	State of Mississippi, Series C (GO)
1,635,000	5.00%, 10/01/24	2,080,194
835,000	5.00%, 10/01/25	1,080,131
		5,183,813
Missouri: 0.9%
1,000,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	1,006,820
1,325,000	City of Kansas City, Series A (GO) 5.00%, 02/01/22 (c)	1,591,683
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	219,706
300,000	5.00%, 11/01/24 (c)	384,348
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,165,373
500,000	5.00%, 06/01/24 (c)	622,930
1,000,000	5.00%, 06/01/24 (c)	1,209,100
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
500,000	5.00%, 05/01/22 (c)	606,080
95,000	5.00%, 05/01/22 (c)	115,391
1,000,000	5.00%, 05/01/25 (c)	1,260,580
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,000,000	5.00%, 05/01/24	1,277,660
500,000	5.00%, 05/01/24 (c)	632,080
500,000	5.00%, 05/01/26	656,500
290,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	348,539
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	795,226
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	870,850
1,200,000	2.50%, 10/01/20 (c)	1,235,952
10,000	3.00%, 10/01/20 (c)	10,475
55,000	4.00%, 10/01/20 (c)	61,422
500,000	4.00%, 04/01/24 (c)	589,345
		14,660,060
Nebraska: 0.8%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	29,039
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	260,508
150,000	5.00%, 09/01/22	183,806
	Douglas County School District No. 0001 (GO)
160,000	3.00%, 12/15/24 (c)	171,248
1,000,000	5.00%, 06/15/24	1,276,670
270,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	281,939
80,000	Nebraska Public Power District (RB) 5.00%, 01/01/25 (c)	97,939
	Nebraska Public Power District, Series A (RB)
250,000	3.88%, 01/01/22 (c)	276,493
250,000	5.00%, 01/01/22 (c)	297,748
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	131,888
1,080,000	5.00%, 02/01/24 (c)	1,333,217
1,155,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,438,783
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
440,000	3.00%, 07/01/26 (c)	444,140
2,750,000	5.00%, 01/01/23	3,284,215
505,000	5.00%, 01/01/24	612,348
1,400,000	5.00%, 01/01/25 (c)	1,681,624
		11,801,605
Nevada: 0.9%
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	288,585
1,000,000	4.00%, 11/01/26 (c)	1,155,330
695,000	5.00%, 11/01/26	907,496
1,400,000	Clark County School District, Series C (GO) 5.00%, 06/15/25	1,777,426
	Clark County School District, Series D (GO)
250,000	4.00%, 12/15/25 (c)	281,583
2,580,000	5.00%, 06/15/24	3,230,263
500,000	5.00%, 12/15/25 (c)	621,255
	County of Clark, Flood Control (GO)
1,090,000	5.00%, 05/01/25 (c)	1,347,164
420,000	5.00%, 05/01/25 (c)	528,671
500,000	County of Clark, Series A (GO) 5.00%, 05/01/26 (c)	648,625
	Las Vegas Valley Water District, Series B (GO)
50,000	5.00%, 06/01/21 (c)	58,629
100,000	5.00%, 06/01/22 (c)	120,762
200,000	5.00%, 06/01/22 (c)	244,036
50,000	Las Vegas Valley Water District, Series C (GO) 5.00%, 06/01/21 (c)	58,552
1,000,000	State of Nevada Highway Improvement Revenue (RB) 5.00%, 06/01/26 (c)	1,291,210
760,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	972,998
175,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	219,975
		13,752,560
New Hampshire: 0.2%
1,225,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	1,439,436
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,295,630
		2,735,066
New Jersey: 3.4%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	945,584
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	284,310
10,000	3.00%, 03/01/21	10,902
635,000	3.00%, 03/01/22 (c)	692,893
20,000	3.00%, 03/01/22	21,993
15,000	3.00%, 03/01/22 (c)	16,495
1,000,000	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB) 4.00%, 11/01/22 (c)	1,131,260
	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB)
420,000	3.00%, 06/15/23	424,943
400,000	5.00%, 06/15/24	455,072
145,000	5.00%, 06/15/25	175,718
175,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB) 5.25%, 03/01/21 (c)	208,803
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
980,000	5.00%, 03/01/22 (c)	1,086,330
500,000	5.00%, 03/01/22 (c)	555,340
735,000	5.00%, 03/01/22 (c)	826,838
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,120,000	5.00%, 03/01/23 (c)	2,361,977
1,700,000	5.00%, 03/01/23	1,937,473
2,325,000	5.00%, 03/01/23 (c)	2,600,652
1,060,000	5.00%, 03/01/23 (c)	1,199,867
1,940,000	5.00%, 03/01/23 (c)	2,197,225
1,905,000	5.00%, 03/01/23 (c)	2,134,476
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
1,000,000	5.00%, 06/15/24 (c)	1,119,840
1,350,000	5.00%, 06/15/24 (c)	1,531,831
1,115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB) 5.00%, 06/15/24 (c)	1,241,263
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
225,000	4.00%, 06/15/22	242,667
3,500,000	5.00%, 06/15/23	4,003,720
1,000,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,125,700
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	249,909
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	595,095
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
1,190,000	4.00%, 07/01/22 (c)	1,308,107
75,000	4.63%, 07/01/21 (c)	84,915
250,000	5.00%, 07/01/22 (c)	291,613
200,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	224,910
850,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 3.00%, 07/01/26 (c)	851,436
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
750,000	5.00%, 07/01/22 (c)	874,380
500,000	5.00%, 07/01/22 (c)	597,695
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	94,067
	New Jersey State Turnpike Authority, Series A (RB)
125,000	5.00%, 07/01/22 (c)	151,708
900,000	5.00%, 07/01/22 (c)	1,078,101
400,000	5.00%, 07/01/22 (c)	481,668
1,000,000	5.00%, 01/01/23	1,222,740
750,000	5.00%, 07/01/24 (c)	931,215
640,000	5.00%, 07/01/24 (c)	799,469
	New Jersey State Turnpike Authority, Series B (RB)
325,000	5.00%, 01/01/23 (c)	394,056
1,000,000	5.00%, 01/01/23 (c)	1,220,680
500,000	5.00%, 01/01/23	611,370
200,000	New Jersey Transportation Trust Fund Authority (RB) 5.00%, 06/15/23 (c)	225,708
50,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 06/15/21 (c)	56,507
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,595,000	5.00%, 06/15/22 (c)	1,783,577
1,200,000	5.00%, 06/15/22 (c)	1,361,316
750,000	5.00%, 06/15/23 (c)	850,897
1,300,000	5.00%, 06/15/23 (c)	1,477,489
1,275,000	5.25%, 06/15/23 (c)	1,458,587
335,000	5.25%, 06/15/25 (c)	386,801
300,000	5.25%, 06/15/25 (c)	347,640
	New Jersey Turnpike Authority, Series A (RB)
500,000	5.00%, 07/01/24 (c)	608,425
1,000,000	5.00%, 07/01/24 (c)	1,225,040
70,000	5.00%, 01/01/26 (c)	87,320
	New Jersey Turnpike Authority, Series B (RB)
130,000	5.00%, 01/01/23 (c)	156,917
75,000	5.00%, 01/01/23 (c)	91,706
100,000	5.00%, 01/01/23 (c)	119,963
260,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	318,976
20,000	New Jersey Turnpike, Series A (RB) 5.00%, 07/01/22 (c)	23,933
400,000	State of New Jersey, Series T (GO) 5.00%, 06/01/23	479,040
	State of New Jersey, Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	547,445
85,000	5.00%, 06/01/25 (c)	103,465
155,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	185,820
		52,492,878
New Mexico: 0.5%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,442,554
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	683,246
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	80,459
100,000	Albuquerque Municipal School District No. 12, Series B (GO) (SAW) 5.00%, 08/01/22	122,045
	New Mexico Finance Authority, State Transportation, Senior Lien (RB)
425,000	4.00%, 06/15/22 (c)	484,963
340,000	5.00%, 06/15/22	415,565
3,135,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,954,238
	State of New Mexico Severance Tax, Series A (RB)
340,000	5.00%, 07/01/19 (c)	382,894
475,000	5.00%, 07/01/19 (c)	534,926
75,000	State of New Mexico Severance Tax, Series B (RB) 5.00%, 07/01/22	90,787
		8,191,677
New York: 16.0%
270,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23	342,482
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	6,097
	City of New York, New York, Series A-1 (GO)
250,000	5.00%, 08/01/21 (c)	297,928
610,000	5.25%, 08/01/23 (c)	767,813
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	58,715
250,000	5.00%, 08/01/22 (c)	303,338
1,500,000	City of New York, New York, Series D (GO) 5.00%, 02/01/23 (c)	1,822,680
	City of New York, New York, Series D-1 (GO)
1,100,000	5.00%, 10/01/21 (c)	1,304,930
2,905,000	5.00%, 08/01/23 (c)	3,608,242
925,000	City of New York, New York, Series E (GO) 5.25%, 08/01/22	1,141,052
1,295,000	City of New York, New York, Series F (GO) 5.00%, 02/01/22 (c)	1,542,228
50,000	City of New York, New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	60,887
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,590,106
1,115,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,389,123
120,000	City of New York, New York, Series I (GO) 5.00%, 08/01/23 (c)	149,231
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	493,012
1,225,000	5.00%, 03/01/24 (c)	1,496,644
	City of New York, New York, Series J (GO)
1,290,000	5.00%, 08/01/23 (c)	1,602,283
645,000	5.00%, 08/01/23	802,116
	City of New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,750,063
100,000	5.00%, 08/01/22 (c)	120,886
1,000,000	5.00%, 08/01/22 (c)	1,215,280
100,000	City of New York, Series D (GO) 5.00%, 02/01/23 (c)	121,858
	City of New York, Series E (GO)
450,000	5.00%, 02/01/23 (c)	553,059
500,000	5.00%, 08/01/26 (c)	635,790
	City of New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	598,090
55,000	5.00%, 02/01/22 (c)	66,211
1,775,000	City of New York, Series H (GO) 5.00%, 08/01/23 (c)	2,204,692
	City of New York, Series I (GO)
1,000,000	5.00%, 08/01/22	1,219,150
1,000,000	5.00%, 08/01/22 (c)	1,208,860
	City of New York, Subseries F-1 (GO)
630,000	5.00%, 03/01/23 (c)	763,661
1,300,000	5.00%, 03/01/23 (c)	1,602,289
1,500,000	County of Nassau, Series A (GO) 5.00%, 04/01/24 (c)	1,815,750
	County of Nassau, Series B (GO)
500,000	5.00%, 10/01/23	614,200
645,000	5.00%, 04/01/24 (c)	781,282
3,945,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	4,844,065
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
300,000	3.00%, 07/01/26 (c)	307,251
500,000	5.00%, 07/01/26 (c)	611,090
500,000	5.00%, 07/01/26	637,340
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
250,000	5.00%, 05/01/22 (c)	304,283
725,000	5.00%, 11/01/25 (c)	918,916
	Long Island Power Authority Electric System, Series B (RB)
860,000	5.00%, 09/01/22 (c)	1,032,000
400,000	5.00%, 09/01/22	482,840
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	527,860
2,565,000	3.59%, 11/15/30 ^	1,803,836
2,050,000	5.00%, 11/15/22 (c)	2,489,622
695,000	5.00%, 11/15/22 (c)	840,324
	Metropolitan Transportation Authority, Series A-1 (RB)
220,000	5.00%, 11/15/23 (c)	268,521
50,000	5.00%, 11/15/23	62,382
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	647,034
500,000	5.00%, 11/15/22	612,955
250,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/21 (c)	297,783
	Metropolitan Transportation Authority, Series D (RB)
650,000	5.00%, 11/15/17 (c)	686,413
205,000	5.00%, 11/15/19 (c)	232,201
100,000	5.00%, 11/15/21 (c)	119,906
800,000	5.00%, 11/15/22 (c)	971,560
125,000	5.00%, 11/15/22 (c)	152,816
750,000	5.00%, 11/15/22 (c)	908,325
	Metropolitan Transportation Authority, Series E (RB)
500,000	5.00%, 11/15/22 (c)	607,225
300,000	5.00%, 11/15/22 (c)	366,759
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	917,509
2,355,000	5.00%, 11/15/22 (c)	2,866,365
1,500,000	5.00%, 11/15/22 (c)	1,813,650
765,000	5.00%, 11/15/22 (c)	933,170
1,200,000	5.00%, 11/15/22	1,471,092
1,550,000	5.00%, 11/15/22 (c)	1,894,921
	Metropolitan Transportation Authority, Series H (RB)
540,000	5.00%, 11/15/22 (c)	652,914
350,000	5.00%, 11/15/22 (c)	427,886
1,300,000	5.00%, 11/15/22 (c)	1,594,567
	Nassau County, Series A (GO)
1,230,000	3.00%, 04/01/21 (c)	1,310,454
500,000	4.00%, 04/01/21 (c)	548,020
1,750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	2,124,220
220,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	276,375
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
1,845,000	5.00%, 12/15/19 (c)	2,110,495
510,000	5.00%, 06/15/25 (c)	652,315
190,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series HH (RB) 5.00%, 06/15/21 (c)	225,017
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
1,000,000	5.00%, 07/15/22	1,219,510
800,000	5.00%, 07/15/22 (c)	966,912
325,000	5.00%, 07/15/22 (c)	394,050
905,000	5.00%, 01/15/26 (c)	1,129,766
1,600,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	1,919,760
500,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries S-2A (RB) (SAW) 4.00%, 07/15/21 (c)	562,470
170,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/22	209,440
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
75,000	2.00%, 11/01/22 (c)	77,363
70,000	5.00%, 11/01/22 (c)	86,668
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
615,000	5.00%, 11/01/21 (c)	742,471
1,500,000	5.00%, 11/01/21 (c)	1,800,690
1,045,000	5.00%, 11/01/21 (c)	1,256,257
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,850,000	5.00%, 08/01/25 (c)	3,566,604
125,000	5.00%, 08/01/25 (c)	158,079
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 02/01/21 (c)	1,175,850
600,000	5.00%, 11/01/21 (c)	717,564
250,000	5.00%, 08/01/24 (c)	311,425
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
450,000	5.00%, 11/01/25 (c)	566,005
750,000	5.00%, 11/01/25 (c)	944,790
80,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/21 (c)	96,173
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,256,280
750,000	5.00%, 02/01/26 (c)	945,907
1,995,000	5.00%, 02/01/26 (c)	2,529,959
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,431,462
1,000,000	5.00%, 02/01/26 (c)	1,261,210
1,000,000	5.00%, 02/01/26 (c)	1,256,280
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	514,671
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,459,940
545,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/21 (c)	654,561
575,000	New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/22	708,400
	New York City Transitional Finance Authority, Series I (RB)
500,000	5.00%, 05/01/23 (c)	611,125
290,000	5.00%, 05/01/23 (c)	357,590
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	278,399
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	705,674
1,660,000	New York City Transitional Finance Authority, Subseries D-1 (RB) 5.00%, 02/01/24 (c)	2,038,696
700,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	866,698
550,000	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB) 4.00%, 10/01/26 (c)	656,260
	New York City, Series A (GO)
1,000,000	5.00%, 08/01/24	1,267,060
70,000	5.00%, 08/01/25	90,406
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	656,326
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	788,037
	New York City, Series I (GO)
250,000	5.00%, 08/01/22	304,788
1,500,000	5.00%, 08/01/22 (c)	1,822,920
820,000	5.00%, 08/01/23 (c)	1,018,506
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	447,692
	New York City, Subseries D-1 (GO)
2,000,000	5.00%, 10/01/21 (c)	2,364,900
2,500,000	5.00%, 10/01/21 (c)	2,982,300
250,000	New York Liberty Development Corp., 7 World Trade Center Project, Class 1 (RB) 5.00%, 03/15/22 (c)	300,243
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	956,255
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	120,102
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	4.00%, 12/15/22	586,900
2,000,000	5.00%, 12/15/22 (c)	2,468,620
675,000	5.00%, 12/15/22 (c)	820,219
3,775,000	5.00%, 12/15/22 (c)	4,623,167
1,000,000	5.00%, 12/15/22 (c)	1,233,620
825,000	5.00%, 12/15/22	1,018,875
1,795,000	5.00%, 12/15/22 (c)	2,194,621
260,000	5.00%, 12/15/22 (c)	319,309
630,000	5.00%, 12/15/22 (c)	767,674
1,000,000	5.00%, 12/15/22 (c)	1,219,900
1,500,000	5.00%, 02/15/24 (c)	1,851,000
800,000	5.00%, 02/15/24	1,009,792
250,000	5.00%, 02/15/24 (c)	314,948
770,000	5.00%, 02/15/24 (c)	968,783
1,680,000	5.00%, 03/15/25 (c)	2,102,722
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	604,105
1,605,000	5.00%, 03/15/22 (c)	1,927,557
1,300,000	5.00%, 03/15/22 (c)	1,577,771
1,000,000	5.00%, 02/15/25 (c)	1,244,020
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
875,000	5.00%, 08/15/21 (c)	1,044,960
350,000	5.00%, 02/15/25 (c)	437,598
265,000	5.00%, 02/15/25 (c)	337,083
80,000	5.00%, 09/15/25 (c)	99,985
65,000	5.00%, 09/15/25 (c)	81,545
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
900,000	5.00%, 03/15/23	1,122,093
625,000	5.00%, 03/15/23 (c)	766,262
1,415,000	5.00%, 03/15/24 (c)	1,754,091
500,000	5.00%, 03/15/24 (c)	615,795
580,000	5.00%, 03/15/24 (c)	730,823
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,000,000	5.00%, 09/15/25 (c)	1,256,450
340,000	5.00%, 09/15/25 (c)	427,516
	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
1,050,000	5.00%, 05/15/22 (c)	1,269,660
935,000	5.00%, 05/15/22 (c)	1,128,274
250,000	5.00%, 05/15/22 (c)	303,078
250,000	5.00%, 05/15/22 (c)	302,610
645,000	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB) 5.00%, 03/15/25 (c)	828,631
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	508,504
1,100,000	5.00%, 06/15/22 (c)	1,347,973
875,000	5.00%, 06/15/22 (c)	1,075,051
3,600,000	5.00%, 06/15/23 (c)	4,501,764
1,250,000	5.00%, 06/15/24 (c)	1,593,687
1,585,000	5.00%, 06/15/24 (c)	1,983,152
1,200,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22 (c)	1,463,640
50,000	New York State Power Authority, Series A (RB) 5.00%, 11/15/22	61,875
	New York State Thruway Authority, Series A (RB)
100,000	5.00%, 09/15/21 (c)	119,626
800,000	5.00%, 03/15/23 (c)	977,424
	New York State Thruway Authority, Series I (RB)
810,000	5.00%, 01/01/22 (c)	965,164
1,000,000	5.00%, 01/01/22 (c)	1,195,600
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,610,165
1,000,000	5.00%, 01/01/24 (c)	1,239,860
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 03/15/21 (c)	295,625
190,000	5.00%, 09/15/21 (c)	226,244
60,000	5.00%, 09/15/21 (c)	71,908
1,250,000	5.00%, 09/15/21 (c)	1,493,950
150,000	5.00%, 09/15/21 (c)	178,862
250,000	New York State Urban Development Corp., Series D (RB) 5.00%, 03/15/23	309,893
	New York State Urban Development Corp., State Personal Income, Series A (RB)
680,000	3.50%, 03/15/21 (c)	729,422
1,000,000	4.00%, 03/15/21 (c)	1,123,940
700,000	4.00%, 03/15/21 (c)	781,746
750,000	5.00%, 03/15/24 (c)	920,692
1,000,000	5.00%, 09/15/25 (c)	1,239,450
850,000	5.00%, 03/15/26	1,107,516
600,000	5.00%, 03/15/26 (c)	762,762
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	2,452,040
2,000,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 03/15/24 (c)	2,463,180
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,550,000	5.00%, 03/15/23 (c)	1,893,759
1,000,000	5.00%, 03/15/23 (c)	1,218,260
690,000	5.00%, 03/15/23 (c)	853,820
500,000	5.00%, 03/15/23 (c)	616,920
235,000	New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/23 (c)	288,949
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,142,300
800,000	4.00%, 12/15/21 (c)	916,080
250,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	311,875
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	608,494
750,000	3.25%, 06/15/24 (c)	804,345
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,378,344
205,000	5.00%, 05/01/20 (c)	236,287
100,000	5.00%, 05/01/20 (c)	115,462
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	321,405
1,000,000	5.00%, 10/15/24 (c)	1,264,680
2,790,000	5.00%, 10/15/24 (c)	3,506,444
1,010,000	5.00%, 10/15/24 (c)	1,296,133
500,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	520,740
65,000	State of New York, Series E (GO) 5.00%, 12/15/21 (c)	78,931
875,000	Suffolk County Economic Development Corp. (RB) 5.00%, 07/01/21 (c)	987,569
50,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	51,822
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	70,634
	Town of Brookhaven, Series A (GO)
640,000	3.00%, 02/01/23	711,347
250,000	4.00%, 02/01/23 (c)	285,050
100,000	Town of Oyster Bay (GO) (AGM) 4.00%, 08/01/22 (c)	105,225
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	272,780
485,000	4.00%, 08/01/22 (c)	511,428
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	133,305
175,000	3.25%, 03/01/21 (c)	180,565
	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM)
100,000	4.00%, 11/01/20 (c)	106,334
875,000	4.00%, 11/01/20 (c)	942,147
	Triborough Bridge and Tunnel Authority, Series A (RB)
1,000,000	2.79%, 11/15/30 ^	694,380
455,000	5.00%, 01/01/22 (c)	549,030
65,000	5.00%, 01/01/22 (c)	78,509
900,000	5.00%, 05/15/23 (c)	1,105,029
1,370,000	5.00%, 05/15/23 (c)	1,695,074
6,805,000	5.00%, 05/15/23 (c)	8,454,600
1,000,000	5.00%, 05/15/23 (c)	1,239,470
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,345,000	2.83%, 11/15/32 ^	884,580
975,000	4.00%, 11/15/22 (c)	1,131,409
1,980,000	5.00%, 11/15/22	2,444,825
500,000	5.00%, 11/15/22 (c)	615,335
1,000,000	5.00%, 11/15/22 (c)	1,232,710
1,310,000	5.00%, 11/15/23 (c)	1,603,925
	Utility Debt Securitization Authority (RB)
865,000	3.00%, 12/15/25 (c)	919,504
500,000	5.00%, 06/15/26 (c)	638,325
	Utility Debt Securitization Authority, Series E (RB)
1,250,000	5.00%, 12/15/23 (c)	1,550,087
1,675,000	5.00%, 12/15/23 (c)	2,081,070
1,005,000	5.00%, 12/15/23 (c)	1,252,612
		247,219,479
North Carolina: 0.8%
400,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	479,356
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	435,127
140,000	County of New Hanover, North Carolina (RB) 5.00%, 10/01/21 (c)	162,883
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	2,000,084
90,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/24	115,853
	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
1,000,000	5.00%, 10/01/22 (c)	1,190,940
250,000	5.00%, 06/01/27	326,658
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,185,240
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	24,100
750,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series C (RB) 5.00%, 05/01/21 (c)	886,365
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	679,936
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	98,254
1,000,000	5.00%, 06/01/23	1,256,590
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	317,563
75,000	5.00%, 06/01/26	98,501
	State of North Carolina, Series C (RB)
1,040,000	5.00%, 05/01/24 (c)	1,291,430
1,315,000	5.00%, 05/01/24	1,686,829
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	176,343
		12,412,052
North Dakota: 0.1%
1,060,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	1,310,913
Ohio: 3.0%
20,000	American Municipal Power, Inc., AMP Fremont Energy Center, Series B (RB) 4.00%, 02/15/22 (c)	21,844
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	756,082
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	311,170
300,000	5.00%, 12/01/24 (c)	377,892
500,000	5.00%, 12/01/24 (c)	633,380
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	2,053,277
800,000	4.00%, 02/15/24 (c)	913,176
750,000	5.00%, 07/01/23	939,037
100,000	5.00%, 08/15/23 (c)	124,108
1,975,000	5.00%, 02/15/24 (c)	2,488,085
2,295,000	City of Columbus, Various Purpose, Series 1 (GO) 5.00%, 07/01/23 (c)	2,878,641
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	317,823
500,000	3.00%, 07/01/25 (c)	536,390
750,000	3.00%, 07/01/25 (c)	825,735
750,000	3.10%, 07/01/25 (c)	797,460
1,250,000	3.20%, 07/01/25 (c)	1,331,850
100,000	5.00%, 08/15/22 (c)	122,509
1,000,000	5.00%, 08/15/22 (c)	1,230,990
1,000,000	5.00%, 08/15/22 (c)	1,230,990
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,207,000
330,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	401,396
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,221,310
60,000	5.00%, 05/15/23 (c)	74,237
	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
870,000	4.00%, 06/01/22 (c)	929,612
650,000	5.25%, 06/01/22 (c)	776,301
375,000	County of Hamilton, Ohio Sewer System Revenue, Series A (RB) 5.00%, 12/01/24 (c)	466,755
	County of Hamilton, Ohio The Christ Hospital Project (RB)
695,000	5.25%, 06/01/22 (c)	815,311
500,000	5.25%, 06/01/22 (c)	591,070
75,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	79,424
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	786,675
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,494,158
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	922,057
2,675,000	5.00%, 09/15/23	3,349,795
	Ohio State Common Schools, Series B (GO)
1,000,000	4.00%, 09/15/21 (c)	1,134,820
80,000	5.00%, 09/15/21 (c)	96,188
1,000,000	Ohio Water Development Authority, Fresh Water, Series B (RB) 5.00%, 12/01/26 (c)	1,288,350
70,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	90,060
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	99,068
895,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/23	1,117,757
	State of Ohio, Highway Capital Improvement, Series R (GO)
3,000,000	5.00%, 05/01/24 (c)	3,740,100
1,000,000	5.00%, 05/01/24 (c)	1,266,680
1,100,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/22 (c)	1,329,163
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,949,170
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,580,012
		46,696,908
Oklahoma: 0.2%
	Grand River Dam Authority, Series A (RB)
750,000	5.00%, 06/01/24 (c)	913,477
65,000	5.00%, 06/01/24 (c)	79,431
1,000,000	Oklahoma Capital Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,228,340
90,000	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	112,685
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	606,045
		2,939,978
Oregon: 0.6%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	114,109
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	623,505
1,000,000	Department of Administrative Services, Oregon State Lottery revenue, Series D (RB) 5.00%, 04/01/25 (c)	1,272,090
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	573,105
400,000	5.00%, 06/01/22 (c)	486,812
75,000	Metro, Series A (GO) 5.00%, 06/01/22 (c)	91,514
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
10,000	5.00%, 11/15/22	12,368
200,000	5.00%, 11/15/23	252,370
700,000	5.00%, 11/15/24 (c)	880,222
745,000	5.00%, 11/15/24 (c)	943,401
65,000	5.00%, 11/15/24 (c)	82,715
200,000	5.00%, 11/15/24 (c)	251,492
225,000	5.00%, 11/15/24	290,171
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,361,950
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	683,974
180,000	5.00%, 08/01/23 (c)	224,800
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	622,735
		9,767,333
Pennsylvania: 3.3%
1,625,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/25 (c)	2,006,761
450,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	548,433
1,000,000	City of Philadelphia, Series A (GO) 5.00%, 08/01/25 (c)	1,228,280
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	574,680
1,765,000	5.00%, 07/01/22	2,105,451
500,000	5.00%, 07/01/23	607,155
250,000	5.00%, 09/15/25	314,113
	Commonwealth of Pennsylvania, First Series (GO)
925,000	5.00%, 11/15/21 (c)	1,099,705
570,000	5.00%, 11/15/21 (c)	674,139
720,000	5.00%, 11/15/21 (c)	858,830
1,095,000	5.00%, 11/15/21 (c)	1,302,437
2,095,000	5.00%, 06/01/22 (c)	2,498,790
3,125,000	5.00%, 06/01/22 (c)	3,735,031
1,250,000	5.00%, 06/01/22 (c)	1,502,525
2,650,000	5.00%, 04/01/23 (c)	3,194,787
3,250,000	5.00%, 04/01/23 (c)	3,945,467
2,150,000	5.00%, 04/01/23 (c)	2,620,721
500,000	5.00%, 06/15/24 (c)	616,450
500,000	5.00%, 06/15/24	617,275
1,780,000	5.00%, 03/15/25 (c)	2,153,675
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	340,470
1,000,000	5.00%, 10/15/23 (c)	1,209,150
860,000	5.00%, 10/15/23 (c)	1,041,804
500,000	5.00%, 10/15/23 (c)	617,080
420,000	5.00%, 10/15/23 (c)	516,739
500,000	5.00%, 10/15/23 (c)	611,360
500,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	591,275
	Douphin Country General Authority Health System, Series A (RB)
1,500,000	3.00%, 06/01/26 (c)	1,507,590
400,000	4.00%, 06/01/26 (c)	443,152
	Hospitals and Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project, Series D (RB)
25,000	5.00%, 07/01/21 (c)	29,426
305,000	5.00%, 07/01/21 (c)	356,774
	Monroeville Finance Authority (RB)
940,000	5.00%, 02/15/26	1,191,121
1,225,000	5.00%, 02/15/27	1,573,819
20,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 08/19/16 (c)	20,063
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	123,309
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	553,240
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	299,175
40,000	5.00%, 08/15/22 (c)	48,561
	Pennsylvania Housing Finance Agency (RB)
125,000	3.20%, 04/01/25 (c)	132,224
725,000	3.30%, 10/01/21 (c)	752,369
	Pennsylvania Turnpike Commission (RB)
980,000	3.00%, 06/01/26 (c)	980,804
870,000	3.00%, 06/01/26 (c)	872,923
2,660,000	4.00%, 06/01/26 (c)	2,942,146
500,000	5.00%, 12/01/25 (c)	609,920
	Pennsylvania Turnpike Commission, Series C (RB)
400,000	5.00%, 12/01/24 (c)	488,532
1,000,000	5.50%, 12/01/23 (c)	1,247,470
60,000	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB) 5.00%, 05/15/20 (c)	68,695
		51,373,896
Rhode Island: 0.3%
385,000	Rhode Island Health and Educational Building Corp. (RB) (AGM) 5.00%, 05/15/25 (c)	473,423
	State of Rhode Island, Series A (GO)
1,275,000	5.50%, 08/01/21 (c)	1,547,595
470,000	5.50%, 08/01/21 (c)	570,740
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,239,800
250,000	5.00%, 08/01/24 (c)	311,638
175,000	5.00%, 08/01/24	220,981
		4,364,177
South Carolina: 0.9%
	Berkeley County, South Carolina School District, Series A (GO)
325,000	3.00%, 03/01/24 (c)	353,711
150,000	3.00%, 03/01/24 (c)	164,367
	Charleston Educational Excellence Finance Corp. (RB)
105,000	5.00%, 12/01/23 (c)	131,652
920,000	5.00%, 12/01/23 (c)	1,128,316
300,000	5.00%, 12/01/23	372,837
50,000	5.00%, 12/01/23 (c)	62,890
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,134,547
750,000	City of Charleston, Waterworks and Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	906,750
1,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	1,187,080
400,000	Kershaw County School District (RB) 3.38%, 12/01/25 (c)	429,984
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	560,630
1,305,000	4.00%, 09/01/21 (c)	1,489,318
465,000	5.00%, 09/01/21 (c)	554,066
500,000	5.00%, 09/01/21 (c)	595,495
100,000	School District No. 2 of Dorchester County, Series A (GO) 4.00%, 03/01/24 (c)	116,287
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
975,000	3.75%, 11/01/22 (c)	1,029,415
350,000	5.00%, 11/01/22 (c)	413,592
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
130,000	5.00%, 08/01/23 (c)	152,833
395,000	5.25%, 08/01/23 (c)	467,925
	South Carolina State Public Service Authority, Series A (RB)
900,000	5.00%, 12/01/21 (c)	1,066,779
60,000	5.00%, 12/01/24	75,791
2,000,000	South Carolina Transportation Infrastructure Bank (RB) 2.25%, 10/01/25 (c)	1,910,640
		14,304,905
Tennessee: 0.8%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	947,473
715,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	738,273
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,527,348
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	805,310
25,000	Memphis Center City Revenue Finance Corp. (RB) (AGM) 4.50%, 11/01/21 (c)	28,728
245,000	Memphis Center City Revenue Finance Corp., Series B (RB) (AGM) 5.25%, 11/01/21 (c)	293,490
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,863,675
	Metropolitan Government of Nashville & Davidson County, Tennessee (RB)
510,000	5.00%, 07/01/22	616,702
500,000	5.00%, 07/01/23	625,270
	Metropolitan Government of Nashville and Davidson County (GO)
1,600,000	4.00%, 07/01/26 (c)	1,870,704
545,000	4.00%, 07/01/26 (c)	639,874
515,000	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	641,216
975,000	State of Tennessee, Series A (GO) 5.00%, 08/01/22	1,201,366
500,000	State of Tennessee, Series B (GO) 2.00%, 10/01/20 (c)	512,695
		12,312,124
Texas: 10.1%
750,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/24	954,187
1,880,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	2,361,562
500,000	Board of Regents of Texas State University System, Series E (RB) 5.00%, 08/15/27	665,495
	Board of Regents of University of Texas System, Series A (RB)
450,000	5.00%, 02/15/22 (c)	541,548
505,000	5.00%, 07/01/25 (c)	631,831
500,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	664,760
	Brownsville, Texas Utilities System Revenue, Series A (RB)
245,000	5.00%, 09/01/22	293,843
500,000	5.00%, 09/01/23 (c)	600,720
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	303,288
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
150,000	5.00%, 01/01/23 (c)	174,497
200,000	5.00%, 07/01/25 (c)	243,282
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	616,990
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
1,000,000	3.70%, 05/15/23 (c)	1,124,880
50,000	5.00%, 11/15/22 (c)	61,330
50,000	5.00%, 05/15/23 (c)	61,282
1,000,000	5.00%, 05/15/24 (c)	1,243,730
650,000	5.00%, 05/15/24 (c)	803,608
1,000,000	5.00%, 05/15/24 (c)	1,238,780
	City of Austin, Water and Wastewater System Revenue (RB)
400,000	5.00%, 11/15/21 (c)	482,364
500,000	5.00%, 11/15/22 (c)	611,265
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	611,850
1,175,000	5.00%, 02/15/24 (c)	1,456,518
4,750,000	5.00%, 02/15/24 (c)	5,964,670
500,000	5.00%, 02/15/25 (c)	616,250
1,500,000	5.00%, 02/15/25 (c)	1,871,385
50,000	City of Dallas and Fort Worth, Texas International Airport (RB) 5.00%, 11/01/20 (c)	57,996
400,000	City of Dallas, Series A (GO) 5.00%, 02/15/23 (c)	486,676
	City of Dallas, Waterworks and Sewer System, Series A (RB)
30,000	5.00%, 10/01/22 (c)	36,911
1,000,000	5.00%, 10/01/25 (c)	1,264,300
1,425,000	5.00%, 10/01/25 (c)	1,809,878
400,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	498,300
1,000,000	City of Fort Worth (GO) 5.00%, 03/01/22 (c)	1,204,210
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	58,177
1,490,000	5.00%, 11/01/20 (c)	1,733,675
1,250,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,583,637
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,221,570
500,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 5.00%, 11/15/26	652,860
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	788,508
1,000,000	5.00%, 03/01/24 (c)	1,218,600
700,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series C (RB) 5.00%, 05/15/24 (c)	860,272
325,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	386,750
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,500,000	5.00%, 08/01/22 (c)	1,815,210
1,040,000	5.00%, 02/01/23	1,278,898
1,000,000	5.00%, 08/01/26 (c)	1,303,210
500,000	5.25%, 02/01/25	648,095
	City of San Antonio, General Improvement (GO)
1,550,000	5.00%, 02/01/24 (c)	1,924,511
100,000	5.00%, 02/01/24	126,340
300,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	309,660
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,314,944
	City of San Antonio, Water System Revenue (RB)
1,000,000	5.00%, 05/15/22 (c)	1,208,570
1,025,000	5.00%, 05/15/22 (c)	1,247,097
	City of San Antonio, Water System Revenue, Series A (RB)
515,000	5.00%, 05/15/20 (c)	589,428
55,000	5.00%, 05/15/20 (c)	63,236
500,000	5.00%, 05/15/26 (c)	628,120
50,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	62,694
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,202,640
	Comal Independent School District, Series A (GO)
120,000	4.00%, 02/01/21 (c)	133,822
585,000	4.00%, 02/01/21 (c)	653,193
500,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/21 (c)	581,425
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	1,009,855
1,000,000	5.00%, 07/15/20 (c)	1,157,920
500,000	County of Fort Bend, Series B (GO) 4.00%, 03/01/26 (c)	575,470
	County of Harris, Series A (GO)
80,000	5.00%, 10/01/25 (c)	101,453
1,000,000	5.00%, 10/01/25 (c)	1,274,940
250,000	5.00%, 10/01/25 (c)	323,885
250,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	305,718
500,000	County of Harris, Texas (RB) 5.00%, 08/15/22 (c)	596,765
	County of Harris, Texas Toll Road, Senior Lien, Series A (RB)
1,000,000	5.00%, 08/15/26 (c)	1,258,030
1,500,000	5.00%, 08/15/26 (c)	1,907,235
1,500,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/25 (c)	1,876,770
	Cypress-Fairbanks Independent School District, Series C (GO)
100,000	5.00%, 02/15/23	123,951
700,000	5.00%, 02/15/24 (c)	875,595
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	121,889
75,000	Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	86,994
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
75,000	5.00%, 12/01/22	92,110
90,000	5.00%, 12/01/25 (c)	113,568
500,000	5.00%, 12/01/25 (c)	642,255
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	117,491
890,000	5.00%, 08/15/22 (c)	1,070,180
100,000	5.00%, 08/15/22 (c)	122,117
100,000	5.00%, 08/15/22	122,378
	Dallas Independent School District, Series A (GO)
1,000,000	5.00%, 08/15/24 (c)	1,252,780
100,000	5.00%, 08/15/24	127,175
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	460,737
1,330,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,701,549
335,000	Eagle Mountain & Saginaw Independent School District (GO) 4.00%, 02/15/26 (c)	383,501
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	92,629
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	142,603
750,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	920,782
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/24 (c)	120,506
965,000	5.00%, 11/15/24 (c)	1,165,305
1,225,000	5.00%, 11/15/24 (c)	1,491,682
	Harris County, Texas Cultural Education Facilities Finance Corp. (RB)
1,000,000	3.00%, 05/15/26 (c)	997,410
500,000	3.00%, 05/15/26 (c)	506,350
1,755,000	5.00%, 12/01/24 (c)	2,153,982
2,000,000	5.00%, 10/01/25 (c)	2,520,920
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	527,263
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
50,000	5.00%, 12/01/22 (c)	59,693
120,000	5.00%, 12/01/22 (c)	143,819
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	852,158
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/24 (c)	630,005
	Harris County, Texas Flood Control District, Series A (GO)
500,000	5.00%, 10/01/24 (c)	625,660
250,000	5.00%, 10/01/25 (c)	318,735
1,000,000	5.00%, 10/01/25 (c)	1,282,740
1,480,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/22 (c)	1,823,508
1,000,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,246,950
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	308,110
	Houston, Texas Public Improvement Refunding, Series A (GO)
1,000,000	5.00%, 03/01/21 (c)	1,171,110
1,840,000	5.00%, 03/01/23 (c)	2,243,862
750,000	5.00%, 03/01/24 (c)	920,482
35,000	Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/20 (c)	40,884
1,200,000	Irving Independent School District, Series A (GO) 5.00%, 02/15/24	1,508,820
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO) 5.00%, 02/15/25 (c)	152,312
315,000	Keller Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	354,974
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	435,708
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
240,000	4.00%, 05/15/22 (c)	260,074
155,000	4.00%, 05/15/22 (c)	169,804
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	66,034
	Lower Colorado River Authority, Series A (RB)
600,000	5.00%, 05/15/22 (c)	704,274
990,000	5.00%, 05/15/22 (c)	1,189,752
	Lower Colorado River Authority, Series B (RB)
675,000	5.00%, 05/15/22 (c)	791,498
660,000	5.00%, 05/15/22 (c)	776,681
1,370,000	5.00%, 05/15/22 (c)	1,638,835
370,000	5.00%, 05/15/25 (c)	452,651
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	915,845
250,000	Midland County Fresh Water Supply District No. 1, City of Midland Project (RB) 5.00%, 09/15/22 (c)	298,853
	New Hope Cultural Education Facilities Corp. (RB)
1,000,000	4.00%, 07/01/26 (c)	1,063,970
500,000	5.00%, 07/01/25 (c)	594,890
	North Texas Municipal Water District (RB)
95,000	3.00%, 09/01/25 (c)	100,820
650,000	4.00%, 03/01/22 (c)	725,192
1,430,000	5.00%, 09/01/25 (c)	1,814,384
85,000	5.00%, 09/01/25 (c)	108,503
215,000	5.25%, 03/01/22 (c)	263,012
305,000	5.25%, 03/01/22 (c)	372,368
1,485,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,788,757
750,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	896,835
	North Texas Tollway Authority, Special Project, Series D (RB)
550,000	5.00%, 09/01/21 (c)	647,900
530,000	5.25%, 09/01/21 (c)	637,166
1,080,000	5.25%, 09/01/21 (c)	1,297,782
1,850,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	2,191,362
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,257,350
1,000,000	5.00%, 02/15/25 (c)	1,266,540
500,000	Pasadena Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/23 (c)	614,810
425,000	Regents of the University of Houston System, Series A (RB) 5.00%, 02/15/21 (c)	494,415
635,000	Regents of the University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	740,239
2,715,000	San Antonio Electric and Gas Systems Revenue (RB) 5.25%, 02/01/24	3,456,222
	San Antonio Independent School District, Unlimited Tax School Building (GO)
750,000	5.00%, 02/15/23	926,977
2,095,000	5.00%, 02/15/24	2,644,393
400,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/26 (c)	506,544
1,000,000	Spring Independent School District (GO) 5.00%, 08/15/25 (c)	1,281,030
	State of Texas, Transportation Commission (GO)
50,000	5.00%, 04/01/24 (c)	62,333
750,000	5.00%, 04/01/24 (c)	941,145
	State of Texas, Transportation Commission, Series A (GO)
1,355,000	5.00%, 04/01/22 (c)	1,627,748
1,955,000	5.00%, 10/01/24 (c)	2,436,204
1,000,000	5.00%, 10/01/25 (c)	1,280,790
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
50,000	5.00%, 11/15/21 (c)	57,974
30,000	5.00%, 10/01/23 (c)	36,671
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	986,985
235,000	5.25%, 10/01/23 (c)	287,118
	Tarrant Regional Water Control and Improvement District (RB)
2,500,000	5.00%, 03/01/25 (c)	3,167,275
1,025,000	5.00%, 03/01/25 (c)	1,307,992
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	260,926
230,000	5.00%, 12/15/22 (c)	268,803
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
50,000	5.00%, 12/15/22 (c)	58,892
145,000	5.00%, 12/15/22 (c)	167,595
500,000	5.00%, 12/15/22 (c)	592,855
1,000,000	5.00%, 12/15/22	1,204,340
2,850,000	5.00%, 12/15/22 (c)	3,400,021
465,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	607,127
1,000,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/26	1,320,970
	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB)
1,000,000	5.00%, 04/01/23	1,240,390
2,690,000	5.00%, 04/01/24	3,406,750
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	151,874
1,000,000	Texas Water Development Board, Series A (RB) 5.00%, 10/15/25 (c)	1,273,090
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	100,783
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	785,336
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	93,193
		155,795,543
Utah: 0.1%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	684,660
370,000	Canyons School District, Utah School Bond Guaranty Program (GO) (SBG) 3.00%, 06/15/22 (c)	382,484
155,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	195,044
		1,262,188
Virginia: 2.5%
400,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	529,080
140,000	City of Richmond, Public Improvement, Series A (GO) (SAW) 5.00%, 03/01/23 (c)	173,351
530,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/23 (c)	640,733
835,000	Commonwealth of Virginia, Series A-2 (GO) 4.00%, 06/01/21 (c)	935,576
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	640,375
1,000,000	5.00%, 06/01/25 (c)	1,284,550
90,000	5.00%, 06/01/25 (c)	116,555
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,692,594
1,375,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	1,698,111
	Fairfax County, Public Improvement, Series B (GO) (SAW)
225,000	5.00%, 04/01/23	281,045
1,075,000	5.00%, 04/01/24	1,373,130
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	601,463
250,000	Hampton Roads Sanitation District (RB) 5.00%, 08/01/26 (c)	322,085
750,000	Upper Occoquan Sewage Authority (RB) 5.00%, 07/01/25 (c)	965,295
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	612,749
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	2,501,880
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	451,108
1,335,000	5.00%, 02/01/22 (c)	1,612,653
1,140,000	5.00%, 09/01/22 (c)	1,390,184
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	120,501
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,109,690
1,000,000	5.00%, 09/01/26 (c)	1,296,920
1,000,000	5.00%, 09/01/26 (c)	1,305,520
1,100,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	1,257,795
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
45,000	4.00%, 05/15/21 (c)	50,019
500,000	4.00%, 05/15/21 (c)	557,480
250,000	4.00%, 05/15/24 (c)	283,938
1,000,000	5.00%, 05/15/24 (c)	1,262,890
	Virginia Commonwealth Transportation Board, Series A (RB)
150,000	5.00%, 03/15/23 (c)	185,505
450,000	5.00%, 03/15/23 (c)	550,755
1,450,000	5.00%, 03/15/23 (c)	1,793,215
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	132,106
475,000	3.00%, 08/01/24 (c)	506,312
20,000	5.00%, 08/01/21 (c)	23,759
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	474,080
1,750,000	5.00%, 08/01/23	2,182,897
	Virginia Public School Authority (RB) (SAW)
500,000	5.00%, 08/01/26 (c)	654,825
450,000	5.00%, 08/01/26 (c)	593,230
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,109,119
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,172,880
70,000	Virginia Resources Authority, Series B (RB) 5.00%, 11/01/21 (c)	84,191
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	930,765
1,100,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/22	1,345,344
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,918,197
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	315,390
		39,039,840
Washington: 3.4%
	Central Puget Sound Regional Transit Authority, Sale Tax , Series S-1 (RB)
550,000	5.00%, 11/01/22 (c)	667,249
750,000	5.00%, 11/01/25 (c)	944,070
570,000	5.00%, 11/01/25 (c)	720,246
555,000	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/22 (c)	666,816
2,400,000	City of Seattle, Drainage and Wastewater System (RB) 4.00%, 04/01/26 (c)	2,767,320
1,000,000	City of Seattle, Water System Revenue (RB) 5.00%, 05/01/25 (c)	1,257,810
485,000	County of King, Series E (GO) 5.00%, 12/01/25 (c)	624,437
1,000,000	County of King, Washington Sewer Revenue, Series A (GO) 5.00%, 01/01/25 (c)	1,256,710
85,000	County of King, Washington Sewer Revenue, Series B (RB) 5.00%, 01/01/21 (c)	98,202
350,000	Energy Northwest Colombia Generating Station Electric, Series A (RB) 5.00%, 07/01/24 (c)	430,787
200,000	Energy Northwest Generating Station, Series A (RB) 5.00%, 07/01/23	249,358
310,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	401,679
1,000,000	Energy Northwest Project 1 Electric, Series C (RB) 5.00%, 07/01/24 (c)	1,252,540
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	6,408
80,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	99,983
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	18,373
1,025,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,263,938
550,000	Olympia School District No. 111 Thurston County , Series B (GO) (SBG) 5.00%, 06/01/22 (c)	667,980
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,244,704
75,000	Port of Seattle, Intermediate Lien, Series A (RB) 5.00%, 08/01/22	91,340
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	23,961
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	245,630
115,000	5.00%, 09/01/23	142,978
850,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	889,474
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
500,000	5.00%, 02/01/23 (c)	608,945
1,500,000	5.00%, 02/01/24 (c)	1,880,490
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
520,000	3.13%, 07/01/22 (c)	547,404
300,000	5.00%, 07/01/24 (c)	377,793
2,050,000	5.00%, 07/01/24	2,602,577
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
2,000,000	5.00%, 07/01/22 (c)	2,433,680
355,000	5.00%, 07/01/23 (c)	438,375
1,000,000	5.00%, 01/01/25 (c)	1,236,410
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,236,410
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	58,860
	State of Washington, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	995,451
250,000	5.00%, 08/01/21 (c)	296,053
300,000	5.00%, 08/01/21 (c)	356,706
1,000,000	5.00%, 07/01/22	1,221,310
1,750,000	5.00%, 08/01/22 (c)	2,128,997
835,000	5.00%, 08/01/23 (c)	1,033,371
1,000,000	5.00%, 08/01/26 (c)	1,277,840
1,000,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,241,190
	State of Washington, Various Purpose, Series D (GO)
240,000	5.00%, 02/01/22 (c)	288,070
535,000	5.00%, 02/01/23	659,398
1,675,000	5.00%, 02/01/23 (c)	2,034,170
	State of Washington, Various Purpose, Series R-A (GO)
2,000,000	4.00%, 07/01/24 (c)	2,373,300
375,000	5.00%, 07/01/21 (c)	444,926
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	338,232
625,000	5.00%, 07/01/22 (c)	758,537
50,000	5.00%, 01/01/25 (c)	61,559
350,000	5.00%, 01/01/25 (c)	437,672
1,000,000	5.00%, 01/01/25 (c)	1,257,600
630,000	State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	775,637
170,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	214,022
	University of Washington, General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,175,220
500,000	5.00%, 04/01/21 (c)	588,855
475,000	University of Washington, General Revenue, Series C (RB) 5.00%, 01/01/23 (c)	573,026
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,220,120
	Washington Health Care Facilities Authority, Providence Health and Services, Series A (RB)
225,000	5.00%, 10/01/22 (c)	266,085
75,000	5.00%, 10/01/22 (c)	89,952
1,975,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/23 (c)	2,411,830
		51,972,066
West Virginia: 0.2%
	West Virginia Hospital Finance Authority, Series A (RB)
450,000	5.00%, 06/01/25	567,036
1,000,000	5.00%, 06/01/26	1,269,500
	West Virginia University Board of Governors, Series A (RB)
500,000	5.00%, 10/01/22 (c)	605,890
580,000	5.00%, 10/01/22 (c)	707,426
		3,149,852
Wisconsin: 0.9%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	672,722
275,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/23	342,895
240,000	State of Wisconsin, Series 2 (GO) 5.00%, 11/01/21 (c)	288,790
	State of Wisconsin, Series 3 (GO)
125,000	5.00%, 11/01/22 (c)	152,149
385,000	5.00%, 11/01/22 (c)	474,058
	State of Wisconsin, Series 4 (GO)
1,500,000	5.00%, 11/01/24 (c)	1,900,365
550,000	5.00%, 11/01/24 (c)	705,133
	State of Wisconsin, Series A (GO)
300,000	4.00%, 05/01/21 (c)	332,910
80,000	4.00%, 05/01/21 (c)	88,892
250,000	5.00%, 05/01/25 (c)	314,223
	State of Wisconsin, Series B (GO)
500,000	4.50%, 05/01/21 (c)	569,175
75,000	5.00%, 05/01/21 (c)	88,751
	State of Wisconsin, Series C (GO)
755,000	4.00%, 05/01/21 (c)	838,918
750,000	4.00%, 05/01/21 (c)	835,905
500,000	5.00%, 05/01/24 (c)	622,115
	Wisconsin Department of Transportation, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,239,950
500,000	5.00%, 07/01/24 (c)	624,160
1,000,000	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB) 4.00%, 05/15/26 (c)	1,129,440
205,000	Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	235,723
90,000	Wisconsin Health and Educational Facilities Authority, Gundersen Lutheran, Series A (RB) 4.75%, 10/15/21 (c)	101,405
1,000,000	Wisconsin State Transportation, Series 0 (RB) 5.00%, 07/01/23 (c)	1,235,600
	Wisconsin State Transportation, Series 1 (RB)
75,000	5.00%, 07/01/22 (c)	90,218
35,000	5.00%, 07/01/22 (c)	42,345
800,000	5.00%, 07/01/23 (c)	992,048
		13,917,890
Total Municipal Bonds (Cost: $1,452,144,413)		1,526,761,918

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $13,495,240)

13,495,240	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	13,495,240
Total Investments: 99.5% (Cost: $1,465,639,653)		1,540,257,158
Other assets less liabilities: 0.5%		7,044,656
NET ASSETS: 100.0%		$1,547,301,814

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	7.3%	$112,074,454
Health Care	5.1	77,820,811
Housing	0.2	3,047,435
Industrial Revenue	0.3	4,806,010
Leasing	6.9	106,168,672
Local	18.1	278,989,232
Power	5.1	79,082,741
Solid Waste/Resource Recovery	0.3	4,681,701
Special Tax	10.8	165,948,119
State	24.0	370,122,368
Tobacco	0.0	212,138
Transportation	11.9	183,607,637
Water & Sewer	9.1	140,200,600
Money Market Fund	0.9	13,495,240
	100.0%	$1,540,257,158

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,526,761,918	$—	$1,526,761,918
Money Market Fund	13,495,240	—	—	13,495,240
Total	$13,495,240	$1,526,761,918	$—	$1,540,257,158

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.6%
Alabama: 2.2%
$1,000,000	County of Jefferson, Alabama Sewer Revenue, Series B (RB) (AGM) 6.63%, 10/01/23 (c) ^	$399,870
500,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	596,820
750,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) 4.00%, 02/01/26 (c)	798,157
	Lower Alabama Gas District, Gas Project Revenue, Series A (RB)
500,000	5.00%, 09/01/34	643,625
950,000	5.00%, 09/01/46	1,301,414
250,000	State of Alabama (GO) 3.00%, 02/01/26 (c)	259,220
		3,999,106
Arizona: 1.6%
600,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	699,504
750,000	Arizona Health Facilities Authority (RB) 5.00%, 01/01/24 (c)	888,367
900,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	928,917
400,000	Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Electric System, Series A (RB) 5.00%, 06/01/25 (c)	490,844
		3,007,632
California: 19.6%
	Alameda Corridor Transportation Authority (RB) (AGM)
450,000	4.00%, 10/01/26 (c)	496,197
350,000	5.00%, 10/01/26 (c)	426,321
425,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	517,476
440,000	Bay Area Toll Authority (RB) 5.00%, 10/01/24 (c)	525,395
140,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	167,822
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	139,969
	California Educational Facilities Authority (RB)
250,000	5.00%, 05/01/45	376,918
500,000	5.00%, 06/01/46	758,905
250,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	282,790
	California Health Facilities Financing Authority, Series A (RB)
520,000	4.00%, 03/01/23 (c)	553,056
100,000	4.00%, 08/15/24 (c)	111,549
400,000	5.00%, 08/15/23 (c)	471,184
250,000	5.00%, 11/15/25 (c)	307,300
555,000	California Infrastructure & Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	611,382
	California State Public Works Board (RB)
500,000	3.50%, 12/01/25 (c)	534,055
500,000	4.00%, 12/01/25 (c)	572,335
500,000	4.00%, 12/01/25 (c)	570,080
495,000	California State Public Works Board, Series A (RB) 5.00%, 03/01/23 (c)	588,109
975,000	California State University, Series A (RB) 5.00%, 11/01/24 (c)	1,213,027
	California Statewide Communities Development Authority (RB)
500,000	5.00%, 08/01/22 (c)	591,030
675,000	5.00%, 07/01/24 (c)	792,261
450,000	5.00%, 02/15/26 (c)	554,773
500,000	5.00%, 05/15/26 (c)	606,905
500,000	City of Los Angeles CA Wastewater System Revenue (RB) 4.00%, 06/01/25 (c)	561,175
	City of Los Angeles Department of Airports (RB)
500,000	5.00%, 05/15/22 (c)	590,505
135,000	5.00%, 05/15/25 (c)	165,156
50,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	53,436
250,000	Cupertino Union School District (GO) 4.00%, 08/01/26 (c)	285,118
470,000	East Bay Municipal Utility District Water System Revenue (RB) 4.00%, 06/01/25 (c)	525,526
	Eastern Municipal Water District, Wastewater Revenue, Series A (RB)
500,000	5.00%, 07/01/26 (c)	620,530
250,000	5.00%, 07/01/26 (c)	318,930
500,000	El Camino Community College District (GO) 5.24%, 08/01/38 ^	260,375
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	331,739
	Elk Grove Unified School District (CP)
250,000	3.00%, 02/01/26 (c)	252,063
665,000	3.13%, 02/01/26 (c)	672,920
	Golden State Tobacco Securitization Corp. (RB)
1,000,000	5.00%, 06/01/25 (c)	1,203,930
500,000	5.00%, 06/01/25 (c)	603,290
250,000	Imperial Irrigation District Electric System Revenue (RB) 5.00%, 05/01/26 (c)	310,343
335,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	405,467
750,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/25 (c)	926,595
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	436,360
500,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	597,265
	Regents of the University of California, Series AR (RB)
250,000	4.00%, 05/15/26 (c)	285,155
500,000	5.00%, 05/15/26 (c)	631,150
475,000	Regents of University of California, Series AI (RB) 5.00%, 05/15/23 (c)	581,148
400,000	San Diego Unified School District, Series I (GO) 4.14%, 07/01/25 (c) ^	188,772
250,000	San Diego Unified School District/CA (GO) 4.00%, 07/01/25 (c)	281,488
250,000	San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) 4.00%, 10/01/25 (c)	281,618
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	552,950
	San Mateo Union High School District, Series A (GO)
250,000	5.00%, 09/01/23 (c)	303,493
750,000	7.00%, 09/01/36 (c)(e)	696,390
650,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	673,036
100,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	106,017
	State of California (GO)
450,000	3.00%, 09/01/26 (c)	469,930
700,000	5.00%, 10/01/24 (c)	869,295
500,000	5.00%, 10/01/24 (c)	607,800
500,000	5.00%, 08/01/25 (c)	625,250
350,000	5.00%, 08/01/25 (c)	436,040
750,000	5.00%, 09/01/26 (c)	928,170
635,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	683,431
	State of California, Various Purpose (GO)
30,000	4.00%, 04/01/23 (c)	33,016
50,000	4.38%, 02/01/22 (c)	55,408
800,000	4.50%, 12/01/23 (c)	929,160
650,000	5.00%, 04/01/22 (c)	770,692
890,000	5.00%, 09/01/22 (c)	1,066,861
300,000	5.00%, 04/01/23 (c)	358,131
1,200,000	5.00%, 11/01/23 (c)	1,451,532
500,000	West Contra Costa Unified School District (GO) 4.00%, 08/01/25 (c)	554,970
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	427,460
		35,737,925
Colorado: 2.4%
500,000	Colorado Health Facilities Authority (RB) 4.00%, 01/15/26 (c)	543,445
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
115,000	5.00%, 06/01/22 (c)	129,105
450,000	5.00%, 06/01/22 (c)	508,819
500,000	Joint School District No 27J in Adams and Weld Counties (GO) (SAW) 5.00%, 12/01/25 (c)	614,150
	Park Creek Metropolitan District (RB)
250,000	5.00%, 12/01/25 (c)	296,445
250,000	5.00%, 12/01/25 (c)	297,580
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	270,296
250,000	University of Colorado (RB) 3.00%, 06/01/26 (c)	250,630
1,250,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	1,472,775
		4,383,245
Connecticut: 0.8%
400,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	447,312
500,000	State of Connecticut (GO) 5.00%, 06/15/25 (c)	597,525
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	441,554
		1,486,391
District of Columbia: 1.2%
725,000	District of Columbia (RB) 5.00%, 01/15/26 (c)	867,259
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	561,705
650,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	728,695
		2,157,659
Florida: 4.9%
400,000	Broward County, Florida, Water & Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	476,636
400,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	477,092
255,000	City of Tallahassee, Florida Health Facilities Authority (RB) 4.00%, 12/01/25 (c)	261,890
1,150,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,348,478
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,811
975,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 4.00%, 07/01/24 (c)	1,102,530
615,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 5.00%, 07/01/22 (c)	733,246
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	469,984
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	350,060
1,100,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	1,291,807
825,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 5.00%, 04/01/22 (c)	937,885
500,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	615,570
750,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	864,892
		8,941,881
Georgia: 1.2%
500,000	Georgia Higher Education Facilities Authority (RB) 4.13%, 06/15/25 (c)	562,130
500,000	Georgia Housing & Finance Authority (RB) 3.35%, 12/01/25 (c)	511,185
750,000	Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	887,865
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	284,885
		2,246,065
Hawaii: 0.7%
445,000	City & County of Hawaii, Series A (GO) 4.00%, 03/01/26 (c)	508,457
200,000	City & County of Honolulu, Hawaii (GO) 5.00%, 11/01/22 (c)	241,838
565,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	583,210
		1,333,505
Idaho: 0.5%
	Idaho Health Facilities Authority, Series A (RB)
250,000	5.00%, 03/01/22 (c)	278,488
475,000	5.00%, 03/01/24 (c)	557,579
		836,067
Illinois: 3.1%
500,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/25 (c)	598,470
250,000	City of Chicago IL (GO) 5.00%, 01/01/26 (c)	255,640
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	435,653
500,000	City of Chicago, Series A (GO) 5.00%, 01/01/22 (c)	507,310
	Illinois Finance Authority (RB)
240,000	5.00%, 05/15/25 (c)	287,462
140,000	5.00%, 10/01/25 (c)	167,355
500,000	5.00%, 06/01/26 (c)	585,945
900,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	957,672
400,000	Illinois Finance Authority, Northwestern Healthcare (RB) 4.00%, 08/15/22 (c)	435,044
400,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	414,484
	State of Illinois (GO) (AGM)
250,000	4.38%, 04/01/24 (c)	268,753
455,000	5.00%, 03/01/22 (c)	486,208
300,000	State of Illinois, Series A (GO) 4.50%, 01/01/22 (c)	308,991
		5,708,987
Indiana: 1.0%
	Carmel Redevelopment Authority, Series A (RB)
25,000	4.00%, 08/01/22 (c)	27,692
45,000	4.00%, 08/01/22 (c)	49,980
400,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	417,036
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	315,477
500,000	Indiana Finance Authority, Wastewater Utility, CWA Authority Project (RB) 5.25%, 10/01/21 (c)	586,260
400,000	Indiana Municipal Power Agency (RB) 5.00%, 07/01/26 (c)	484,560
		1,881,005
Kentucky: 0.5%
500,000	Kentucky Economic Development Finance Authority (RB) 4.25%, 07/01/25 (c)	537,340
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	298,643
		835,983
Louisiana: 1.5%
	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB)
500,000	5.00%, 10/01/24 (c)	596,225
750,000	5.00%, 10/01/24 (c)	901,110
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	396,979
400,000	5.00%, 02/01/24 (c)	467,956
395,000	Louisiana Public Facilities Authority, Loyola University Project (RB) 5.00%, 10/01/21 (c)	438,482
		2,800,752
Maine: 0.2%
350,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	396,893
Maryland: 1.5%
400,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	478,440
	Maryland Health & Higher Educational Facilities Authority (RB)
255,000	4.00%, 07/01/24 (c)	273,949
390,000	4.00%, 07/01/26 (c)	423,216
475,000	5.00%, 02/15/25 (c)	570,594
135,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	142,260
250,000	University System of Maryland (RB) 3.00%, 04/01/26 (c)	260,228
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	559,420
		2,708,107
Massachusetts: 3.4%
385,000	Boston Water & Sewer Commission (RB) 3.63%, 11/01/24 (c)	410,271
	Commonwealth of Massachusetts (GO)
425,000	3.25%, 09/01/25 (c)	442,659
790,000	4.00%, 09/01/25 (c)	884,334
750,000	4.00%, 09/01/25 (c)	838,267
270,000	4.50%, 12/01/21 (c)	306,283
250,000	5.00%, 08/01/21 (c)	296,053
635,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 07/01/25 (c)	717,696
325,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	351,257
1,000,000	Massachusetts School Building Authority (RB) 5.00%, 08/15/25 (c)	1,228,240
400,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	473,512
290,000	Massachusetts Water Resources Authority (RB) 4.00%, 08/01/26 (c)	331,015
		6,279,587
Michigan: 1.1%
	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB)
345,000	4.50%, 11/01/23 (c)	387,290
120,000	5.00%, 11/01/23 (c)	137,705
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	532,600
	Michigan Finance Authority (RB)
700,000	4.00%, 06/01/25 (c)	767,571
150,000	5.00%, 12/01/21 (c)	175,109
		2,000,275
Minnesota: 0.9%
400,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	482,572
400,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	475,656
600,000	Western Minnesota Municipal Power Agency, Series A (RB) 5.00%, 01/01/24 (c)	732,180
		1,690,408
Missouri: 1.0%
450,000	City of Kansas City, Series E (RB) 3.13%, 04/01/25 (c)	455,625
85,000	Health & Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 11/15/23 (c)	97,180
250,000	Health & Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	266,883
350,000	Metropolitan St Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	415,478
500,000	Missouri Joint Municipal Electric Utility Commission (RB) 4.00%, 06/01/26 (c)	554,395
		1,789,561
Nebraska: 1.7%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
1,250,000	5.00%, 09/01/22 (c)	1,405,662
400,000	5.25%, 09/01/22 (c)	458,988
555,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	674,947
250,000	Omaha Public Power District, Series B (RB) 5.00%, 02/01/21 (c)	285,903
235,000	Omaha School District (GO) 3.13%, 12/15/24 (c)	252,829
		3,078,329
Nevada: 1.5%
350,000	Clark County School District (GO) 4.00%, 12/15/25 (c)	391,111
1,000,000	Las Vegas Valley Water District (GO) 4.00%, 06/01/22 (c)	1,081,410
400,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	433,696
730,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	797,029
		2,703,246
New Jersey: 3.8%
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	153,501
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.25%, 07/01/23 (c)	175,718
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
1,000,000	5.00%, 06/15/21 (c)	1,084,240
750,000	5.25%, 06/15/21 (c)	834,840
600,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	701,328
	New Jersey Transportation Trust Fund Authority (RB)
400,000	5.00%, 06/15/22 (c)	441,368
270,000	5.00%, 06/15/23 (c)	302,387
500,000	5.00%, 06/15/24 (c)	546,130
1,250,000	New Jersey Turnpike Authority (RB) 5.00%, 01/01/25 (c)	1,487,787
420,000	Rutgers The State University of New Jersey (RB) 5.00%, 05/01/23 (c)	494,764
	Rutgers, State University of New Jersey, Series M (RB)
450,000	3.13%, 05/01/21 (c)	456,444
175,000	3.13%, 05/01/21 (c)	177,662
		6,856,169
New York: 15.8%
	Build NYC Resource Corp., New York Law School Project (RB)
665,000	4.00%, 01/01/26 (c)	695,251
600,000	5.00%, 01/01/26 (c)	700,422
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	272,610
	County of Nassau NY (GO)
350,000	5.00%, 04/01/23 (c)	411,351
400,000	5.00%, 04/01/26 (c)	480,024
600,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	696,186
	Metropolitan Transportation Authority (RB)
250,000	5.00%, 11/15/21 (c)	293,170
1,065,000	5.00%, 11/15/25 (c)	1,304,103
1,000,000	5.00%, 05/15/26 (c)	1,223,520
250,000	5.25%, 11/15/24 (c)	307,655
450,000	5.25%, 11/15/26 (c)	581,436
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	358,806
250,000	5.25%, 11/15/26 (c)	320,088
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	26,985
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	29,761
	Metropolitan Transportation Authority, Series E (RB)
550,000	5.00%, 11/15/22 (c)	651,948
650,000	5.00%, 11/15/23 (c)	781,046
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	160,985
	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
305,000	5.00%, 06/15/21 (c)	355,853
500,000	5.00%, 06/15/24 (c)	601,810
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	587,365
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	24,379
	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
500,000	5.00%, 06/15/23 (c)	607,945
485,000	5.00%, 06/15/23 (c)	579,628
845,000	5.00%, 06/15/24 (c)	1,030,030
250,000	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW) 4.00%, 01/15/26 (c)	279,155
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
1,380,000	3.00%, 02/01/26 (c)	1,427,348
500,000	5.00%, 08/01/24 (c)	606,200
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
700,000	3.00%, 02/01/26 (c)	715,127
550,000	3.00%, 02/01/26 (c)	562,347
600,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	704,130
	New York City Water & Sewer System (RB)
125,000	3.00%, 06/15/26 (c)	130,099
250,000	4.00%, 12/15/26 (c)	285,525
475,000	5.00%, 12/15/22 (c)	564,153
500,000	5.00%, 06/15/25 (c)	609,505
325,000	5.25%, 12/15/21 (c)	390,400
	New York Liberty Development Corp., 4 World Trade Center Project (RB)
600,000	5.00%, 11/15/21 (c)	697,320
1,050,000	5.75%, 11/15/21 (c)	1,254,015
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	592,740
375,000	New York State Dormitory Authority (RB) 4.00%, 07/01/26 (c)	423,401
	New York State Dormitory Authority, Series A (RB)
300,000	5.00%, 03/15/23 (c)	356,946
135,000	5.00%, 03/15/24 (c)	163,690
400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	467,080
	New York State Thruway Authority (RB)
25,000	4.00%, 01/01/26 (c)	27,445
450,000	5.00%, 01/01/26 (c)	552,280
250,000	5.00%, 01/01/26 (c)	305,638
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	349,956
	New York State Urban Development Corp. (RB)
250,000	5.00%, 09/15/25 (c)	305,223
500,000	5.00%, 09/15/25 (c)	610,445
	Port Authority of New York & New Jersey, Series 171 (RB)
50,000	4.00%, 01/15/22 (c)	54,814
15,000	4.50%, 01/15/22 (c)	16,878
25,000	Port Authority of New York & New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	30,278
1,000,000	Triborough Bridge & Tunnel Authority (RB) 5.00%, 05/15/26 (c)	1,238,270
635,000	Triborough Bridge and Tunnel Authority, Series A (RB) 4.00%, 11/15/22 (c)	690,435
1,000,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/23 (c)	1,214,440
100,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	103,154
		28,810,794
North Carolina: 0.8%
	North Carolina Medical Care Commission, Series B (RB)
650,000	4.00%, 12/01/22 (c)	692,204
250,000	5.00%, 12/01/22 (c)	292,580
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	407,522
		1,392,306
Ohio: 2.2%
400,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	460,136
85,000	American Municipal Power Inc (RB) 5.00%, 02/15/24 (c)	100,211
500,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	542,030
1,150,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,389,671
	Ohio Higher Educational Facility Commission, Series A (RB)
60,000	4.00%, 01/01/22 (c)	64,433
900,000	5.00%, 01/01/22 (c)	1,044,315
350,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	395,080
		3,995,876
Oregon: 0.8%
650,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	719,030
700,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	844,039
		1,563,069
Pennsylvania: 3.9%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	57,137
55,000	5.00%, 05/01/22 (c)	63,202
500,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	540,800
85,000	Commonwealth of Pennsylvania (GO) 4.00%, 06/15/24 (c)	93,860
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
320,000	4.00%, 06/01/22 (c)	339,974
270,000	5.00%, 06/01/22 (c)	309,857
400,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	472,896
400,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	455,436
500,000	Montgomery County Industrial Development Authority/PA (RB) 5.00%, 11/15/26 (c)	598,860
725,000	Pennsylvania Economic Development Financing Authority (RB) 6.00%, 01/01/24 (c)	905,684
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	446,192
	Pennsylvania Turnpike Commission (RB)
500,000	5.00%, 12/01/22 (c)	579,060
500,000	5.00%, 12/01/25 (c)	583,030
500,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 04/01/25 (c)	593,790
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	601,070
150,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	166,145
250,000	Westmoreland County, Municipal Authority (RB) 5.00%, 08/15/23 (c)	297,713
		7,104,706
South Carolina: 2.2%
225,000	Greenville Health System (RB) 5.00%, 05/01/24 (c)	262,994
	South Carolina Public Service Authority (RB)
500,000	4.00%, 12/01/24 (c)	545,055
500,000	4.00%, 06/01/25 (c)	546,215
500,000	5.00%, 12/01/24 (c)	590,550
500,000	5.00%, 06/01/25 (c)	590,635
245,000	5.25%, 12/01/25 (c)	297,555
75,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/21 (c)	88,139
500,000	South Carolina State Public Service Authority, Series E (RB) 5.50%, 12/01/23 (c)	598,000
400,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	421,328
		3,940,471
Tennessee: 0.5%
100,000	Chattanooga Health Educational & Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	114,663
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	290,068
250,000	County of Washington TN (GO) 3.00%, 06/01/26 (c)	257,523
250,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/25 (c)	305,915
		968,169
Texas: 10.8%
450,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	467,622
290,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	357,266
	Central Texas Regional Mobility Authority (RB)
250,000	5.00%, 07/01/25 (c)	296,135
250,000	5.00%, 01/01/26 (c)	296,358
430,000	Central Texas Turnpike System (RB) 5.00%, 08/15/24 (c)	508,484
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	297,435
	City of Houston TX Combined Utility System Revenue (RB)
500,000	4.00%, 11/15/26 (c)	566,170
500,000	5.00%, 11/15/21 (c)	588,280
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	265,752
	Dallas Area Rapid Transit (RB)
1,000,000	5.00%, 12/01/25 (c)	1,234,930
500,000	5.00%, 12/01/25 (c)	622,235
500,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	577,040
500,000	Highland Park Independent School District (GO) 3.00%, 02/15/25 (c)	521,840
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	204,134
900,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	1,055,484
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
580,000	4.00%, 05/15/22 (c)	620,101
505,000	4.00%, 05/15/22 (c)	542,441
250,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/21 (c)	294,105
	New Hope Cultural Education Facilities Finance Corp. (RB)
500,000	4.25%, 07/01/26 (c)	540,305
500,000	5.00%, 07/01/26 (c)	584,240
	North Texas Tollway Authority (RB)
750,000	4.00%, 01/01/26 (c)	830,535
800,000	5.00%, 01/01/23 (c)	937,416
610,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	697,193
525,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	555,061
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	351,723
330,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 5.00%, 05/15/23 (c)	386,559
200,000	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB) 4.00%, 05/15/23 (c)	216,526
435,000	Tarrant County, Cultural Education Facilities Finance Corp., Series A (RB) 3.00%, 05/15/26 (c)	439,041
500,000	Tarrant Regional Water District (RB) 5.00%, 03/01/22 (c)	584,830
850,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	993,675
1,150,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,340,175
250,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	299,815
750,000	Texas Water Development Board (RB) 5.00%, 10/15/25 (c)	922,612
230,000	University of Houston System (RB) 5.00%, 02/15/21 (c)	262,980
350,000	University of Texas System/The (RB) 5.00%, 08/15/22 (c)	421,529
		19,680,027
Utah: 1.0%
	County of Utah UT (RB)
500,000	3.00%, 05/15/26 (c)	495,020
525,000	4.00%, 05/15/24 (c)	572,218
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	271,766
500,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	526,700
		1,865,704
Virginia: 1.0%
500,000	Virginia Commonwealth Transportation Board (RB) 3.00%, 05/15/26 (c)	504,645
650,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	737,769
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	540,455
		1,782,869
Washington: 2.5%
500,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/25 (c)	617,460
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	337,229
500,000	King County, Washington Limited Tax Sewer Revenue, Series A (GO) 5.00%, 01/01/25 (c)	617,330
575,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	666,879
200,000	University of Washington (RB) 3.00%, 01/01/23 (c)	205,290
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	813,659
725,000	Washington Health Care Facilities Authority (RB) 5.00%, 08/15/25 (c)	870,094
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	429,983
		4,557,924
Wisconsin: 0.8%
780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	822,892
550,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/23 (c)	589,325
		1,412,217
Total Municipal Bonds (Cost: $169,212,709)		179,932,910

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $1,266,173)
1,266,173	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,266,173
Total Investments: 99.3% (Cost: $170,478,882)		181,199,083
Other assets less liabilities: 0.7%		1,290,712
NET ASSETS: 100.0%		$182,489,795

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(e)	Convertible Capital Appreciation Term Bonds.
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	9.7%	$17,486,844
Health Care	17.7	32,117,901
Housing	0.6	1,118,090
Industrial Revenue	2.4	4,408,725
Leasing	5.3	9,667,481
Local	9.8	17,762,002
Power	7.5	13,566,204
Special Tax	9.9	18,006,901
State	8.8	15,935,672
Tobacco	1.0	1,807,220
Transportation	15.2	27,448,328
Water & Sewer	11.4	20,607,542
Money Market Fund	0.7	1,266,173
	100.0%	$181,199,083

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$179,932,910	$—	$179,932,910
Money Market Fund	1,266,173	—	—	1,266,173
Total	$1,266,173	$179,932,910	$—	$181,199,083

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.6%
Alabama: 0.5%
$950,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Bonds (RB) 5.00%, 09/01/19	$1,067,344
100,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/19	111,074
75,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	87,392
		1,265,810
Alaska: 0.3%
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	792,176
55,000	State of Alaska, Series A (GO) 4.00%, 08/01/17	56,846
		849,022
Arizona: 1.3%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	704,957
	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
75,000	4.00%, 07/01/18	79,853
50,000	5.00%, 07/01/19	56,293
115,000	5.00%, 07/01/21	137,112
250,000	City of Chandler (GO) 4.00%, 07/01/21	286,242
500,000	City of Glendale Water & Sewer Revenue (RB) 5.00%, 07/01/20	580,490
	City of Phoenix, Civic Improvement Corp. (RB)
50,000	5.00%, 07/01/20	58,028
750,000	5.00%, 07/01/21	898,597
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	617,211
		3,418,783
Arkansas: 0.6%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	134,055
1,000,000	5.00%, 04/01/18	1,072,440
75,000	5.00%, 10/01/18	82,024
100,000	5.00%, 04/01/21	118,623
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	178,982
		1,586,124
California: 15.3%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB) 1.50%, 10/01/17 (c) (p)	1,009,000
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,301,232
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	511,675
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	89,346
200,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 4.00%, 10/01/17	208,188
	California Health Facilities Financing Authority, Catholic Healthcare West, Series A (RB)
50,000	5.00%, 03/01/19	55,415
800,000	5.00%, 03/01/21	938,328
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	821,251
250,000	California State Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/18	276,125
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB) 5.00%, 05/01/20	580,525
50,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 4.00%, 09/01/17	51,868
480,000	California State Public Works Board, Department of Correction and Rehabilitation, Series D (RB) 5.00%, 12/01/21	578,261
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	99,034
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	182,566
120,000	5.00%, 11/01/20	140,551
	California State Public Works Board, Department of State Hospital, Series E (RB)
70,000	5.00%, 06/01/19	78,392
310,000	5.00%, 06/01/20	358,475
700,000	5.00%, 06/01/21	832,727
50,000	California State Public Works Board, Series F (RB) 4.00%, 10/01/17	52,035
1,075,000	California State Public Works Board, Series G (RB) 4.00%, 11/01/17	1,120,924
	California State Public Works Board, Various Capital Projects, Series A (RB)
75,000	5.00%, 10/01/17	78,893
160,000	5.00%, 04/01/19	178,150
340,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	372,817
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	85,223
750,000	5.00%, 11/01/20	878,445
175,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 4.00%, 03/01/19	189,774
750,000	California State Public Works Board, Various Judicial Projects, Series D (RB) 5.00%, 12/01/18	825,060
140,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/19	159,965
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	82,434
320,000	5.00%, 11/01/21	387,238
	California State Various Purpose (GO)
1,370,000	4.00%, 09/01/17	1,421,772
230,000	4.00%, 02/01/18	241,829
1,055,000	4.00%, 02/01/19	1,143,673
125,000	5.00%, 09/01/17	131,066
1,375,000	5.00%, 10/01/17	1,446,871
1,550,000	5.00%, 10/01/17	1,631,018
50,000	5.00%, 12/01/17	52,981
75,000	5.00%, 03/01/18	80,248
1,400,000	5.00%, 04/01/18	1,502,858
1,000,000	5.00%, 09/01/18	1,091,800
1,050,000	5.00%, 09/01/18	1,146,390
1,385,000	5.00%, 09/01/18	1,512,143
50,000	5.00%, 09/01/18	54,590
50,000	5.00%, 02/01/19	55,439
100,000	5.00%, 04/01/19	111,570
375,000	5.00%, 02/01/20	430,147
1,000,000	5.00%, 04/01/20	1,153,190
1,550,000	5.00%, 09/01/20	1,810,663
300,000	5.00%, 09/01/20	350,451
25,000	5.00%, 10/01/20	29,289
300,000	5.00%, 02/01/21	354,786
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,009,480
500,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/21	602,075
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
200,000	5.00%, 06/01/19	224,756
660,000	5.00%, 06/01/19	742,289
50,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	60,398
150,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	162,237
	Golden State Tobacco Securitization Corp., Series A (RB)
250,000	5.00%, 06/01/18	269,155
55,000	5.00%, 06/01/19	61,364
310,000	5.00%, 06/01/21	366,690
220,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	257,200
100,000	Los Angeles Department of Water & Power, Series A (RB) 5.00%, 07/01/20	116,560
75,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 07/01/18	81,426
	Los Angeles Unified School District, Series A (GO)
575,000	4.00%, 07/01/18	613,226
290,000	5.00%, 07/01/18	314,789
105,000	5.00%, 07/01/19	118,410
60,000	5.00%, 07/01/21	72,016
125,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/19	140,964
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	390,335
140,000	5.00%, 07/01/21	168,036
	Metropolitan Water District of Southern California, Series C (RB)
100,000	4.00%, 10/01/17	104,094
100,000	4.00%, 10/01/18	107,468
1,050,000	5.00%, 07/01/18	1,139,544
175,000	5.00%, 07/01/19	197,349
95,000	Regents of the University of California, Series AB (RB) 5.00%, 05/15/21	113,687
400,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	478,684
	Riverside County Transportation Commission, Series A (RB)
50,000	5.00%, 06/01/18	54,108
100,000	5.00%, 06/01/21	119,693
75,000	Sacramento City Financing Authority, EPA Building, Series A (RB) 4.00%, 05/01/18	79,391
175,000	Sacramento City Financing Authority, Series B (RB) 5.00%, 08/15/17	183,199
125,000	San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/18	134,358
340,000	San Diego County Water Authority, Series A (RB) 4.00%, 05/01/18	360,825
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	156,442
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	115,036
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	90,252
	State of California (GO)
200,000	4.00%, 02/01/22	232,116
150,000	5.00%, 02/01/18	159,944
25,000	5.00%, 03/01/20	28,753
300,000	5.00%, 09/01/21	360,585
100,000	5.00%, 04/01/22	121,838
	State of California Department of Water Resources, Central Valley Project (RB)
305,000	4.00%, 12/01/18	329,376
100,000	5.00%, 12/01/18	110,302
95,000	5.00%, 12/01/19	108,683
345,000	5.00%, 12/01/21	418,620
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	154,733
	State of California Department of Water Resources, Power Supply Revenue, Series N (RB)
40,000	4.00%, 05/01/18	42,428
75,000	5.00%, 05/01/18	80,854
565,000	State of California, Various Purpose (GO) 5.00%, 11/01/21	681,785
100,000	University of California, Series AF (RB) 5.00%, 05/15/20	115,985
		41,428,229
Colorado: 0.8%
1,000,000	City and County of Denver, Series A (GO) 5.00%, 08/01/17	1,044,990
	Colorado Health Facilities Authority, Series A (RB)
65,000	5.00%, 02/01/18	69,198
125,000	5.00%, 02/01/19	136,574
100,000	5.00%, 02/01/21	114,875
100,000	Metro Wastewater Reclamation District, Series A (RB) 5.00%, 04/01/18	107,330
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	269,677
350,000	5.00%, 06/01/20	403,014
50,000	St. Vrain Valley School District RE-1J, Series A (GO) (SAW) 4.00%, 12/15/17	52,338
		2,197,996
Connecticut: 2.5%
770,000	Connecticut State, Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	772,841
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	585,655
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	106,881
1,000,000	5.00%, 09/01/20	1,162,480
75,000	State of Connecticut, Series B (RB) 5.00%, 01/01/19	82,735
	State of Connecticut, Series C (GO)
55,000	5.00%, 06/15/18	59,292
250,000	5.00%, 07/15/19	279,230
500,000	5.00%, 06/01/20	572,080
500,000	5.00%, 06/01/21	587,315
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	529,775
300,000	5.00%, 11/01/19	338,211
145,000	5.00%, 06/15/20	166,111
750,000	5.00%, 11/01/20	868,252
280,000	State of Connecticut, Series E (GO) 5.00%, 09/01/18	304,122
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	284,807
		6,699,787
District of Columbia: 0.2%
	District of Columbia, Series A (GO)
160,000	5.00%, 06/01/19	179,421
80,000	5.00%, 12/01/19	91,380
125,000	5.00%, 06/01/20	144,649
75,000	District of Columbia, Series C (RB) 5.00%, 12/01/17	79,450
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	56,069
		550,969
Florida: 5.3%
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	54,592
	Broward County, Airport System Revenue, Series Q-1 (RB)
150,000	5.00%, 10/01/17	157,589
265,000	5.00%, 10/01/18	289,335
	Citizens Property Insurance Corp., Series A-1 (RB)
500,000	5.00%, 06/01/19	558,150
70,000	5.00%, 06/01/19	78,141
270,000	5.00%, 06/01/20	310,897
115,000	5.00%, 06/01/22	139,308
1,690,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,848,268
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	881,617
	Florida Department of Environmental Protection, Series A (RB)
460,000	5.00%, 07/01/20	532,896
125,000	5.00%, 07/01/20	144,809
	JEA Electric System, Series Three A (RB)
200,000	4.00%, 10/01/17	207,974
65,000	5.00%, 10/01/18	70,940
270,000	5.00%, 10/01/19	305,235
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	163,775
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	778,423
250,000	Lee County School Board (CP) 5.00%, 08/01/19	280,295
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	127,939
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
205,000	5.00%, 07/01/18	221,418
50,000	5.00%, 07/01/20	57,715
500,000	5.00%, 07/01/21	592,970
	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	57,715
250,000	5.00%, 07/01/21	296,485
100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	114,425
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	186,242
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	145,720
	Orange County, Sales Tax, Series C (RB)
280,000	5.00%, 01/01/19	308,806
900,000	5.00%, 01/01/20	1,026,612
80,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/17	84,143
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	297,118
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	306,003
300,000	5.00%, 06/01/21	356,415
	State of Florida, Board of Education Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/18	108,308
100,000	5.00%, 07/01/21	119,281
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	56,099
130,000	5.00%, 06/01/19	145,857
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
90,000	5.00%, 06/01/18	97,256
50,000	5.00%, 06/01/18	54,031
190,000	5.00%, 06/01/20	220,256
250,000	State of Florida, Board of Education, Full Faith and Credit, Series D (GO) 5.00%, 06/01/20	289,782
215,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	232,333
595,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	644,433
1,000,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	1,126,470
90,000	State of Florida, Department of Transportation, Turnpike Revenue, Series A (RB) 5.00%, 07/01/18	97,459
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	95,467
50,000	Tampa Bay Regional Water Supply Authority, Utility System, Series B (RB) 5.00%, 10/01/18	54,717
		14,323,719
Georgia: 2.4%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	87,843
	City of Atlanta, Airport General Revenue, Series A (RB)
100,000	5.00%, 01/01/18	106,114
70,000	5.00%, 01/01/19	77,308
330,000	Forsyth County School District (GO) 5.00%, 02/01/19	366,158
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,351,776
125,000	Fulton County, Water and Sewerage Revenue (RB) 5.00%, 01/01/18	132,844
	Gwinnett County School District, Series A (GO)
1,415,000	4.50%, 10/01/17	1,480,939
275,000	5.00%, 02/01/19	305,275
	Municipal Electric Authority of Georgia, Series A (RB)
200,000	4.00%, 01/01/21	225,826
500,000	5.00%, 11/01/17	527,680
280,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/17	294,669
	State of Georgia, Series A (GO)
75,000	5.00%, 02/01/18	80,030
20,000	5.00%, 01/01/19	22,134
25,000	5.00%, 07/01/19	28,177
50,000	5.00%, 02/01/21	59,277
750,000	5.00%, 02/01/22	911,790
190,000	State of Georgia, Series C (GO) 5.00%, 07/01/18	206,165
60,000	State of Georgia, Series H (GO) 5.00%, 12/01/18	66,181
80,000	State of Georgia, Series J-2 (GO) 4.00%, 11/01/18	86,166
		6,416,352
Hawaii: 0.9%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	174,462
480,000	State of Hawaii, Series DZ (GO) 5.00%, 12/01/19	547,939
425,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/21	512,847
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	265,190
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	233,044
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	594,120
		2,327,602
Illinois: 4.2%
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	260,562
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	243,741
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	683,068
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	56,758
70,000	Illinois State Toll Highway Authority, Series B-1 (RB) 5.00%, 12/01/17	73,990
75,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/18	79,542
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	140,929
60,000	Metropolitan Water Reclamation District of Greater Chicago, Limited Tax Series B (GO) 5.00%, 12/01/19	67,835
	State of Illinois (GO)
100,000	4.00%, 02/01/19	105,017
275,000	4.00%, 01/01/20	290,620
210,000	4.00%, 01/01/21	221,905
2,600,000	5.00%, 08/01/17	2,697,110
280,000	5.00%, 08/01/18	298,729
850,000	5.00%, 06/01/19	920,720
800,000	5.00%, 02/01/20	872,968
445,000	5.00%, 03/01/20	486,354
325,000	5.00%, 04/01/20	355,751
85,000	5.00%, 05/01/20	93,186
275,000	5.00%, 08/01/20	302,852
130,000	5.00%, 03/01/22	145,670
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,016,830
550,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	593,455
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	510,290
875,000	5.00%, 04/01/18	924,149
		11,442,031
Indiana: 0.7%
	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB)
150,000	5.00%, 10/01/17	157,427
710,000	5.00%, 10/01/19	798,381
640,000	5.00%, 10/01/20	740,954
200,000	Indianapolis Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/19	222,962
		1,919,724
Iowa: 0.5%
	Iowa Finance Authority (RB)
630,000	5.00%, 08/01/18	685,270
200,000	5.00%, 08/01/19	225,758
285,000	5.00%, 08/01/20	331,965
		1,242,993
Kansas: 0.1%
125,000	Kansas Development Authority, Department of Commerce, Series K (RB) 5.00%, 12/01/19	139,243
	State of Kansas Department of Transportation, Highway Revenue, Series B (RB)
50,000	5.00%, 09/01/19	56,650
50,000	5.00%, 09/01/21	60,208
50,000	State of Kansas Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/19	56,650
		312,751
Kentucky: 1.2%
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	56,031
	Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
400,000	5.00%, 08/01/17	417,464
500,000	5.00%, 08/01/19	559,800
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	54,134
205,000	5.00%, 07/01/19	229,284
55,000	5.00%, 07/01/20	63,212
	Louisville/Jefferson County Metropolitan Government, Series A (RB)
310,000	5.00%, 12/01/18	337,255
50,000	5.00%, 12/01/19	56,023
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	720,756
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	707,700
		3,201,659
Louisiana: 0.4%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	67,827
150,000	5.00%, 11/01/20	174,531
260,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/20	298,007
	State of Louisiana Gasoline and Fuels Tax Revenue, Series A-1 (RB)
50,000	5.00%, 05/01/18	53,739
110,000	5.00%, 05/01/19	122,898
145,000	5.00%, 05/01/20	167,362
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	56,043
250,000	5.00%, 07/15/20	287,690
		1,228,097
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	56,747
Maryland: 5.3%
	Baltimore County Consolidated Public Improvement (GO)
60,000	5.00%, 08/01/17	62,699
1,900,000	5.00%, 08/01/18	2,067,884
135,000	5.00%, 02/01/20	154,903
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	282,437
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	702,516
400,000	County of Baltimore, Public Improvement Bond, Refunding Series (GO) 5.00%, 08/01/21	479,920
475,000	County of Prince George’s, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	530,466
500,000	Maryland Department of Transportation (RB) 5.00%, 06/01/18	540,690
145,000	Maryland Economic Development Corp. (RB) 5.00%, 06/01/20	167,495
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	277,955
100,000	5.00%, 08/15/19	112,594
175,000	Maryland State & Local Facilities Loan, Second Series E (GO) 5.00%, 08/01/18	190,535
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	171,674
	Montgomery County, Consolidated Public Improvement, Series A (GO)
50,000	5.00%, 11/01/17	52,801
100,000	5.00%, 07/01/20	116,434
25,000	5.00%, 11/01/20	29,419
300,000	5.00%, 07/01/21	359,757
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	54,382
90,000	4.00%, 03/01/21	102,876
	State of Maryland Department of Transportation (RB)
385,000	5.00%, 02/15/18	411,430
750,000	5.00%, 05/01/19	839,467
100,000	5.00%, 12/15/20	117,893
	State of Maryland, Second Series B (GO)
740,000	5.00%, 08/01/17	773,293
175,000	5.00%, 08/01/19	197,762
140,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	155,848
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,230,500
285,000	4.50%, 08/01/21	335,607
1,380,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,502,503
100,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/17	104,499
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	217,754
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	107,357
200,000	5.25%, 08/01/20	235,352
	Washington Suburban Sanitary Commission (GO)
500,000	4.00%, 06/01/20	561,400
50,000	5.00%, 06/01/18	54,079
100,000	5.00%, 06/01/20	116,047
		14,418,228
Massachusetts: 1.6%
155,000	City of Boston, Series A (GO) 4.00%, 04/01/19	169,020
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	57,465
335,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 12/01/18	369,348
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	112,879
500,000	5.00%, 08/01/20	582,395
750,000	Massachusetts Development Finance Agency (RB) 5.00%, 07/01/21	886,702
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,199,308
200,000	5.00%, 08/15/19	225,960
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	604,156
80,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/18	87,035
		4,294,268
Michigan: 2.6%
75,000	Michigan Finance Authority, Braumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	83,291
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB) 5.00%, 10/01/17	1,225,615
	Michigan Finance Authority, School District of the City of Detroit (RB) (SAW)
120,000	5.00%, 06/01/19	124,342
500,000	5.00%, 06/01/20	517,735
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
730,000	4.00%, 01/01/19	789,137
300,000	5.00%, 01/01/18	318,564
850,000	5.00%, 07/01/18	920,448
100,000	5.00%, 07/01/19	112,554
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	196,754
55,000	5.00%, 07/01/19 (c)	61,837
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	926,264
100,000	Michigan State Building Authority, Series I-A (RB) 5.00%, 10/15/17	105,352
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	511,120
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	323,671
375,000	5.00%, 09/01/19	420,592
275,000	State of Michigan, Environmental Program (GO) 3.00%, 11/01/20	299,475
		6,936,751
Minnesota: 0.3%
50,000	State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 10/01/18	54,796
150,000	State of Minnesota, Various Purpose. Series A (GO) 5.00%, 08/01/21	180,213
215,000	State of Minnesota, Various Purpose. Series D (GO) 5.00%, 08/01/20	250,985
270,000	State of Missouri, Series A (GO) 5.00%, 08/01/18	293,968
		779,962
Mississippi: 0.5%
	Mississippi Development Bank, Highway Construction Project (RB)
825,000	5.00%, 01/01/18	875,564
175,000	5.00%, 01/01/21	204,472
250,000	State of Mississippi, Series F (GO) 5.00%, 11/01/20	293,387
		1,373,423
Missouri: 1.5%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
50,000	5.00%, 10/01/17	52,590
45,000	5.00%, 10/01/19	50,903
700,000	5.00%, 10/01/20	815,703
	Curators of the University of Missouri System Facilities, Series A (RB)
155,000	4.00%, 11/01/19	171,432
115,000	5.00%, 11/01/19	130,875
85,000	Curators of the University of Missouri System, Series A (RB) 5.00%, 11/01/19	96,733
1,000,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	1,135,160
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
425,000	5.00%, 05/01/18	458,171
475,000	5.00%, 05/01/19	532,076
500,000	Springfield School District No R-12 (GO) (SAW) 5.00%, 03/01/22	607,025
		4,050,668
Nebraska: 1.0%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	584,520
50,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	58,704
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	341,985
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,062,460
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	83,138
400,000	5.00%, 02/01/21	471,884
		2,602,691
Nevada: 0.2%
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	385,251
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	55,834
25,000	State of Nevada, Capital Improvement and Cultural Affairs, Series A (GO) 5.00%, 08/01/19	28,172
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	120,443
		589,700
New Jersey: 4.6%
	Garden State Preservation Trust, Open Space and Farmland, Series A (RB)
50,000	4.00%, 11/01/17	51,831
65,000	4.00%, 11/01/19	70,019
250,000	5.00%, 11/01/20	283,857
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	533,615
575,000	5.00%, 06/15/19	624,996
200,000	New Jersey Economic Development Authority (RB) 5.00%, 03/01/20	219,308
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	327,402
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/20	137,854
500,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	539,880
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,065,070
160,000	New Jersey Housing & Mortgage Finance Agency (RB) 1.05%, 05/01/18	160,552
145,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	165,083
	New Jersey Transit Corp., Series A (RB)
1,000,000	5.00%, 09/15/18	1,065,720
350,000	5.00%, 09/15/19	382,343
125,000	5.00%, 09/15/21	141,911
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,100,960
265,000	5.00%, 06/15/20	294,330
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	655,537
245,000	5.00%, 06/15/18	261,471
250,000	5.00%, 06/15/19	271,882
870,000	5.00%, 06/15/20	966,292
1,945,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,075,762
110,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/19	121,177
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	116,935
100,000	5.00%, 01/01/22	119,792
500,000	Rutgers The State University of New Jersey (RB) 5.00%, 05/01/21	590,405
		12,343,984
New Mexico: 0.9%
600,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	716,004
75,000	Albuquerque Municipal School District No. 12, Series B (GO) (SAW) 5.00%, 08/01/17	78,367
	State of New Mexico Severance Tax, Series A (RB)
70,000	4.00%, 07/01/18 (c)	74,529
425,000	5.00%, 07/01/18	460,649
1,000,000	5.00%, 07/01/19 (c)	1,126,160
75,000	5.00%, 07/01/19 (c)	84,462
		2,540,171
New York: 15.9%
	City of New York, Series A (GO)
1,750,000	5.00%, 08/01/17	1,828,925
50,000	5.00%, 08/01/19	56,313
750,000	City of New York, Series A-1 (GO) 5.00%, 08/01/18	815,640
	City of New York, Series B (GO)
30,000	4.00%, 08/01/19	32,900
1,000,000	5.00%, 08/01/20	1,160,940
55,000	City of New York, Series C (GO) 5.00%, 08/01/18	59,814
	City of New York, Series D (GO)
600,000	5.00%, 10/01/17	631,506
165,000	5.00%, 08/01/19	185,831
70,000	City of New York, Series D-1 (GO) 5.00%, 10/01/20	81,695
410,000	City of New York, Series F (GO) 5.00%, 08/01/20	475,985
	City of New York, Series G (GO)
1,000,000	5.00%, 08/01/19	1,126,250
370,000	5.00%, 08/01/20	429,548
300,000	City of New York, Series G-1 (GO) 5.00%, 04/01/21	354,663
	City of New York, Series I (GO)
250,000	5.00%, 08/01/17	261,275
325,000	5.00%, 08/01/18	353,444
230,000	5.00%, 08/01/19	259,037
1,000,000	5.00%, 08/01/20	1,160,940
250,000	City of New York, Subseries 1 (GO) 5.00%, 08/01/17	261,275
115,000	County of Nassau, Series A (GO) 5.00%, 04/01/18	123,271
960,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,071,446
	Metropolitan Transportation Authority, Series B (RB)
500,000	3.00%, 11/15/18	526,820
130,000	5.00%, 11/15/19	147,793
	Metropolitan Transportation Authority, Series C (RB)
200,000	5.00%, 11/15/17	211,390
100,000	5.00%, 11/15/18	109,890
315,000	5.00%, 11/15/18	346,153
175,000	5.00%, 11/15/20	204,356
	Metropolitan Transportation Authority, Series D (RB)
60,000	5.00%, 11/15/17	63,417
520,000	5.00%, 11/15/17	549,614
550,000	5.00%, 11/15/18	604,395
150,000	5.00%, 11/15/19	170,531
265,000	5.00%, 11/15/20	309,454
	Metropolitan Transportation Authority, Series F (RB)
395,000	5.00%, 11/15/17	417,495
150,000	5.00%, 11/15/18	164,835
75,000	5.00%, 11/15/19	85,265
35,000	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW) 5.00%, 07/15/19	39,397
75,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C (RB) 5.00%, 11/01/19	85,405
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series E (RB) 5.00%, 02/01/21	590,825
55,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series S-1 (RB) 5.00%, 02/01/22	66,602
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
75,000	5.00%, 11/01/19	85,405
75,000	5.00%, 11/01/20	88,085
125,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/18	137,301
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
60,000	4.50%, 05/01/20	68,268
650,000	5.00%, 05/01/18	700,258
60,000	5.00%, 05/01/19	67,140
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	53,323
25,000	5.00%, 02/01/19	27,720
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	317,104
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	52,626
1,000,000	5.00%, 11/01/19	1,138,730
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	573,530
100,000	New York State Bridge Authority (RB) 4.00%, 01/01/20	110,818
	New York State Dormitory Authority, New York State University, Series A (RB)
285,000	5.00%, 07/01/20	329,685
40,000	5.00%, 07/01/21	47,564
700,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	777,497
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	573,770
460,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/21	543,817
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
100,000	5.00%, 03/15/18	107,202
400,000	5.00%, 03/15/19	445,292
630,000	5.00%, 03/15/20	724,865
680,000	5.00%, 03/15/21	805,793
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
75,000	4.00%, 03/15/18	79,196
1,400,000	4.00%, 03/15/19	1,522,248
1,675,000	5.00%, 03/15/19	1,864,660
200,000	5.00%, 03/15/20	230,116
1,000,000	5.00%, 03/15/20	1,150,580
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	1,025,442
370,000	5.00%, 03/15/18	396,647
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	1,027,879
300,000	5.00%, 03/15/20	345,870
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
1,250,000	5.00%, 06/15/20	1,454,162
280,000	5.00%, 06/15/20	325,732
535,000	5.00%, 06/15/20	622,382
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	697,998
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	84,722
60,000	5.00%, 05/01/19	66,965
2,755,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	3,068,436
100,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/18	106,231
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	170,939
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	854,692
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
275,000	5.00%, 03/15/18	294,805
450,000	5.00%, 03/15/19	500,953
	New York State Urban Development Corp., State Personal Income Tax, Series A (RB)
150,000	5.00%, 03/15/19	166,985
350,000	5.00%, 03/15/20	402,703
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
500,000	5.00%, 03/15/18	536,010
55,000	5.00%, 03/15/20	63,282
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	66,064
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	312,755
1,100,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/18	1,188,264
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
500,000	3.00%, 03/01/18	511,255
150,000	3.00%, 03/01/19	154,859
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	97,862
	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB)
50,000	4.00%, 11/15/17	52,183
85,000	5.00%, 11/15/19	96,961
125,000	5.00%, 11/15/20	147,004
		42,886,970
North Carolina: 2.2%
50,000	City of Charlotte, Series A (GO) 5.00%, 07/01/18	54,264
1,000,000	Country of Wake, Series B (GO) 5.00%, 02/01/20	1,148,930
100,000	County of Guilford, Public Improvement Bond, Series A (GO) 5.00%, 03/01/19	111,347
245,000	County of Guilford, Series A (GO) 5.00%, 03/01/21	290,798
	County of Mecklenburg, Series A (GO)
250,000	5.00%, 12/01/17	265,005
140,000	5.00%, 12/01/18	154,354
305,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	333,133
330,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	388,225
325,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/18	351,448
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
100,000	4.00%, 01/01/18	104,755
80,000	4.00%, 01/01/19	86,281
40,000	4.00%, 01/01/19	43,180
40,000	4.00%, 01/01/20	44,170
60,000	4.00%, 01/01/20	66,448
20,000	5.00%, 01/01/18	21,232
5,000	5.00%, 01/01/18	5,309
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,095,340
1,000,000	North Carolina State, Grant Anticipation Revenue Vehicle Bond (RB) 5.00%, 03/01/19	1,108,300
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	325,464
		5,997,983
Ohio: 2.6%
100,000	American Municipal Power, Inc., Series B (RB) 5.00%, 02/15/18	106,737
750,000	City of Cincinnati Various Purpose, Series A (GO) 5.00%, 12/01/20	877,087
1,000,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 07/01/19	1,126,160
55,000	City of Columbus, Various Purpose, Series B (GO) 4.00%, 08/15/17	57,005
750,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	758,842
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	140,491
1,000,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,013,880
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	137,242
125,000	Ohio State Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/18	135,078
100,000	Ohio State, Higher Education, Series A (GO) 5.00%, 02/01/20	114,631
50,000	State of Ohio, Cleveland Clinic Health System (RB) 5.00%, 01/01/18	53,123
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	487,044
	State of Ohio, Higher Education, Series B (GO)
245,000	5.00%, 08/01/18	266,700
50,000	5.00%, 08/01/19	56,392
50,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/19	56,392
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	53,757
35,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/19	39,134
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	243,676
50,000	State of Ohio, Major New State Infrastructure Project, Series 1 (RB) 5.00%, 12/15/17	52,961
55,000	State of Ohio, Series B (GO) 5.00%, 03/15/21	65,202
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,065,534
		6,907,068
Oklahoma: 0.1%
	Grand River Dam Authority, Series A (RB)
100,000	3.00%, 06/01/18	104,151
50,000	4.00%, 06/01/19	54,568
50,000	Oklahoma Development Finance Authority, Health System, Series A (RB) 5.00%, 08/15/18	54,301
		213,020
Oregon: 0.9%
	City of Portland, Sewer System, First Lien, Series A (RB)
70,000	5.00%, 10/01/17	73,651
60,000	5.00%, 06/01/19	67,355
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	235,126
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	58,242
60,000	5.00%, 10/01/21	71,775
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
685,000	5.00%, 04/01/19	764,638
205,000	5.00%, 04/01/20	236,644
65,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	75,033
775,000	Tri-County Metropolitan Transportation District of Oregon (RB) 5.00%, 05/01/17 (c)	800,226
		2,382,690
Pennsylvania: 4.6%
105,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	111,420
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	46,088
	Commonwealth of Pennsylvania, First Refunding Series (GO)
900,000	5.00%, 06/15/18	971,109
90,000	5.00%, 07/01/18	97,262
1,000,000	5.00%, 07/01/18	1,080,690
50,000	5.00%, 08/15/19	56,281
	Commonwealth of Pennsylvania, First Series (GO)
655,000	5.00%, 11/15/18	718,057
1,000,000	5.00%, 04/01/19	1,111,480
300,000	5.00%, 06/01/19	335,337
1,200,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/19	1,358,496
	County of Allegheny, Series C-73 (GO)
60,000	4.00%, 12/01/17	62,636
835,000	5.00%, 12/01/19	945,804
200,000	Monroeville Finance Authority (RB) 5.00%, 02/15/21	234,206
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	602,596
200,000	5.00%, 01/01/18	212,550
1,250,000	5.00%, 07/01/18	1,354,350
475,000	5.00%, 01/01/19	525,435
110,000	5.00%, 07/01/19	123,946
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
275,000	5.00%, 01/01/19 (c)	303,220
35,000	5.00%, 07/01/19 (c)	39,318
205,000	5.00%, 07/01/19 (c)	230,041
700,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 08/15/21	834,071
500,000	Philadelphia Gas Works Co (RB) 5.00%, 08/01/21	586,800
400,000	Philadelphia Gas Works Co. Thirteenth Series (RB) 5.00%, 08/01/20	458,772
50,000	Southeastern Pennsylvania Transportation Authority, Federal Transit Administration Section 5309 (RB) 5.00%, 06/01/20	57,350
		12,457,315
Rhode Island: 0.8%
1,000,000	Rhode Island Health & Educational Building Corp. (RB) 5.00%, 09/01/21	1,198,650
800,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	901,760
100,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	116,179
		2,216,589
South Carolina: 0.8%
50,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/18	53,491
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	87,744
565,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	673,548
1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	1,098,120
150,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/19	165,678
		2,078,581
Tennessee: 0.4%
145,000	County of Shelby, Series A (GO) 4.00%, 03/01/20	161,659
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	108,705
150,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series B (RB) 4.50%, 05/15/20	170,640
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	26,373
75,000	5.00%, 03/01/21	88,871
250,000	State of Tennessee, Series A (GO) 5.00%, 10/01/20	293,557
	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	144,160
150,000	5.00%, 11/01/19	170,757
		1,164,722
Texas: 9.2%
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	58,891
295,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/19	332,713
500,000	Board of regents of Texas A & M University System, Series B (RB) 5.00%, 05/15/21	594,725
250,000	Board of Regents of the Texas A and M University System, Series B (RB) 5.00%, 05/15/22	304,640
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	336,381
	City of Dallas (GO)
50,000	5.00%, 02/15/19	55,510
100,000	5.00%, 02/15/20	114,716
100,000	5.00%, 02/15/20	114,716
575,000	5.00%, 02/15/21	678,368
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	603,086
100,000	City of Dallas, Series A (GO) 5.00%, 02/15/18	106,849
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	54,694
150,000	5.00%, 10/01/20	175,395
90,000	City of Fort Worth, Series A (GO) 4.00%, 03/01/18	94,929
1,250,000	City of Fort Worth, Waterworks and Sewer System Revenue (RB) 5.00%, 02/15/18	1,335,812
	City of Frisco (GO)
50,000	5.00%, 02/15/19	55,389
100,000	5.00%, 02/15/20	114,377
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	78,301
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	113,876
750,000	5.00%, 05/15/20	864,120
500,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/20	584,790
	City of Houston, Series A (GO)
460,000	5.00%, 03/01/18	492,264
50,000	5.00%, 03/01/18	53,482
550,000	5.00%, 03/01/20	627,753
640,000	5.00%, 03/01/20	730,477
1,350,000	5.00%, 03/01/21	1,584,414
160,000	City of San Antonio, Electric and Gas Revenue (RB) 5.00%, 02/01/20	182,814
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	589,855
65,000	5.00%, 02/01/21	76,681
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	919,179
1,000,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	1,062,950
50,000	Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/18	52,662
	Dallas Independent School District (GO)
50,000	5.00%, 08/15/19	56,474
295,000	5.00%, 02/15/21	348,321
130,000	Dallas/Fort Worth International Airport (RB) 5.00%, 11/01/21	155,254
220,000	Fort Bend Independent School District (GO) 5.00%, 08/15/21	263,210
100,000	Fort Worth Independent School District (GO) 5.00%, 02/15/22	121,179
130,000	Garland Independent School District (GO) 5.00%, 02/15/21 (c)	152,675
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	79,111
	Harris County-Houston Sports Authority (RB)
500,000	5.00%, 11/15/19	568,610
750,000	5.00%, 11/15/20	875,812
50,000	Houston Community College System (GO) 5.00%, 02/15/21	58,794
	Houston Independent School District (RB)
100,000	5.00%, 09/15/19	112,770
120,000	5.00%, 09/15/20	139,205
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	294,412
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/18	106,819
500,000	5.00%, 08/15/19	564,095
175,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB) 5.00%, 05/15/20	201,556
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	62,535
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	217,254
50,000	North Texas Municipal Water District (RB) 5.00%, 09/01/20	58,190
195,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/20	221,867
500,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	516,365
480,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	494,981
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	103,948
200,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	230,168
1,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,154,720
	Texas Public Finance Authority (GO)
50,000	5.00%, 10/01/17	52,620
510,000	5.00%, 10/01/18	558,108
1,020,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	1,125,723
215,000	Texas Transportation Commission State Highway Fund (RB) 4.00%, 10/01/18	230,768
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	557,565
500,000	Texas Transportation Commission, State Highway, First Tier (RB) 5.00%, 10/01/19	566,930
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
60,000	5.00%, 04/01/18	64,460
250,000	5.00%, 04/01/20	287,807
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	56,744
700,000	5.00%, 10/01/20	818,202
150,000	University of Texas System, Board of Regents, Series A (RB) 5.00%, 08/15/17	157,013
		24,779,074
Utah: 0.1%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	81,156
35,000	5.00%, 07/01/19	39,275
50,000	State of Utah, Series A (GO) 5.00%, 07/01/19	56,277
		176,708
Virginia: 1.3%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	566,945
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	66,358
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	554,125
500,000	5.00%, 02/01/22	605,475
	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB)
60,000	5.00%, 09/01/17	62,905
55,000	5.00%, 09/01/18	59,965
150,000	5.00%, 09/01/19	169,506
250,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 05/15/21	298,010
500,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB) 5.00%, 05/15/20	578,710
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	602,310
		3,564,309
Washington: 3.0%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	33,263
100,000	City of Seattle Water System Revenue (RB) 5.00%, 09/01/21	120,085
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	622,532
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
500,000	5.00%, 07/01/18	541,940
1,200,000	5.00%, 07/01/19	1,349,544
65,000	5.00%, 07/01/20	75,464
35,000	Grant County Public Utility District No. 2, Series I (RB) 5.00%, 01/01/19	38,627
770,000	King County School District No 414 Lake Washington (GO) (SBG) 5.00%, 12/01/18	847,062
125,000	Public Utility District No. 2 of Grant County, Series I (RB) 5.00%, 01/01/18	132,808
180,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	197,926
145,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/20	168,244
100,000	Washington Health Care Facilities Authority, Series A (RB) 5.00%, 10/01/21	119,348
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,865,000	5.00%, 09/01/18	2,027,292
100,000	5.00%, 09/01/19	112,645
450,000	5.00%, 09/01/20	522,135
	Washington State Federal Highway Grant Anticipation, Series F (RB)
165,000	5.00%, 09/01/17	172,805
180,000	5.00%, 09/01/21	214,477
	Washington State, Various Purpose, Series R-A (GO)
75,000	5.00%, 07/01/20	87,011
500,000	5.00%, 07/01/20	580,070
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	281,000
		8,244,278
Wisconsin: 1.0%
	City of Milwaukee, Series N2 (GO)
250,000	5.00%, 05/01/19	279,385
250,000	5.00%, 05/01/21	295,582
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	115,760
	State of Wisconsin, Series 1 (GO)
75,000	5.00%, 05/01/18	80,772
90,000	5.00%, 05/01/18	96,926
230,000	5.00%, 05/01/20	265,839
	State of Wisconsin, Series 2 (GO)
100,000	5.00%, 11/01/17	105,536
305,000	5.00%, 11/01/18	335,305
150,000	5.00%, 05/01/19	167,850
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	307,725
500,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/21 (c)	595,000
50,000	WPPI Energy Power Supply System, Series A (RB) 5.00%, 07/01/18	54,074
		2,699,754
Total Municipal Bonds (Cost: $263,170,559)		266,167,302

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $2,137,224)
2,137,224	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	2,137,224
Total Investments: 99.4% (Cost: $265,307,783)		268,304,526
Other assets less liabilities: 0.6%		1,484,536
NET ASSETS: 100.0%		$269,789,062

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	5.3%	$14,159,196
Health Care	3.8	10,166,063
Housing	0.1	160,552
Industrial Revenue	2.1	5,571,062
Leasing	7.2	19,465,372
Local	17.1	45,891,338
Power	6.3	16,953,769
Solid Waste/Resource Recovery	0.0	84,143
Special Tax	13.0	34,863,403
State	23.0	61,660,925
Tobacco	0.1	269,155
Transportation	12.9	34,708,489
Water & Sewer	8.3	22,213,835
Money Market Fund	0.8	2,137,224
	100.0%	$268,304,526

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$266,167,302	$—	$266,167,302
Money Market Fund	2,137,224	—	—	2,137,224
Total	$2,137,224	$266,167,302	$—	$268,304,526

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
85,501	Alliance Bernstein National Municipal Income Fund, Inc.	$1,272,255
34,591	BlackRock Investment Quality Municipal Trust, Inc.	606,380
38,727	BlackRock Long-Term Municipal Advantage Trust	490,671
125,830	BlackRock Muni Intermediate Duration Fund, Inc.	1,934,007
64,037	BlackRock MuniAssets Fund, Inc.	997,056
33,600	BlackRock Municipal 2018 Term Trust	511,392
42,884	BlackRock Municipal 2020 Term Trust	699,867
207,629	BlackRock Municipal 2030 Target Term Trust	5,032,927
22,112	BlackRock Municipal Bond Trust	403,765
70,514	BlackRock Municipal Income Quality Trust	1,123,288
82,338	BlackRock Municipal Income Trust	1,306,704
43,048	BlackRock Municipal Income Trust II	701,682
62,127	BlackRock MuniEnhanced Fund, Inc.	793,983
23,872	BlackRock MuniHoldings Fund II, Inc.	404,392
29,112	BlackRock MuniHoldings Fund, Inc.	540,028
96,717	BlackRock MuniHoldings Investment Quality Fund	1,571,651
60,343	BlackRock MuniHoldings Quality Fund II, Inc.	901,524
33,454	BlackRock MuniHoldings Quality Fund, Inc.	510,843
30,695	BlackRock MuniVest Fund II, Inc.	555,579
100,739	BlackRock MuniVest Fund, Inc.	1,111,151
97,319	BlackRock MuniYield Fund, Inc.	1,560,997
25,056	BlackRock MuniYield Investment Fund	426,453
59,842	BlackRock MuniYield Quality Fund II, Inc.	870,701
143,338	BlackRock MuniYield Quality Fund III, Inc.	2,240,373
65,015	BlackRock MuniYield Quality Fund, Inc.	1,098,753
71,671	Deutsche Municipal Income Trust	1,039,946
54,467	Dreyfus Municipal Bond Infrastructure Fund, Inc.	772,887
44,324	Dreyfus Municipal Income, Inc.	446,343
127,881	Dreyfus Strategic Municipal Bond Fund, Inc.	1,163,717
128,520	Dreyfus Strategic Municipals, Inc.	1,201,662
201,247	Eaton Vance Municipal Bond Fund	2,835,570
26,893	Eaton Vance Municipal Bond Fund II	368,972
32,054	Eaton Vance Municipal Income 2028 Term Trust	676,339
44,251	Eaton Vance Municipal Income Trust	656,685
39,573	Eaton Vance National Municipal Opportunities Trust	908,992
93,338	Invesco Advantage Municipal Income Trust II	1,237,662
98,016	Invesco Municipal Income Opportunities Trust	804,711
142,290	Invesco Municipal Opportunity Trust	2,098,777
163,839	Invesco Municipal Trust	2,310,130
158,201	Invesco Quality Municipal Income Trust	2,200,576
144,973	Invesco Trust for Investment Grade Municipals	2,139,801
98,802	Invesco Value Municipal Income Trust	1,707,299
73,376	MainStay Defined Term Municipal Opportunities Fund	1,493,202
84,415	MFS High Income Municipal Trust	459,218
110,692	MFS Municipal Income Trust	827,976
39,544	Neuberger Berman Intermediate Municipal Fund, Inc.	669,480
236,793	Nuveen AMT-Free Municipal Income Fund	3,580,310
24,695	Nuveen AMT-Free Municipal Value Fund	471,181
116,425	Nuveen Dividend Advantage Municipal Fund	1,836,022
556,194	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	9,099,334
464,484	Nuveen Enhanced Municipal Credit Opportunities Fund	7,464,258
49,137	Nuveen Enhanced Municipal Value Fund	844,665
124,115	Nuveen Intermediate Duration Municipal Term Fund	1,762,433
38,815	Nuveen Intermediate Duration Quality Municipal Term Fund	538,364
109,497	Nuveen Investment Quality Municipal Fund, Inc.	1,803,416
116,268	Nuveen Municipal High Income Opportunity Fund	1,737,044
150,934	Nuveen Municipal Market Opportunity Fund, Inc.	2,286,650
434,200	Nuveen Municipal Value Fund, Inc.	4,637,256
176,803	Nuveen Performance Plus Municipal Fund, Inc.	2,956,146
65,242	Nuveen Premier Municipal Income Fund, Inc.	984,502
213,429	Nuveen Premium Income Municipal Fund 2, Inc.	3,291,075
210,506	Nuveen Premium Income Municipal Fund, Inc.	3,246,003
115,765	Nuveen Select Quality Municipal Fund, Inc.	1,808,249
46,592	Nuveen Select Tax-Free Income 2 Portfolio	700,744
38,103	Nuveen Select Tax-Free Income 3 Portfolio	596,693
44,224	Nuveen Select Tax-Free Income Portfolio	703,162
34,384	PIMCO Municipal Income Fund	582,465
94,442	PIMCO Municipal Income Fund II	1,314,633
49,570	PIMCO Municipal Income Fund III	643,914
35,788	Pioneer Municipal High Income Advantage Trust	505,684
40,510	Pioneer Municipal High Income Trust	582,939
164,051	Putnam Managed Municipal Income Trust	1,312,408
117,874	Putnam Municipal Opportunities Trust	1,585,405
78,862	Western Asset Managed Municipals Fund, Inc.	1,214,475
18,178	Western Asset Municipal Defined Opportunity Trust, Inc.	439,908
45,806	Western Asset Municipal High Income Fund, Inc.	373,777
25,257	Western Asset Municipal Partners Fund, Inc.	448,312
Total Closed-End Funds (Cost: $105,033,251)		113,037,794
MONEY MARKET FUND: 0.1% (Cost: $120,348)
120,348	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	120,348
Total Investments: 99.9% (Cost: $105,153,599)		113,158,142
Other assets less liabilities: 0.1%		108,677
NET ASSETS: 100.0%		$113,266,819

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$113,037,794
Money Market Fund	0.1	120,348
	100.0%	$113,158,142

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$113,037,794	$—	$—	$113,037,794
Money Market Fund	120,348	—	—	120,348
Total	$113,158,142	$—	$—	$113,158,142

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.3%
Alabama: 1.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 08/29/16 (c)	$746,252
2,250,000	6.45%, 08/29/16 (c)	2,253,780
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 08/29/16 (c)	1,454,499
485,000	5.00%, 08/29/16 (c)	485,063
680,000	5.25%, 08/29/16 (c)	680,952
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
10,650,000	6.00%, 10/01/23 (c)	12,922,177
8,000,000	6.50%, 10/01/23 (c)	10,043,360
	County of Jefferson, Alabama Sewer Revenue, Series E (RB)
100,000	6.18%, 10/01/23 (c) ^	35,117
45,000	7.00%, 10/01/23 (c) ^	13,340
50,000	Houston County Health Care Authority, Series A (RB) (AMBAC) 5.25%, 08/12/16 (c)	50,060
1,085,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,089,373
		29,773,973
Alaska: 0.6%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 08/15/16 (c)	25,174
9,330,000	5.00%, 08/15/16 (c)	9,229,423
4,670,000	5.00%, 08/15/16 (c)	4,670,280
10,000,000	Northern Tobacco Securitization Corp., Series B (RB) 10.96%, 08/15/16 (c) ^	419,500
		14,344,377
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	1,050,720
Arizona: 2.0%
3,025,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	3,361,410
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	226,668
350,000	5.00%, 02/01/21	407,190
2,165,000	5.00%, 02/01/22 (c)	2,495,271
730,000	5.00%, 02/01/22 (c)	833,207
1,310,000	5.00%, 02/01/22 (c)	1,477,156
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
365,000	5.10%, 10/01/16 (c)	366,712
1,510,000	5.20%, 10/01/16 (c)	1,514,636
	Industrial Development Authority of Phoenix (RB)
325,000	3.00%, 07/01/20	328,426
675,000	5.00%, 07/01/25 (c)	711,180
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	547,430
1,000,000	5.00%, 07/01/25 (c)	1,084,450
1,000,000	5.00%, 07/01/25 (c)	1,100,280
500,000	5.00%, 07/01/25 (c)	542,225
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
640,000	5.00%, 07/01/24 (c)	726,157
1,000,000	5.00%, 07/01/24 (c)	1,150,530
	Industrial Development Authority of the County of Pima (RB)
250,000	5.25%, 07/01/26 (c)	253,500
250,000	5.38%, 07/01/26 (c)	252,023
250,000	5.50%, 07/01/26 (c)	252,493
295,000	6.00%, 07/01/20 (c)	311,107
65,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	67,892
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	419,884
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,110,000	5.50%, 07/01/17 (c)	5,177,707
3,045,000	5.63%, 07/01/17 (c)	3,042,929
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,549,450
	Salt Verde Financial Corp. (RB)
4,200,000	5.00%, 12/01/32	5,284,146
6,575,000	5.00%, 12/01/37	8,441,577
30,000	5.25%, 12/01/23	36,251
20,000	5.25%, 12/01/24	24,431
115,000	5.25%, 12/01/25	142,025
50,000	5.25%, 12/01/27	62,648
130,000	5.25%, 12/01/28	164,717
260,000	5.50%, 12/01/29	337,966
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,091,900
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	1,035,660
		44,821,234
Arkansas: 0.0%
640,000	Arkansas Development Finance Authority, Series C (RB) 5.00%, 02/01/25 (c)	754,259
California: 14.5%
	Alameda Corridor Transportation Authority (RB) (AMBAC)
30,000	1.41%, 10/01/17 ^	29,467
40,000	1.70%, 10/01/17 ^	39,732
1,000,000	3.00%, 10/01/26 (c)	1,008,720
2,000,000	3.13%, 10/01/26 (c)	2,030,480
1,750,000	4.00%, 10/01/26 (c)	1,929,655
5,000,000	5.00%, 10/01/26 (c)	6,110,350
1,650,000	5.00%, 10/01/26 (c)	2,009,799
2,000,000	5.00%, 10/01/26 (c)	2,428,140
7,000,000	5.00%, 10/01/26 (c)	8,484,490
200,000	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.40%, 10/01/17 (c)	211,500
	Anaheim Community Facilities District No. 08-1 (ST)
350,000	4.00%, 09/01/23 (c)	383,453
200,000	4.00%, 09/01/23 (c)	219,658
1,500,000	Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26 (c)	1,640,820
	California County Tobacco Securitization Agency (RB)
150,000	5.00%, 08/29/16 (c)	150,110
105,000	5.25%, 08/15/16 (c)	105,000
30,000	5.88%, 08/29/16 (c)	30,016
41,250,000	10.91%, 08/15/16 (c) ^	511,913
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	4,114,712
15,000	5.00%, 06/01/17 (c)	15,022
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	1,030,290
3,555,000	5.60%, 12/01/18 (c)	3,640,249
8,190,000	5.70%, 12/01/18 (c)	8,353,554
43,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 08/15/16 (c) ^	475,020
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
595,000	5.13%, 08/29/16 (c)	595,065
2,000,000	5.25%, 08/29/16 (c)	2,000,060
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	83,999
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	554,595
1,000,000	6.13%, 11/01/23 (c)	1,172,210
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	65,484
500,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.25%, 02/01/25 (c)	529,990
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,131,120
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	938,884
930,000	7.00%, 06/01/22 (c)	1,065,399
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,613,160
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	1,036,770
750,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	773,557
500,000	California Pollution Control Financing Authority, Waste Management, Inc., Series A-2 (RB) 3.63%, 07/01/25 (c)	556,080
110,000	California Statewide Communities Development Authority, Childrens Hospitals (RB) 5.00%, 08/15/17 (c)	113,956
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,081,631
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	83,492
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
3,100,000	5.00%, 06/01/26 (c)	3,726,572
200,000	5.00%, 06/01/26 (c)	243,712
3,185,000	5.00%, 06/01/26 (c)	3,687,434
2,000,000	5.00%, 06/01/26 (c)	2,325,260
5,780,000	5.25%, 12/01/24 (c)	6,782,946
4,510,000	5.25%, 12/01/24 (c)	5,223,888
2,000,000	5.25%, 12/01/24 (c)	2,392,840
7,460,000	5.50%, 12/01/24 (c)	8,729,095
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	9,570,519
16,000,000	5.25%, 06/01/26 (c)	18,599,840
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,086,580
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.50%, 08/29/16 (c)	1,915,077
355,000	5.75%, 08/29/16 (c)	357,542
3,210,000	5.75%, 08/29/16 (c)	3,210,417
2,410,000	5.75%, 08/29/16 (c)	2,415,953
40,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 08/29/16 (c)	40,238
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 08/29/16 (c)	920,673
7,350,000	7.10%, 08/15/16 (c) ^	1,172,325
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 08/29/16 (c)	3,247,930
103,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 08/29/16 (c) ^	1,347,570
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	121,198
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	61,133
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	283,728
750,000	City of Irvine, District No. 15-2 (SA) 5.00%, 09/02/25 (c)	859,455
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	147,023
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	121,189
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,162,190
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	234,700
200,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	231,404
25,000	County of Sacramento (CP) (AMBAC) 4.75%, 08/29/16 (c)	25,076
	County of Sacramento, Community Facilities District N. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	588,785
350,000	5.00%, 09/01/26 (c)	414,159
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,203,070
2,500,000	6.00%, 01/15/24 (c)	3,036,425
310,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	320,943
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
280,000	5.00%, 07/15/19 (c) (p)	306,897
1,000,000	6.00%, 01/15/24 (c)	1,212,320
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,836,525
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,209,810
100,000,000	Golden State Tobacco Securitization Corp. (RB) 7.90%, 06/01/17 (c) ^	10,709,000
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
9,520,000	4.50%, 06/01/17 (c)	9,688,123
6,795,000	5.00%, 06/01/17 (c)	6,889,383
15,750,000	5.13%, 06/01/17 (c)	15,769,687
31,100,000	5.75%, 06/01/17 (c)	31,761,808
14,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,885,990
4,965,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,005,514
655,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	701,269
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	585,875
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	58,631
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
230,000	5.00%, 11/15/29	292,252
50,000	5.00%, 11/15/35	65,774
2,550,000	5.50%, 11/15/32	3,510,075
1,900,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	2,556,526
1,000,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	1,501,600
6,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	8,982,262
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	941,255
2,105,000	7.00%, 11/01/34	3,200,042
1,000,000	Orange County Community Facilities District, Series A (ST) 4.25%, 08/15/25 (c)	1,080,170
165,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	177,154
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	123,453
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,146,990
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	867,765
180,000	Rancho Cordova Community Facilities District (ST) 4.00%, 09/01/26 (c)	197,357
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,343,800
20,000	Roseville Finance Authority, Senior Lien, Series A (AMBAC) (ST) 4.38%, 09/01/17 (c)	20,145
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,386,024
20,000	San Francisco City and County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	24,347
	San Joaquin Hills Transportation Corridor Agency (RB)
1,750,000	5.00%, 01/15/25 (c)	2,040,762
3,760,000	5.00%, 01/15/25 (c)	4,366,262
500,000	5.00%, 01/15/25 (c)	601,005
3,300,000	5.00%, 01/15/25 (c)	3,897,300
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	560,439
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	287,458
	Saugus/Hart School Facilities Financing Authority (ST)
500,000	5.00%, 03/01/26 (c)	590,000
500,000	5.00%, 03/01/26 (c)	592,300
9,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,998,170
43,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	761,250
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,079,100
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
240,000	5.38%, 08/15/16 (c)	240,127
6,025,000	5.50%, 08/15/16 (c)	6,025,120
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,325,000	5.00%, 08/15/16 (c)	5,325,319
7,415,000	5.13%, 08/15/16 (c)	7,415,222
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	115,187
100,000	5.00%, 09/01/25 (c)	115,702
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	840,982
795,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	869,293
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,915,575
110,000	West Covina Community Development Commission (ST) 6.00%, 09/01/17	113,684
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	682,849
		325,625,420
Colorado: 1.4%
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
700,000	5.25%, 10/01/17 (c)	725,186
2,000,000	5.75%, 10/01/17 (c)	2,091,380
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,119,942
85,000	Colorado Health Facilities Authority (RB) 5.25%, 08/29/16 (c)	85,197
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	409,161
1,670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	1,792,444
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 08/29/16 (c)	1,700,119
950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 08/29/16 (c)	950,950
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c) (d) *	864,020
1,500,000	7.00%, 06/01/22 (c) (d) *	1,258,065
1,675,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	1,880,439
1,000,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,248,270
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	533,905
500,000	5.75%, 12/01/20 (c)	533,390
	Denver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA)
25,000	5.00%, 11/01/16 (c)	25,139
2,000,000	5.25%, 11/01/16 (c)	2,020,720
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 12/01/16 (c)	25,270
	E-470 Public Highway Authority, Series A (RB)
20,000	4.29%, 09/01/41 ^	9,066
6,625,000	5.34%, 09/01/40 ^	3,106,727
25,000	E-470 Public Highway Authority, Series C (RB) 5.25%, 09/01/20 (c)	28,145
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	268,025
310,000	5.50%, 12/01/22 (c)	335,752
250,000	5.50%, 12/01/22 (c)	277,998
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	513,845
500,000	6.00%, 12/15/23 (c)	513,720
	Park Creek Metropolitan District (RB)
1,000,000	5.00%, 12/01/25 (c)	1,164,290
650,000	5.00%, 12/01/25 (c)	773,708
2,435,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	3,692,848
2,500,000	Salida Hospital District (RB) 5.25%, 10/01/16 (c)	2,503,900
		30,451,621
Connecticut: 0.4%
50,000	Bridgeport Housing Authority (RB) 5.60%, 06/01/17 (c)	51,198
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 08/29/16 (c)	1,331,516
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
700,000	7.00%, 04/01/20 (c)	784,021
1,500,000	7.88%, 04/01/20 (c)	1,733,055
	Mohegan Tribe of Indians of Connecticut (RB)
1,000,000	4.75%, 02/01/20	1,007,690
250,000	5.75%, 02/01/24	255,798
1,000,000	6.25%, 02/01/26 (c)	1,029,550
	Town of Hamden, Connecticut, Series A (RB)
475,000	7.63%, 01/01/20 (c)	505,215
2,000,000	7.75%, 01/01/20 (c)	2,110,780
		8,808,823
Delaware: 0.1%
2,525,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	2,774,445
500,000	Delaware State Economic Development Authority (RB) 5.00%, 06/01/26 (c)	543,665
		3,318,110
District of Columbia: 2.0%
	District of Columbia Provident Group-Howard Properties, LLC (RB)
2,475,000	5.00%, 10/01/22 (c)	2,504,923
395,000	5.00%, 10/01/22 (c)	404,646
2,115,000	5.00%, 10/01/22 (c)	2,222,294
	District of Columbia Tobacco Settlement Financing Corp. (RB)
14,000	6.50%, 05/15/33	17,577
72,350,000	6.83%, 08/29/16 (c) ^	9,819,342
24,000,000	10.46%, 08/15/16 (c) ^	1,107,120
5,000,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	5,454,750
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 08/29/16 (c)	1,002,460
	District of Columbia, The Howard University Issue, Series A (RB)
100,000	5.75%, 04/01/21 (c)	106,886
1,870,000	6.25%, 04/01/21 (c)	2,033,101
2,655,000	6.25%, 04/01/21 (c)	2,938,660
3,635,000	6.50%, 04/01/21 (c)	3,926,236
2,485,000	6.50%, 04/01/21 (c)	2,715,707
1,595,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 6.00%, 10/01/28 (c) (e)	1,950,717
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
475,000	4.31%, 10/01/37 ^	226,523
6,860,000	5.00%, 04/01/22 (c)	7,690,540
		44,121,482
Florida: 3.8%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,857,196
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,849,510
1,000,000	8.13%, 11/15/21 (c)	1,194,080
1,025,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,148,789
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	1,812,020
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	520,830
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	1,072,250
	City of Tallahassee, Florida Health Facilities Authority (RB)
1,210,000	4.00%, 06/01/25 (c)	1,278,159
475,000	4.00%, 12/01/25 (c)	487,835
1,500,000	5.00%, 06/01/25 (c)	1,731,090
440,000	5.00%, 12/01/25 (c)	505,331
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	361,197
1,640,000	5.88%, 11/15/17 (c)	1,669,536
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,683,672
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	60,080
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
190,000	5.00%, 10/01/23 (c)	222,182
40,000	5.38%, 10/01/23 (c)	47,640
175,000	6.00%, 10/01/23 (c)	215,829
2,150,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,653,207
2,000,000	County of Miami-Dade, Series D (GO) 4.00%, 07/01/18	2,124,680
70,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB) 6.00%, 08/15/20 (c)	81,477
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,078,460
1,000,000	7.00%, 06/01/22 (c)	1,086,780
1,000,000	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 4.75%, 07/15/26 (c)	988,540
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	376,607
450,000	5.88%, 06/15/24 (c)	472,338
695,000	6.00%, 06/15/24 (c)	723,648
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,106,580
500,000	6.00%, 06/15/25 (c)	533,135
585,000	6.13%, 06/15/25 (c)	622,066
2,850,000	7.63%, 06/15/21 (c)	3,395,604
	Halifax Hospital Medical Center (RB)
1,000,000	3.75%, 06/01/26 (c)	1,032,380
1,095,000	4.00%, 06/01/26 (c)	1,159,791
90,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	93,912
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/15/17 (c)	132,961
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 06/15/17 (c)	2,159,266
3,500,000	5.38%, 06/15/17 (c)	3,543,400
2,825,000	5.75%, 06/15/22 (c)	3,011,139
300,000	Leon County Educational Facilities Authority (RB) (ACA) 5.13%, 08/29/16 (c)	297,006
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	564,593
1,290,000	4.25%, 11/15/24 (c)	1,372,354
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	110,461
800,000	5.50%, 11/15/21 (c)	912,952
2,000,000	5.50%, 11/15/21 (c)	2,259,840
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	2,000,992
925,000	5.00%, 11/15/24 (c)	1,053,205
3,910,000	5.00%, 11/15/24 (c)	4,488,875
100,000	Miami-Dade County Industrial Development Authority (RB) 5.00%, 06/01/25 (c)	109,315
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	599,500
500,000	5.00%, 10/01/25 (c)	604,040
1,000,000	Mid-Bay Bridge Authority, Series C (RB) 5.00%, 10/01/25 (c)	1,181,080
830,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	901,338
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,500,000	4.25%, 05/01/23 (c)	2,665,825
1,480,000	5.00%, 05/01/23 (c)	1,598,415
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,788,885
1,200,000	5.50%, 07/01/17 (c)	1,223,460
1,500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	1,595,415
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,854,614
1,500,000	5.00%, 05/15/23 (c)	1,627,200
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,849,905
1,295,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 6.25%, 06/01/23	1,395,311
1,680,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	1,762,723
	Sarasota County, Florida Health Facilities Authority (RB)
2,055,000	5.75%, 07/01/17 (c)	2,066,631
1,785,000	5.75%, 07/01/17 (c)	1,800,654
410,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	477,806
885,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,022,113
1,375,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,714,419
		85,992,124
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 08/29/16 (c)	15,015
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
1,170,000	5.25%, 09/01/20	1,267,800
200,000	6.00%, 09/01/20 (c)	230,928
2,100,000	6.13%, 09/01/20 (c)	2,387,217
265,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	265,803
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	521,515
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	633,126
240,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/23	295,279
85,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	90,141
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	5,325,850
5,405,000	5.00%, 04/01/24 (c)	6,272,124
		17,304,798
Guam: 0.7%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,130,160
2,000,000	6.25%, 10/01/23 (c)	2,450,100
65,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	69,324
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 06/01/17 (c)	1,104,004
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,230,273
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,384,912
	Guam Government Waterworks Authority (RB)
1,375,000	5.00%, 07/01/26 (c)	1,606,770
500,000	5.25%, 07/01/23 (c)	587,685
355,000	5.50%, 07/01/20 (c)	396,883
3,530,000	5.50%, 07/01/23 (c)	4,188,804
355,000	5.63%, 07/01/20 (c)	395,293
	Guam Power Authority, Series A (RB)
1,545,000	5.00%, 10/01/22 (c)	1,748,847
250,000	5.50%, 10/01/20 (c)	280,705
		16,573,760
Hawaii: 0.2%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 08/29/16 (c)	1,383,505
1,810,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 08/29/16 (c)	1,818,036
500,000	State of Hawaii Department of Budget and Finance (RB) 5.00%, 01/01/25 (c)	520,170
		3,721,711
Idaho: 0.1%
1,135,000	Idaho Health Facilities Authority (RB) 5.00%, 09/01/26 (c)	1,310,834
Illinois: 9.7%
	Chicago Board of Education, Series A (GO)
1,765,000	5.00%, 12/01/21 (c)	1,622,441
7,655,000	5.00%, 12/01/22 (c)	7,055,460
40,000	5.25%, 12/01/21 (c)	37,600
75,000	5.50%, 12/01/19	77,664
4,595,000	5.50%, 12/01/21 (c)	4,385,698
1,600,000	7.00%, 12/01/25 (c)	1,698,768
2,000,000	7.00%, 12/01/25 (c)	2,135,160
	Chicago Board of Education, Series B (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	101,964
30,000	5.00%, 12/01/17	30,743
965,000	5.00%, 12/01/22 (c)	896,186
	Chicago Board of Education, Series C (GO)
575,000	4.25%, 12/01/18	548,728
410,000	5.00%, 12/01/17	407,171
280,000	5.00%, 12/01/18 (c)	261,355
1,350,000	5.00%, 12/01/18 (c)	1,261,345
600,000	5.00%, 12/01/18 (c)	573,198
1,000,000	5.00%, 12/01/18 (c)	956,200
455,000	5.25%, 12/01/18 (c)	436,786
675,000	5.25%, 12/01/18 (c)	643,376
1,250,000	5.25%, 12/01/24 (c)	1,177,812
3,565,000	5.25%, 12/01/24 (c)	3,366,287
305,000	6.00%, 12/01/24 (c)	297,149
910,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	857,566
	Chicago Board of Education, Series F (GO)
555,000	5.00%, 12/01/17	551,171
1,350,000	5.00%, 12/01/18	1,293,070
2,500,000	5.00%, 12/01/19	2,389,875
545,000	5.00%, 12/01/20 (c)	507,362
1,055,000	5.00%, 12/01/20	1,007,873
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	474,576
100,000	Chicago, Illinois Project and Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	101,386
670,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	685,852
	Chicago, Illinois, Series A (GO)
300,000	5.00%, 01/01/18	307,971
480,000	5.00%, 01/01/20 (c)	493,910
1,000,000	5.00%, 01/01/24 (c)	1,018,550
100,000	5.25%, 01/01/18 (c)	102,289
2,050,000	5.25%, 01/01/21 (c)	2,106,682
2,750,000	5.25%, 01/01/24 (c)	2,876,885
500,000	5.50%, 01/01/25 (c)	519,055
	Chicago, Illinois, Series C (GO)
1,350,000	5.00%, 01/01/19 (c)	1,362,136
300,000	5.00%, 01/01/20	312,675
1,185,000	5.00%, 01/01/22	1,251,550
4,500,000	5.00%, 01/01/24	4,697,910
1,000,000	5.00%, 01/01/26 (c)	1,016,480
2,850,000	5.00%, 01/01/26	2,960,466
	Chicago, Illinois, Series D (GO)
50,000	5.00%, 01/01/19 (c)	50,450
520,000	5.50%, 01/01/25 (c)	539,817
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	950,978
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	244,814
950,000	5.25%, 01/01/25 (c)	999,400
1,400,000	5.25%, 01/01/25 (c)	1,473,794
1,875,000	5.50%, 01/01/25 (c)	1,941,244
250,000	5.50%, 01/01/25 (c)	261,278
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	658,364
1,125,000	5.00%, 01/01/18 (c)	1,148,625
50,000	5.00%, 01/01/20 (c)	52,015
150,000	5.00%, 01/01/20 (c)	154,734
450,000	5.00%, 01/01/20 (c)	461,601
500,000	5.00%, 12/01/20 (c)	525,135
2,430,000	5.00%, 01/01/21 (c)	2,446,135
370,000	5.00%, 01/01/21	388,478
1,825,000	5.00%, 01/01/22 (c)	1,851,681
1,500,000	5.00%, 01/01/22 (c)	1,601,610
725,000	5.00%, 01/01/22 (c)	735,947
450,000	5.00%, 01/01/23	471,582
2,000,000	5.00%, 01/01/24 (c)	2,035,840
945,000	5.00%, 01/01/24 (c)	963,125
225,000	5.25%, 01/01/18 (c)	229,869
250,000	5.25%, 01/01/18 (c)	255,305
340,000	5.25%, 01/01/18 (c)	345,250
1,500,000	5.25%, 01/01/24 (c)	1,571,130
1,120,000	5.25%, 01/01/24 (c)	1,170,243
1,000,000	5.38%, 01/01/25 (c)	1,035,160
445,000	5.50%, 01/01/25 (c)	461,652
1,870,000	5.50%, 01/01/25 (c)	1,933,468
145,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	150,307
990,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	1,037,480
	City of Chicago, Series C (GO)
1,460,000	5.00%, 01/01/19 (c)	1,472,133
1,000,000	5.00%, 01/01/19 (c)	1,011,490
405,000	5.00%, 01/01/19 (c)	413,926
85,000	5.00%, 01/01/22 (c)	87,717
1,070,000	5.00%, 01/01/22 (c)	1,119,445
100,000	5.00%, 01/01/22 (c)	103,686
1,000,000	5.00%, 01/01/25	1,041,760
260,000	5.95%, 01/01/30 ^	124,774
	City of Chicago, Series D (GO)
260,000	5.00%, 01/01/19 (c)	262,220
1,900,000	5.50%, 01/01/25 (c)	1,965,816
2,350,000	5.50%, 01/01/25 (c)	2,433,025
3,025,000	5.50%, 01/01/25 (c)	3,138,195
	City of Chicago, Series E (GO)
5,350,000	5.50%, 01/01/25 (c)	5,520,451
1,000,000	5.50%, 01/01/25 (c)	1,036,720
2,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	2,503,300
	City of Harvey, Illinois, Series A (GO)
3,600,000	5.63%, 12/01/17 (c) (d) *	2,016,000
465,000	5.50%, 12/01/17 (c) (d) *	283,650
2,100,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,107,518
560,000	Illinois Finance Authority (RB) 6.13%, 05/15/19 (c)	624,310
200,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	206,756
	Illinois Finance Authority, Centegra Health System, Series A (RB)
635,000	4.63%, 09/01/24 (c)	677,043
2,000,000	5.00%, 09/01/24 (c)	2,252,900
520,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	548,928
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
2,025,000	4.75%, 05/15/23 (c)	2,182,909
3,800,000	5.13%, 05/15/23 (c)	4,174,604
1,500,000	5.25%, 05/15/23 (c)	1,655,295
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 08/29/16 (c)	425,323
1,000,000	Illinois Finance Authority, General Health System, Series A (RB) 5.00%, 09/01/24 (c)	1,152,110
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
30,000	7.50%, 02/15/17 (c)	21,051
30,000	8.00%, 02/15/17 (c)	20,999
20,000	8.00%, 02/15/20 (c)	13,997
1,020,000	8.13%, 02/15/20 (c)	713,551
2,000,000	8.25%, 02/15/20 (c)	1,399,020
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 08/29/16 (c)	1,000,250
3,000,000	5.00%, 08/29/16 (c)	3,004,050
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	521,340
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	548,900
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,061,910
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/15/17 (c)	25,234
3,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	3,186,366
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,165,030
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
380,250	2.00%, 08/29/16 (c)	13,282
255,000	6.20%, 05/15/20 (c)	257,433
518,500	6.24%, 05/15/20 (c)	521,684
1,381,250	6.33%, 05/15/20 (c)	1,386,374
655,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	692,047
	Illinois Finance Authority, Roosevelt University Project (RB)
40,000	5.75%, 10/01/19 (c)	43,620
1,000,000	6.25%, 10/01/19 (c)	1,102,360
2,000,000	6.50%, 10/01/19 (c)	2,225,500
80,000	Illinois Finance Authority, Series A (RB) 7.90%, 02/15/17 (c)	56,020
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	589,000
1,125,000	5.00%, 08/15/25 (c)	1,308,645
50,000	Illinois Finance Authority, Student Housing, Series B (RB) 5.25%, 11/01/16 (c)	50,318
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
730,000	5.75%, 02/15/20 (c)	820,009
2,070,000	6.00%, 02/15/20 (c)	2,303,144
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	8,166,060
1,565,000	8.00%, 05/15/20 (c)	1,829,344
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 08/19/16 (c)	150,365
420,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	435,208
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,030,000	5.00%, 06/01/18	1,105,200
500,000	5.00%, 06/01/19	554,730
350,000	5.25%, 06/01/20	402,021
45,000	5.25%, 06/01/21	52,875
200,000	5.38%, 06/01/21	236,060
1,670,000	5.50%, 06/01/21 (c)	1,968,846
	Illinois Sports Facilities Authority (RB) (AMBAC)
150,000	4.65%, 06/15/26 ^	112,686
1,000,000	5.00%, 06/15/24 (c)	1,158,160
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project (RB)
2,000,000	5.00%, 06/15/20 (c)	2,115,700
105,000	5.00%, 06/15/22 (c)	115,800
4,115,000	5.00%, 12/15/25 (c)	4,607,648
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
815,000	1.51%, 06/15/18 ^	789,645
295,000	5.65%, 06/15/22 (e)	333,666
2,130,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project (RB) 5.25%, 06/15/20 (c)	2,272,348
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
25,000	5.50%, 06/15/20 (c)	27,018
1,000,000	5.50%, 12/15/25 (c)	1,176,860
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,000,000	5.00%, 06/15/22 (c)	1,145,000
100,000	5.00%, 06/15/22 (c)	109,108
100,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB) 5.20%, 06/15/20 (c)	106,653
100,000	Railsplitter Tobacco Settlement Authority (RB) 6.25%, 08/19/16 (c)	100,259
2,350,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	2,063,887
	State of Illinois (GO)
1,000,000	3.50%, 06/01/26 (c)	976,680
1,000,000	3.50%, 06/01/26 (c)	965,090
1,000,000	3.50%, 06/01/26 (c)	970,020
1,000,000	4.00%, 06/01/26 (c)	992,110
1,000,000	4.00%, 06/01/26 (c)	993,650
2,500,000	4.00%, 06/01/26 (c)	2,501,900
1,000,000	4.00%, 06/01/26 (c)	995,100
1,000,000	4.00%, 06/01/26 (c)	989,150
1,000,000	4.00%, 06/01/26 (c)	984,660
1,000,000	5.00%, 12/01/16 (c)	1,009,480
50,000	5.00%, 03/01/18	52,670
3,375,000	5.00%, 05/01/18	3,575,171
250,000	5.00%, 08/01/18	266,723
100,000	5.00%, 09/01/18 (c)	104,512
680,000	5.00%, 01/01/19	729,103
250,000	5.00%, 05/01/19	270,273
330,000	5.00%, 06/01/19	357,456
300,000	5.00%, 06/01/19	324,960
500,000	5.00%, 01/01/20 (c)	539,595
500,000	5.00%, 01/01/21	552,330
500,000	5.00%, 07/01/21	556,445
1,000,000	5.00%, 01/01/22 (c)	1,070,280
1,000,000	5.00%, 02/01/22	1,119,420
200,000	5.00%, 03/01/22 (c)	214,658
480,000	5.00%, 03/01/22	537,859
1,400,000	5.00%, 08/01/22	1,575,462
500,000	5.00%, 08/01/22 (c)	555,070
3,430,000	5.00%, 02/01/23	3,875,248
75,000	5.00%, 04/01/23 (c)	80,706
120,000	5.00%, 05/01/23	135,960
250,000	5.00%, 07/01/23	283,663
3,305,000	5.00%, 02/01/24	3,767,105
375,000	5.00%, 02/01/24 (c)	418,868
1,000,000	5.00%, 02/01/24 (c)	1,078,300
500,000	5.00%, 04/01/24 (c)	558,540
100,000	5.00%, 05/01/24 (c)	108,329
1,660,000	5.00%, 01/01/26 (c)	1,823,211
1,000,000	5.00%, 06/01/26 (c)	1,138,050
165,000	5.25%, 01/01/19	177,883
1,705,000	5.50%, 07/01/23 (c)	1,972,685
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	106,370
		218,045,922
Indiana: 2.6%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,713,285
2,000,000	7.13%, 11/15/22 (c)	2,278,520
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	175,383
525,000	5.00%, 04/01/17 (c)	527,032
850,000	5.00%, 04/01/17 (c)	857,055
2,465,000	City of Indianapolis, Indiana Economic Development Revenue, Series A (RB) 6.25%, 07/01/23 (c)	2,803,272
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	808,040
1,110,000	City of Rockport, Indiana, Series B (RB) 1.75%, 06/01/18 (p)	1,119,790
1,400,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,683,164
50,000	Indiana Finance Authority (RB) 5.00%, 10/01/23 (c)	56,468
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	1,901,501
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,804,715
1,000,000	5.25%, 09/01/24 (c)	1,128,180
2,750,000	5.25%, 09/01/24 (c)	3,171,685
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,640,038
1,605,000	5.50%, 08/15/20 (c)	1,779,512
600,000	5.50%, 08/15/20 (c)	668,160
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,600,000	5.00%, 07/01/23 (c)	1,843,632
3,980,000	5.00%, 07/01/23 (c)	4,567,010
5,400,000	5.25%, 07/01/23 (c)	6,270,102
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
5,200,000	5.00%, 06/01/22 (c)	5,531,552
2,735,000	5.00%, 06/01/22 (c)	2,956,945
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,070,000	5.75%, 08/01/22 (c)	939,727
2,515,000	6.00%, 06/01/20 (c)	2,463,669
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,051,860
3,000,000	5.75%, 09/01/17 (c)	3,075,510
1,160,000	5.80%, 09/01/17 (c)	1,189,186
		59,004,993
Iowa: 2.3%
3,000,000	City of Coralville, Iowa, Series D (CP) 5.25%, 08/29/16 (c)	3,002,760
5,745,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	6,016,279
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
9,365,000	5.00%, 12/01/19	9,748,403
2,700,000	5.50%, 12/01/18 (c)	2,812,806
5,715,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	6,179,629
	Iowa Finance Authority, Senior Living (RB)
163,200	2.00%, 08/29/16 (c) (d) *	1,714
870,000	2.70%, 11/15/24 (c)	755,899
1,500,000	Iowa Higher Education Loan Authority (RB) 5.00%, 10/01/25 (c)	1,563,720
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	20,288
2,065,000	5.00%, 09/01/23 (c)	2,213,494
850,000	5.00%, 09/01/23 (c)	873,409
620,000	5.75%, 09/01/20 (c)	675,763
1,345,000	6.00%, 09/01/20 (c)	1,446,292
180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	181,652
	Iowa Tobacco Settlement Authority, Series C (RB)
3,085,000	5.38%, 08/29/16 (c)	3,088,825
5,575,000	5.50%, 08/29/16 (c)	5,581,746
7,625,000	Iowa Tobacco Settlement Authority, Series D (RB) 7.15%, 08/29/16 (c) ^	1,195,295
6,215,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 08/29/16 (c)	6,238,741
		51,596,715
Kansas: 0.8%
2,255,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	2,230,984
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	264,662
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	415,344
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	2,010,080
1,000,000	5.00%, 05/15/17 (c)	1,010,510
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 01/01/17 (c)	8,229,028
100,000	5.13%, 01/01/17 (c)	100,435
1,000,000	5.25%, 01/01/17 (c)	1,005,270
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,343,297
	Wyandotte County, Kansas City Unified Government, Series A (RB)
500,000	5.00%, 09/01/25 (c)	519,730
500,000	6.00%, 09/01/25 (c)	517,400
		18,646,740
Kentucky: 1.5%
2,220,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	2,262,002
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 6.25%, 11/15/26 (c)	515,235
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
30,000	4.13%, 11/15/20	30,590
2,000,000	5.38%, 11/15/22 (c)	2,109,260
1,000,000	5.50%, 11/15/22 (c)	1,038,440
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB)
7,195,000	4.25%, 07/01/25 (c)	7,732,323
5,985,000	5.00%, 07/01/25 (c)	6,973,902
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	566,185
2,100,000	6.00%, 06/01/20 (c)	2,415,525
1,390,000	6.38%, 06/01/20 (c)	1,596,359
1,500,000	6.50%, 06/01/20 (c)	1,721,790
2,025,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	2,325,631
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
500,000	5.50%, 11/15/25 (c)	527,465
500,000	5.75%, 11/15/25 (c)	524,885
3,185,000	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB) 5.75%, 07/01/23 (c)	3,804,705
		34,144,297
Louisiana: 2.3%
295,000	City of New Orleans LA Sewerage Service Revenue (RB) 5.00%, 06/01/25 (c)	346,699
	City of New Orleans, Louisiana (RB)
200,000	5.00%, 06/01/21	234,208
1,850,000	5.00%, 06/01/24 (c)	2,179,781
500,000	5.00%, 12/01/24 (c)	579,980
1,335,000	5.00%, 12/01/24 (c)	1,575,674
1,300,000	City of New Orleans, Louisiana Sewerage Service (RB) 5.00%, 06/01/20	1,485,822
1,000,000	City of Shreveport, Water and Sewer Revenue (RB) 5.00%, 12/01/25 (c)	1,192,140
	Jefferson Parish Hospital Service District No. 2 (RB)
245,000	6.25%, 07/01/21 (c)	281,125
1,145,000	6.38%, 07/01/21 (c)	1,311,769
3,225,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	3,454,523
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,095,730
3,070,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	3,677,492
2,300,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	2,756,435
2,200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	2,636,590
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 08/29/16 (c)	577,875
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,582,095
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,443,750
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c) (d) *	1,155,000
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
1,000,000	4.00%, 05/15/26 (c)	1,078,920
825,000	4.25%, 05/15/25 (c)	902,740
15,000	6.38%, 05/15/21 (c)	18,796
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	1,876,875
2,025,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	2,264,436
7,025,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	7,212,919
	Tobacco Settlement Financing Corp. (RB)
2,750,000	5.00%, 05/15/20	3,096,170
2,160,000	5.00%, 05/15/23	2,570,573
4,000,000	5.25%, 05/15/23 (c)	4,457,520
100,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/21	114,997
		51,160,634
Maine: 0.7%
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,267,960
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
500,000	4.00%, 07/01/26 (c)	519,920
500,000	4.00%, 07/01/26 (c)	517,800
1,300,000	5.00%, 07/01/23 (c)	1,465,490
3,525,000	5.00%, 07/01/26 (c)	4,102,465
1,000,000	5.00%, 07/01/26 (c)	1,173,160
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
50,000	5.25%, 07/01/21	55,317
1,735,000	6.00%, 07/01/21 (c)	1,964,211
2,220,000	6.75%, 07/01/21 (c)	2,515,038
50,000	6.95%, 07/01/21 (c)	57,452
55,000	7.50%, 07/01/21 (c)	66,194
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 08/29/16 (c)	2,008,060
		16,713,067
Maryland: 1.6%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,048,800
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,448,985
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 09/01/16 (c)	105,039
45,000	5.00%, 09/01/16 (c)	45,124
25,000	5.25%, 09/01/16 (c)	25,065
230,000	City of Baltimore, Maryland Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	230,626
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	60,170
2,990,000	5.25%, 04/01/17 (c)	3,002,319
2,000,000	5.25%, 04/01/17 (c)	2,012,260
2,840,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,113,293
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c) (d) *	1,200,000
5,120,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	5,013,606
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	584,376
	Maryland Health and Higher Educational Facilities Authority (RB)
500,000	5.25%, 07/01/24 (c)	618,760
20,000	5.75%, 01/01/18 (c)	21,445
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
1,450,000	4.00%, 07/01/26 (c)	1,573,496
1,250,000	5.00%, 07/01/26 (c)	1,491,312
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
1,815,000	4.00%, 07/01/25 (c)	1,967,787
1,270,000	4.25%, 07/01/25 (c)	1,364,488
1,500,000	5.00%, 07/01/25 (c)	1,750,890
500,000	5.00%, 07/01/25 (c)	586,640
1,950,000	5.00%, 07/01/25 (c)	2,323,483
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,278,593
400,000	5.00%, 07/01/20	458,068
30,000	5.00%, 07/01/22	36,068
2,000,000	5.00%, 07/01/24	2,479,900
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	45,137
	Prince George’s County, Maryland (TA)
500,000	4.75%, 01/01/26 (c)	521,180
500,000	5.00%, 01/01/26 (c)	526,440
		35,933,350
Massachusetts: 0.9%
2,175,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	2,221,936
	Massachusetts Development Finance Agency, Emerson College (RB)
1,400,000	5.00%, 01/01/25 (c)	1,633,926
500,000	5.00%, 01/01/25 (c)	578,670
500,000	5.00%, 01/01/25 (c)	586,415
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
2,000,000	4.00%, 10/01/26 (c)	2,107,580
445,000	5.00%, 07/01/22 (c)	543,198
500,000	5.00%, 10/01/26 (c)	591,335
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 08/29/16 (c)	282,971
	Massachusetts Development Finance Agency, Series A (RB)
525,000	5.00%, 01/01/20 (c)	571,961
100,000	5.50%, 01/01/20 (c)	113,073
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,136,940
	Massachusetts Development Finance Agency, Series D (RB)
1,035,000	4.00%, 07/01/25 (c)	1,097,907
4,395,000	5.00%, 07/01/25 (c)	5,148,962
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,080,710
1,000,000	5.00%, 07/01/26 (c)	1,257,230
500,000	5.00%, 07/01/26 (c)	589,870
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	22,794
75,000	6.25%, 07/01/19 (c)	86,432
	Massachusetts Health and Educational Facilities Authority (RB)
110,000	4.75%, 07/01/18 (c)	115,876
45,000	5.00%, 07/01/18 (c)	47,423
		19,815,209
Michigan: 2.1%
	City of Detroit, Michigan Sewage Disposal System Revenue (RB)
85,000	5.00%, 07/01/22	100,501
340,000	5.25%, 07/01/22 (c)	390,068
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	301,292
165,000	5.00%, 07/01/21	191,478
750,000	5.50%, 07/01/17 (c)	778,080
25,000	City of Detroit, Michigan Water Supply System Revenue (RB) 5.00%, 07/01/21 (c)	27,495
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	27,688
120,000	5.25%, 07/01/21 (c)	134,159
25,000	5.25%, 07/01/21 (c)	28,481
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,131,382
2,000,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	1,990,920
270,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 08/29/16 (c)	269,981
150,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	172,692
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
610,000	5.25%, 08/29/16 (c)	613,819
1,000,000	5.75%, 08/29/16 (c)	1,003,470
1,450,000	6.00%, 08/29/16 (c)	1,454,712
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	824,313
250,000	5.00%, 07/01/25 (c)	295,483
250,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-1 (RB) 5.00%, 07/01/25 (c)	301,640
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,177,590
250,000	Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/25 (c)	265,660
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
1,520,000	5.00%, 07/01/24 (c)	1,738,394
100,000	5.00%, 07/01/24 (c)	114,748
650,000	5.00%, 07/01/24 (c)	750,828
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/22 (c)	558,090
250,000	5.00%, 07/01/25 (c)	292,673
750,000	5.00%, 07/01/25 (c)	904,252
250,000	5.00%, 07/01/25 (c)	303,205
5,000,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	5,443,050
250,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	259,510
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	1,003,890
2,500,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 08/29/16 (c)	2,499,575
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,534,005
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
2,110,000	5.13%, 06/01/17 (c)	2,091,537
5,380,000	6.00%, 06/01/17 (c)	5,407,922
4,925,000	6.00%, 06/01/17 (c)	4,962,036
6,000,000	6.88%, 06/01/18 (c)	6,214,860
49,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.24%, 06/01/17 (c) ^	957,950
		46,517,429
Minnesota: 1.1%
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	535,210
500,000	6.13%, 07/01/25 (c)	540,770
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	256,221
250,000	5.50%, 07/01/25 (c)	263,855
500,000	5.75%, 07/01/25 (c)	527,410
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	527,260
1,000,000	5.50%, 07/01/25 (c)	1,053,930
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	783,967
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	516,805
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	2,163,105
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
400,000	5.00%, 11/15/20 (c)	451,648
600,000	5.00%, 11/15/20 (c)	680,118
3,500,000	5.00%, 11/15/23	4,242,595
1,250,000	Housing and Redevelopment Authority, HealthEast Care System Project, Series A (RB) 5.25%, 11/15/20 (c)	1,424,200
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	817,125
2,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,660,025
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	506,145
500,000	6.00%, 08/01/17 (c)	509,605
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,401,740
2,500,000	6.00%, 05/01/19 (c)	2,740,025
		23,601,759
Mississippi: 0.0%
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
120,000	5.00%, 08/15/17 (c)	123,925
120,000	5.00%, 08/15/17 (c)	124,252
		248,177
Missouri: 0.6%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,027,670
920,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	953,773
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	516,725
500,000	6.00%, 06/01/25 (c)	519,380
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 08/29/16 (c)	28,097
550,000	County of Boone (RB) 5.38%, 08/01/18 (c)	601,530
3,000,000	Health & Educational Facilities Authority of the State of Missouri (RB) 4.00%, 07/01/26 (c) (p)	3,282,420
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
1,970,000	6.25%, 08/29/16 (c)	1,976,678
2,500,000	6.50%, 08/29/16 (c)	2,500,700
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
375,000	5.00%, 08/29/16 (c)	381,056
1,150,000	5.25%, 08/29/16 (c)	1,161,109
570,000	5.35%, 08/29/16 (c)	562,767
		13,511,905
Nebraska: 0.0%
20,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	20,372
Nevada: 0.2%
500,000	City of Las Vegas (RB) 4.38%, 06/15/21 (c)	500,955
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	499,965
500,000	5.00%, 06/01/21 (c)	502,520
200,000	County of Clark, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	209,136
	State of Nevada Department of Business and Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	1,064,560
1,000,000	5.13%, 12/15/25 (c)	1,050,410
		3,827,546
New Jersey: 5.0%
1,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,108,531
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,160,260
1,000,000	5.00%, 02/15/24 (c)	1,151,410
1,500,000	5.00%, 02/15/24 (c)	1,760,865
1,000,000	5.00%, 02/15/24 (c)	1,201,850
1,000,000	5.00%, 02/15/24 (c)	1,181,980
	Casino Reinvestment Development Authority (RB)
1,450,000	5.25%, 11/01/24 (c)	1,542,597
1,400,000	5.25%, 11/01/24 (c)	1,494,416
	City of Atlantic City, New Jersey (GO)
100,000	4.00%, 11/01/16	83,924
50,000	5.00%, 11/01/19	36,931
50,000	5.00%, 12/01/19	36,919
25,000	5.00%, 11/01/21	18,406
50,000	5.00%, 12/01/21	36,806
65,000	5.00%, 11/01/22	47,822
30,000	5.00%, 12/01/23 (c)	22,042
235,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	175,453
1,000,000	Essex County Improvement Authority (RB) 5.25%, 07/01/20 (c)	1,050,720
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,737,682
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	105,400
1,645,000	4.25%, 06/15/22 (c)	1,740,278
800,000	5.00%, 06/15/19	865,360
1,250,000	5.00%, 06/15/21	1,402,075
500,000	5.00%, 06/15/22 (c)	554,830
535,000	5.00%, 06/15/22 (c)	591,544
35,000	5.00%, 06/15/22 (c)	39,644
50,000	5.00%, 06/15/22	56,985
1,000,000	5.00%, 06/15/22 (c)	1,126,880
940,000	5.00%, 06/15/22 (c)	1,069,664
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
4,355,000	4.88%, 09/15/19	4,634,155
1,775,000	5.25%, 08/20/22 (c)	1,994,496
2,215,000	5.50%, 08/29/16 (c)	2,222,509
60,000	5.50%, 06/20/23 (c)	67,771
235,000	5.63%, 03/05/24 (c)	270,422
350,000	5.63%, 03/05/24 (c)	403,515
1,835,000	5.75%, 09/15/22 (c)	2,091,368
15,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	18,217
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB) 5.75%, 06/01/20 (c)	38,842
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,584,360
1,900,000	5.38%, 01/01/24 (c)	2,226,724
500,000	5.50%, 01/01/24 (c)	602,390
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,220,010
1,000,000	5.00%, 07/01/26 (c)	1,182,580
800,000	5.00%, 07/01/26 (c)	944,552
1,000,000	5.13%, 07/01/18 (c)	1,086,050
2,000,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	2,418,900
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,187,180
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	110,947
170,000	6.00%, 07/01/21 (c)	191,304
2,050,000	6.25%, 07/01/21 (c)	2,270,108
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
25,640,000	5.00%, 06/01/17 (c)	25,314,885
4,085,000	5.00%, 06/01/17 (c)	4,127,688
3,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	4,141,872
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,305,000	4.50%, 06/01/17 (c)	3,361,714
25,000	5.00%, 06/01/17 (c)	25,864
18,380,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	17,946,783
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,878,268
		111,964,748
New Mexico: 0.4%
710,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 10/01/16 (c)	725,677
660,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	746,948
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,915,151
2,500,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,549,375
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,064,010
		8,001,161
New York: 10.2%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	55,288
90,000	4.62%, 07/15/32 ^	47,183
90,000	6.00%, 01/15/20 (c)	104,093
2,265,000	6.25%, 01/15/20 (c)	2,624,569
5,000,000	6.38%, 01/15/20 (c)	5,800,050
	Build NYC Resource Corp. (RB)
3,100,000	5.00%, 11/01/24 (c)	3,338,266
1,000,000	5.50%, 11/01/24 (c)	1,108,100
	Build NYC Resource Corp., New York Law School Project (RB)
1,100,000	4.00%, 01/01/26 (c)	1,150,039
2,250,000	5.00%, 01/01/26 (c)	2,626,582
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	26,040
1,050,000	4.50%, 01/01/25	1,196,422
600,000	5.00%, 01/01/25 (c)	684,774
2,400,000	5.25%, 11/01/24 (c)	2,692,920
1,000,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,045,050
3,110,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,368,006
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,048,080
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 08/01/17 (c)	15,282
2,000,000	5.00%, 08/01/17 (c)	2,000,180
1,540,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	1,452,667
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
1,135,000	5.00%, 08/29/16 (c)	1,135,182
115,000	5.00%, 08/29/16 (c)	116,045
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
1,350,000	4.75%, 01/01/20	1,354,941
1,500,000	5.25%, 01/01/24	1,504,605
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	31,256
175,000	5.00%, 07/01/22 (c)	202,018
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	1,030,848
1,000,000	5.00%, 07/01/22 (c)	1,138,330
	Nassau County Tobacco Settlement Corp., Series A (RB)
5,610,000	5.00%, 08/29/16 (c)	5,609,832
5,225,000	5.13%, 08/29/16 (c)	5,189,052
5,000,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/15/16 (c)	5,036,500
	New Rochelle Industrial Development Agency (RB)
2,335,000	5.25%, 01/01/17 (c)	2,337,125
265,000	5.50%, 01/01/17 (c)	269,534
3,000,000	New York City Housing Development Corp. (RB) 3.50%, 05/15/24 (c)	3,174,210
2,000,000	New York City Industrial Development Agency, Bronx Parking Development Company, LLC Project (RB) 5.88%, 10/01/17 (c) (d) *	640,000
35,000	New York City Industrial Development Agency, Brooklyn Navy yard Cogeneration Partners, L.P. Project (RB) 5.75%, 08/29/16 (c)	27,573
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,021,360
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,009,650
380,000	5.25%, 12/01/16 (c)	383,344
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,980,027
110,000	5.00%, 01/01/17 (c)	111,667
850,000	5.00%, 01/01/17 (c)	860,863
100,000	5.00%, 01/01/17 (c)	101,686
1,075,000	5.00%, 01/01/17 (c)	1,091,781
105,000	5.00%, 01/01/17 (c)	106,726
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,245,080
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 09/01/16 (c)	1,502,040
800,000	5.00%, 09/01/16 (c)	802,152
40,000	New York Counties Tobacco Trust II (RB) 5.63%, 08/29/16 (c)	40,302
	New York Counties Tobacco Trust IV, Series A (RB)
395,000	5.00%, 08/15/16 (c)	394,992
1,170,000	5.00%, 08/15/16 (c)	1,170,000
1,700,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	1,856,264
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,913,450
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
29,950,000	5.00%, 11/15/24 (c)	34,407,758
1,000,000	5.38%, 11/15/24 (c)	1,178,620
1,000,000	7.25%, 11/15/24 (c)	1,319,080
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,286,360
	New York State Dormitory Authority (RB)
1,280,000	4.00%, 09/01/19 (c)	1,308,250
995,000	4.00%, 05/01/22	1,096,779
25,000	4.00%, 05/01/22	28,754
900,000	4.25%, 09/01/19 (c)	925,344
85,000	5.00%, 09/01/17	88,298
355,000	5.00%, 05/01/19	385,676
10,000	5.00%, 05/01/19	11,175
85,000	5.00%, 09/01/19 (c)	86,475
85,000	5.00%, 09/01/19 (c)	89,678
50,000	5.00%, 11/01/21 (c)	51,013
110,000	5.00%, 05/01/23	129,430
140,000	5.00%, 05/01/23 (c)	164,633
175,000	5.00%, 05/01/23 (c)	201,056
5,000	5.00%, 05/01/23	6,151
5,000	5.00%, 05/01/23 (c)	6,151
45,000	5.50%, 07/01/35	62,420
25,000	New York State Dormitory Authority, Medical Center of Queens (RB) (FHA) 4.75%, 02/15/17 (c)	25,510
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,134,960
3,020,000	6.13%, 12/01/18 (c)	3,295,364
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,334,172
	New York Transportation Development Corp (RB)
2,500,000	4.00%, 07/01/24 (c)	2,684,825
1,500,000	4.00%, 07/01/24 (c)	1,620,825
500,000	4.00%, 07/01/24 (c)	541,010
250,000	4.00%, 07/01/24 (c)	268,395
500,000	4.00%, 07/01/24 (c)	523,650
500,000	5.00%, 01/01/20	565,465
500,000	5.00%, 08/01/20	552,045
5,500,000	5.00%, 08/01/21	6,166,545
6,000,000	5.00%, 08/01/21 (c)	6,577,560
250,000	5.00%, 01/01/23	302,270
6,500,000	5.00%, 07/01/24 (c)	7,451,015
500,000	5.00%, 07/01/24 (c)	579,290
3,975,000	5.00%, 07/01/24 (c)	4,526,571
6,000,000	5.25%, 07/01/24 (c)	6,960,300
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
250,000	5.00%, 08/01/18	265,173
300,000	5.00%, 08/01/19	324,123
1,500,000	5.00%, 08/01/21 (c)	1,665,375
1,000,000	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB) 5.00%, 01/01/22	1,185,820
1,175,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	1,203,517
1,000,000	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB) 4.00%, 11/01/17 (c)	1,025,930
230,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 08/29/16 (c)	211,839
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	363,040
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
265,000	5.00%, 12/01/20	302,166
110,000	6.00%, 12/01/20 (c)	128,974
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	32,266
	Suffolk Tobacco Asset Securitization Corp. (RB)
60,000	5.38%, 06/01/18 (c)	62,568
2,010,000	6.00%, 06/01/18 (c)	2,037,175
6,500,000	6.63%, 06/01/22 (c)	6,929,715
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	1,006,550
770,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	759,027
	Town of Oyster Bay, New York Public Improvement (GO)
270,000	3.00%, 08/15/17 (c)	265,653
145,000	3.00%, 08/15/17 (c)	142,248
250,000	3.00%, 08/15/17	249,770
75,000	3.00%, 08/15/17 (c)	74,436
85,000	3.50%, 08/15/17 (c)	84,587
105,000	4.00%, 08/15/17 (c)	105,284
1,165,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 08/15/16 (c)	1,166,608
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,550,000	5.00%, 08/15/16 (c)	7,560,419
14,225,000	5.13%, 08/15/16 (c)	14,093,276
	Ulster County Industrial Development Agency, Civic Facility (RB)
1,540,000	6.00%, 09/15/17 (c)	1,545,144
2,000,000	6.00%, 09/15/17 (c)	2,012,480
1,000,000	6.00%, 09/15/17 (c)	1,022,020
75,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	84,118
	Westchester County Local Development Corp. (RB)
4,355,000	3.75%, 11/01/25 (c)	4,492,357
550,000	5.00%, 05/01/24 (c)	632,043
500,000	5.00%, 11/01/25 (c)	584,590
1,790,000	5.50%, 05/01/24 (c)	2,103,876
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,215,000	5.13%, 08/29/16 (c)	5,215,000
1,600,000	5.13%, 08/29/16 (c)	1,600,816
		228,252,882
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	289,038
1,000,000	5.00%, 06/30/25 (c)	1,134,390
500,000	North Carolina Medical Care Commission (RB) 4.70%, 07/01/25 (c)	536,860
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	263,346
1,330,000	5.00%, 03/01/22 (c)	1,415,692
820,000	5.00%, 03/01/22 (c)	879,663
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,516,463
		6,035,452
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	26,666
640,000	5.00%, 12/01/21 (c)	703,226
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23	373,354
1,285,000	7.75%, 09/01/23 (c)	644,196
		1,747,442
Ohio: 6.0%
101,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	1,284,856
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
16,835,000	5.13%, 06/01/17 (c)	16,594,091
8,170,000	5.38%, 06/01/17 (c)	8,084,623
12,745,000	5.75%, 06/01/17 (c)	12,590,021
20,235,000	5.88%, 06/01/17 (c)	20,104,687
14,385,000	5.88%, 06/01/17 (c)	14,376,944
5,385,000	6.00%, 06/01/17 (c)	5,384,461
7,160,000	6.50%, 06/01/17 (c)	7,329,764
3,605,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	3,678,542
57,850,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.86%, 06/01/17 (c) ^	4,251,396
	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC)
90,000	5.00%, 01/01/17 (c)	91,472
700,000	5.25%, 01/01/20	790,454
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	292,050
40,000	5.25%, 01/01/19	43,818
385,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	449,326
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,040,220
	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,066,320
2,000,000	5.00%, 02/15/23 (c)	2,200,800
750,000	Dayton-Montgomery County Port Authority (RB) 7.00%, 01/15/25 (c)	783,960
1,820,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	1,752,587
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
2,000,000	5.00%, 02/15/23 (c)	2,186,040
3,000,000	5.00%, 02/15/23 (c)	3,266,220
3,020,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,509,560
2,250,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	2,276,527
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	720,382
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	38,188
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 08/29/16 (c)	1,103,487
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 08/29/16 (c)	2,052,644
2,125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	2,154,495
795,000	Ohio Water Development Authority (RB) 6.60%, 11/01/21 (c)	783,472
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	262,663
245,000	5.00%, 12/01/24 (c)	263,272
70,000	5.50%, 12/01/24 (c)	78,211
3,400,000	5.75%, 12/01/22 (c)	3,913,944
2,850,000	6.00%, 12/01/22 (c)	3,273,795
	State of Ohio, Portsmouth Bypass Project (RB)
2,000,000	5.00%, 06/30/25 (c)	2,307,220
3,490,000	5.00%, 06/30/25 (c)	3,990,955
40,000	Toledo-Lucas County Port Authority (SA)
	5.38%, 08/12/16 (c)	40,049
		134,411,516
Oklahoma: 0.3%
100,000	Comanche County Hospital Authority (RB) 5.00%, 07/01/22 (c)	106,842
1,943,047	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 08/29/16 (c)	1,952,995
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	1,002,410
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	284,479
1,000,000	6.00%, 01/01/22 (c)	1,077,400
	Payne County Economic Development Authority (RB)
500,000	5.25%, 05/01/18 (c)	503,685
360,000	6.00%, 11/01/26	375,336
500,000	6.63%, 11/01/26 (c)	526,730
500,000	7.00%, 11/01/26 (c)	533,060
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	251,063
1,000,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c) (p)	1,151,970
		7,765,970
Oregon: 0.1%
305,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	323,428
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
645,000	6.13%, 09/01/20 (c)	696,832
750,000	6.38%, 09/01/20 (c)	810,810
500,000	Yamhill County Hospital Authority (RB) 5.00%, 11/15/24 (c)	549,580
		2,380,650
Pennsylvania: 5.0%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,181,246
2,045,000	6.75%, 11/01/19 (c)	2,031,993
1,100,000	6.75%, 12/01/21 (c)	1,089,583
600,000	6.88%, 11/01/19 (c)	594,924
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,107,132
150,000	5.00%, 05/01/22 (c)	166,551
3,980,000	5.00%, 05/01/22 (c)	4,322,559
4,740,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	4,719,665
500,000	Chester County Health & Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	527,500
490,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	519,959
1,000,000	Commonwealth of Pennsylvania, Public School Building Authority (RB) 5.00%, 04/01/18	1,057,360
	Cumberland County, Pennsylvania Municipal Authority (RB)
500,000	4.00%, 01/01/25 (c)	538,455
400,000	5.25%, 01/01/22 (c)	425,700
2,535,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	2,678,025
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
3,255,000	5.13%, 06/01/26 (c)	3,270,982
275,000	5.25%, 08/15/20 (c)	272,038
50,000	6.13%, 08/15/20 (c)	50,255
740,000	Delaware County, Pennsylvania Authority, Series A (RB) 5.00%, 12/15/16 (c)	752,151
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	113,555
100,000	5.00%, 01/01/22	116,035
2,445,000	5.00%, 01/01/23 (c)	2,814,342
2,715,000	5.00%, 01/01/23 (c)	3,146,088
6,200,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,573,242
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,535,190
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,299,450
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
1,500,000	5.00%, 01/01/25 (c)	1,576,635
850,000	5.25%, 01/01/25 (c)	882,733
940,000	5.38%, 01/01/25 (c)	978,324
	Moon Industrial Development Authority, Baptist Homes Society (RB)
1,250,000	5.63%, 07/01/25 (c)	1,416,987
2,250,000	6.00%, 07/01/25 (c)	2,550,352
85,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 08/29/16 (c)	85,246
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,190,000	4.13%, 06/30/26 (c)	1,279,666
45,000	5.00%, 12/31/22	53,591
450,000	5.00%, 12/31/24	548,577
1,250,000	5.00%, 12/31/25	1,540,062
65,000	5.00%, 06/30/26 (c)	78,801
1,480,000	5.00%, 06/30/26 (c)	1,741,768
1,135,000	5.00%, 06/30/26 (c)	1,399,466
500,000	5.00%, 06/30/26 (c)	586,555
2,615,000	5.00%, 06/30/26 (c)	3,094,800
3,200,000	5.00%, 06/30/26 (c)	3,848,384
1,000,000	5.00%, 06/30/26	1,237,990
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	3,198,980
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 08/29/16 (c)	1,803,582
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,038,400
2,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	2,076,800
	Pennsylvania Higher Educational Facilities Authority (RB)
100,000	5.00%, 11/01/22 (c)	108,285
2,170,000	6.00%, 07/01/20 (c)	2,381,597
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	383,229
1,000,000	7.25%, 06/15/24 (c)	1,170,310
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	529,865
500,000	6.50%, 06/01/25 (c)	532,390
500,000	6.63%, 06/01/25 (c)	534,905
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,366,622
	Philadelphia Gas Works Co. (RB) (AMBAC)
135,000	5.00%, 10/01/17 (c)	140,800
345,000	5.00%, 10/01/17 (c)	359,493
250,000	5.00%, 10/01/17	262,108
1,000,000	5.00%, 08/01/25 (c)	1,221,880
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	893,772
2,100,000	5.50%, 07/01/17 (c)	2,147,166
1,455,000	5.63%, 07/01/22 (c)	1,634,445
3,175,000	5.63%, 07/01/22 (c)	3,530,568
	School District of Philadelphia, Series C (GO) (SAW)
2,500,000	5.00%, 09/01/18	2,663,975
775,000	5.00%, 09/01/20	862,063
	School District of Philadelphia, Series D (GO) (SAW)
550,000	5.00%, 09/01/18	586,075
1,000,000	5.00%, 09/01/18	1,065,590
	School District of Philadelphia, Series E (GO) (SAW)
1,000,000	5.00%, 09/01/20	1,112,340
1,560,000	5.00%, 09/01/22	1,766,388
3,000,000	5.25%, 09/01/20 (c)	3,308,100
160,000	5.25%, 09/01/20 (c)	177,347
1,695,000	6.00%, 09/01/18 (c)	1,786,479
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	268,990
	State Public School Building Authority (RB)
1,170,000	5.00%, 04/01/19	1,265,881
200,000	5.00%, 04/01/21	222,982
1,175,000	5.00%, 04/01/22 (c)	1,266,004
1,845,000	5.00%, 04/01/22 (c)	1,990,847
100,000	5.00%, 04/01/22 (c)	108,386
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	731,139
1,500,000	5.00%, 01/01/23	1,717,965
		111,019,665
Puerto Rico: 1.7%
1,230,000	Children’s Trust Fund (RB) 5.63%, 08/29/16 (c)	1,230,221
	Commonwealth of Puerto Rico, Public Improvement (GO)
25,000	5.25%, 07/01/18 (d) *	15,841
100,000	16.99%, 07/01/18 (d) ^	60,310
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
65,000	4.00%, 07/01/20 (d) *	40,433
35,000	4.13%, 07/01/22 (d) *	21,831
420,000	4.50%, 07/01/22 (c) (d) *	263,550
110,000	4.75%, 07/01/22 (c) (d) *	69,300
110,000	5.00%, 08/29/16 (c) (d) *	69,575
20,000	5.00%, 08/29/16 (c) (d) *	12,650
195,000	5.00%, 08/29/16 (c) (d) *	123,338
160,000	5.00%, 08/29/16 (c) (d) *	101,200
20,000	5.00%, 07/01/17 (c) (d) *	12,650
105,000	5.00%, 07/01/17 (c) (d) *	66,413
50,000	5.00%, 07/01/17 (c) (d) *	31,583
140,000	5.00%, 07/01/18 (c) (d) *	88,550
275,000	5.00%, 07/01/22 (d) *	173,938
330,000	5.13%, 08/29/16 (c) (d) *	209,138
90,000	5.25%, 07/01/16 (d) (g) *	57,375
85,000	5.25%, 08/29/16 (c) (d) *	53,975
250,000	5.25%, 08/29/16 (c) (d) *	158,750
20,000	5.25%, 08/29/16 (c) (d) *	12,700
40,000	5.25%, 07/01/17 (c) (d) *	25,400
70,000	5.25%, 07/01/18 (c) (d) *	44,450
100,000	5.25%, 07/01/22 (c) (d) *	63,500
100,000	5.50%, 07/01/16 (d) (g) *	79,385
220,000	5.50%, 07/01/17 (d) *	139,825
10,000	5.50%, 07/01/17 (d) *	7,517
150,000	5.50%, 07/01/18 (d) *	95,423
65,000	5.50%, 07/01/18 (c) (d) *	41,438
140,000	5.50%, 07/01/18 (c) (d) *	89,250
500,000	5.50%, 07/01/18 (d) *	318,075
100,000	5.50%, 07/01/19 (d) *	63,665
50,000	6.00%, 07/01/18 (c) (d) *	31,875
450,000	6.50%, 07/01/21 (c) (d) *	286,875
10,010,000	8.00%, 07/01/20 (c) (d) (f)	6,556,550
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
135,000	5.00%, 08/29/16 (c) (d) *	85,388
50,000	6.50%, 07/01/19 (c) (d) *	31,875
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO) 6.00%, 07/01/19 (c) (d) *	19,125
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
155,000	4.25%, 07/01/22 (c)	108,500
1,490,000	5.00%, 07/01/22 (c)	1,046,725
225,000	5.13%, 07/01/22 (c)	158,344
1,740,000	5.25%, 07/01/22 (c)	1,226,700
30,000	5.25%, 07/01/22 (c)	21,450
700,000	5.75%, 07/01/22 (c)	497,000
1,500,000	6.00%, 07/01/18 (c)	1,065,000
360,000	6.00%, 07/01/18 (c)	256,500
1,755,000	6.00%, 07/01/22 (c)	1,241,662
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 08/29/16 (c) ^	1,259,570
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	260,000
305,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 6.00%, 07/01/21 (c) (d) *	194,438
700,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/22 (c) (d) *	442,750
100,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/21 (d) *	63,250
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
315,000	4.13%, 08/29/16 (c)	148,838
395,000	4.25%, 08/29/16 (c)	185,650
220,000	4.75%, 08/29/16 (c)	77,963
125,000	4.50%, 08/29/16 (c)	124,750
155,000	5.00%, 08/29/16 (c)	72,850
620,000	5.00%, 08/29/16 (c)	291,400
345,000	5.00%, 08/29/16 (c)	124,847
275,000	5.00%, 08/29/16 (c)	97,453
350,000	5.00%, 08/29/16 (c)	123,375
	Puerto Rico Electric Power Authority, Series A (RB)
890,000	4.80%, 07/01/22 (c)	598,525
350,000	7.00%, 07/01/23 (c)	236,250
	Puerto Rico Electric Power Authority, Series AAA (RB)
150,000	5.25%, 07/01/20 (c)	100,875
90,000	5.25%, 07/01/20 (c)	60,525
325,000	5.25%, 07/01/20 (c)	218,563
	Puerto Rico Electric Power Authority, Series CCC (RB)
25,000	4.80%, 07/01/20 (c)	16,813
40,000	5.00%, 08/29/16 (c)	26,900
125,000	5.00%, 07/01/20 (c)	84,063
	Puerto Rico Electric Power Authority, Series DDD (RB)
165,000	5.00%, 07/01/20 (c)	110,963
975,000	5.00%, 07/01/20 (c)	655,687
525,000	5.00%, 07/01/20	352,328
	Puerto Rico Electric Power Authority, Series TT (RB)
100,000	4.20%, 07/01/17 (c)	67,088
25,000	5.00%, 07/01/17 (c)	16,813
925,000	5.00%, 07/01/17 (c)	622,062
110,000	5.00%, 07/01/17 (c)	73,975
375,000	5.00%, 07/01/17	251,370
260,000	5.00%, 07/01/17 (c)	174,850
150,000	5.00%, 07/01/17 (c)	100,875
60,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	40,350
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	57,163
45,000	5.50%, 07/01/18 (c)	30,263
100,000	Puerto Rico Electric Power Authority, Series XX (RB) 5.75%, 07/01/20 (c)	67,250
	Puerto Rico Electric Power Authority, Series ZZ (RB)
290,000	4.25%, 07/01/20	194,622
25,000	5.00%, 07/01/17	16,758
385,000	5.00%, 07/01/18	258,181
100,000	5.00%, 07/01/20	67,110
500,000	5.25%, 07/01/20 (c)	336,250
50,000	5.25%, 07/01/20	33,555
25,000	5.25%, 07/01/20 (c)	16,813
175,000	5.25%, 07/01/20 (c)	117,688
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 08/29/16 (c)	231,400
390,000	5.25%, 08/29/16 (c)	140,546
845,000	5.75%, 08/29/16 (c)	302,616
65,000	Puerto Rico Highways and Transportation Authority, Series G (RB) (FGIC) 5.00%, 08/29/16 (c)	23,278
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
200,000	5.00%, 08/29/16 (c)	71,625
50,000	5.00%, 08/29/16 (c)	17,906
315,000	5.00%, 08/29/16 (c)	112,809
	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC)
185,000	5.00%, 08/29/16 (c)	66,350
40,000	5.00%, 08/29/16 (c)	14,325
	Puerto Rico Highways and Transportation Authority, Series K (RB)
50,000	5.00%, 08/29/16 (c)	12,910
400,000	5.00%, 08/29/16 (c)	104,000
100,000	5.00%, 08/29/16 (c)	26,000
500,000	5.00%, 08/29/16 (c)	128,870
115,000	5.00%, 08/29/16 (c)	29,661
205,000	5.00%, 08/29/16 (c)	52,904
	Puerto Rico Highways and Transportation Authority, Series M (RB)
1,020,000	5.00%, 07/01/17 (c)	265,200
1,500,000	5.00%, 07/01/17 (c)	390,000
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21	100,100
1,055,000	5.50%, 07/01/22	274,300
2,000,000	5.50%, 07/01/24	520,000
1,500,000	5.50%, 07/01/25	390,000
1,500,000	5.50%, 07/01/26	390,000
50,000	21.06%, 07/01/20 (d) ^	12,411
	Puerto Rico Infrastructure Financing Authority (RB)
345,000	4.00%, 12/15/21	128,513
100,000	4.63%, 12/15/21 (c)	37,250
1,000,000	5.00%, 12/15/21 (c)	372,500
100,000	5.00%, 12/15/21 (c)	37,250
860,000	5.25%, 12/15/21 (c)	320,350
45,000	Puerto Rico Public Buildings Authority, Series C (RB) (COMWLTH GTD) 5.75%, 07/01/18	26,935
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
325,000	5.25%, 08/29/16 (c)	193,375
35,000	5.25%, 08/29/16 (c)	20,825
70,000	Puerto Rico Public Buildings Authority, Series G (RB) (COMWLTH GTD) 4.75%, 08/29/16 (c)	41,650
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
705,000	5.00%, 08/29/16 (c)	419,475
1,670,000	5.25%, 08/29/16 (c)	993,650
1,500,000	Puerto Rico Public Buildings Authority, Series M-2 (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/17 (c) (p)	1,519,920
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
30,000	5.25%, 07/01/17	17,791
25,000	5.50%, 07/01/17 (c)	14,901
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	6.00%, 07/01/19 (c)	21,066
20,000	6.00%, 07/01/19	12,030
1,165,000	6.75%, 07/01/19 (c)	710,650
40,000	7.00%, 08/29/16 (c)	24,500
	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD)
745,000	5.50%, 08/29/16 (c)	445,138
230,000	5.63%, 07/01/19 (c)	137,713
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 08/29/16 (c)	101,575
505,000	5.75%, 08/29/16 (c)	303,000
1,655,000	6.00%, 07/01/21 (c)	997,137
	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
50,000	5.00%, 07/01/18	29,677
110,000	5.00%, 07/01/20	65,382
200,000	5.25%, 07/01/22 (c)	119,000
80,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue (RB) 4.50%, 02/01/20 (c)	39,200
	Puerto Rico Sales Tax Financing Corp. (RB)
40,000	5.00%, 08/01/18	19,868
125,000	5.25%, 08/01/21 (c)	88,188
730,000	5.25%, 08/01/21 (c)	363,175
190,000	5.50%, 08/01/19 (c)	95,000
500,000	5.50%, 02/01/20 (c)	250,000
855,000	6.00%, 08/01/19 (c)	431,775
265,000	6.00%, 08/01/20 (c)	133,825
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,520,000	5.00%, 08/01/21 (c)	1,072,360
150,000	5.25%, 08/01/20 (c)	74,625
680,000	7.89%, 08/01/34 ^	141,093
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
150,000	5.00%, 08/01/19 (c)	74,250
100,000	8.69%, 08/01/35 ^	11,818
50,000	8.70%, 08/01/34 ^	6,338
	University of Puerto Rico, Series P (RB)
90,000	5.00%, 08/29/16 (c)	36,450
135,000	5.00%, 08/29/16 (c)	54,675
115,000	5.00%, 08/29/16 (c)	34,716
90,000	5.00%, 08/29/16 (c)	51,325
500,000	5.00%, 08/29/16 (c)	206,575
445,000	5.00%, 08/29/16 (c)	182,450
		39,102,650
Rhode Island: 0.6%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,555,090
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	2,085,760
1,000,000	5.00%, 06/01/25 (c)	1,106,620
49,500,000	6.59%, 06/01/17 (c) ^	5,180,670
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	450,768
30,000	5.00%, 06/01/23	34,802
2,000,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	2,127,520
		14,541,230
South Carolina: 0.5%
75,000	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB) 5.00%, 08/01/23 (c)	88,173
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,495,988
3,100,000	5.63%, 05/01/17 (c)	3,130,907
1,100,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	1,100,539
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	662,628
155,000	5.75%, 08/01/19 (c)	169,823
2,470,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	2,926,011
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	314,310
		11,888,379
South Dakota: 0.3%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,175,000	5.00%, 11/15/16 (c)	5,186,540
1,250,000	5.00%, 11/15/16 (c)	1,256,837
		6,443,377
Tennessee: 0.7%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	580,135
1,950,000	5.00%, 10/01/24 (c)	2,254,824
975,000	5.00%, 10/01/24 (c)	1,140,565
700,000	Clarksville Natural Gas Acquisition Corp (RB) 5.00%, 12/15/20	801,570
1,465,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/19	1,640,903
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	119,427
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	112,354
180,000	5.63%, 07/01/20 (c)	201,758
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,112,100
1,500,000	5.38%, 12/01/22 (c)	1,589,265
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,201,163
2,000,000	5.50%, 09/01/23 (c)	2,095,300
1,000,000	5.63%, 09/01/16 (c)	1,003,310
395,000	Sullivan County, Tennessee Health, Educational and Housing Facilities Board, Series C (RB) 5.25%, 09/01/16 (c)	396,778
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	84,055
		15,333,507
Texas: 7.1%
5,000	Beaumont Independent School District (GO) (AGO) 5.00%, 02/15/17 (c)	5,107
	Board of Managers Joint Guadalupe County-City of Seguin Hospital (RB)
700,000	5.00%, 12/01/25 (c)	760,830
300,000	5.25%, 12/01/25 (c)	338,151
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 05/15/17 (c)	52,333
1,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	1,748,640
740,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 6.00%, 01/01/21 (c)	902,489
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,205,000	5.00%, 01/01/23 (c)	1,387,798
1,410,000	5.00%, 01/01/23 (c)	1,640,267
1,100,000	5.00%, 07/01/25 (c)	1,297,252
3,100,000	5.00%, 07/01/25 (c)	3,672,074
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
350,000	5.00%, 01/01/23 (c)	398,860
400,000	5.00%, 01/01/23 (c)	467,924
2,505,000	6.25%, 01/01/21 (c)	3,082,052
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,000,000	4.75%, 07/01/24	8,051,120
650,000	5.00%, 07/01/24 (c)	739,706
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,228,780
600,000	5.00%, 07/15/25 (c)	681,216
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,106,560
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,422,144
	Clifton Higher Education Finance Corp., Series A (RB)
500,000	5.13%, 08/15/25 (c)	551,055
500,000	5.50%, 08/15/25 (c)	560,815
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	905,369
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	553,845
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	684,667
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	100,107
1,850,000	5.00%, 07/01/22 (c)	1,977,594
2,500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,674,600
275,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	303,952
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,068,860
380,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	406,106
2,050,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,393,641
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	706,637
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	270,188
615,000	5.00%, 11/01/22 (c)	708,154
280,000	5.00%, 11/01/22	324,702
2,920,000	5.25%, 11/01/20 (c)	3,327,194
780,000	Matagorda County Navigation District No. 1, Texas Pollution Control (RB) 4.00%, 06/03/23 (c)	845,395
1,000,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	1,083,840
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	1,070,080
	New Hope Cultural Education Facilities Corp., Series A (RB)
1,500,000	5.00%, 04/01/24 (c)	1,701,720
500,000	5.00%, 07/01/25 (c)	567,210
100,000	New Hope Cultural Education Facilities Finance Corp (RB) 5.00%, 07/01/25 (c)	116,812
	North East Texas Regional Mobility Authority (RB)
1,000,000	5.00%, 01/01/26 (c)	1,166,470
1,000,000	5.00%, 01/01/26 (c)	1,170,950
265,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	277,648
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	801,690
4,760,000	SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 08/01/25	5,982,416
	Sam Rayburn Municipal Power Agency, Power Supply System (RB)
400,000	5.00%, 10/01/17	419,468
2,715,000	5.00%, 10/01/21	3,189,609
1,275,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 08/29/16 (c)	1,279,016
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 08/29/16 (c)	85,250
500,000	5.00%, 08/29/16 (c)	501,540
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	8,625,375
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB) 5.50%, 11/15/25 (c)	1,690,320
1,050,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,126,765
2,800,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	3,353,392
5,040,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	5,864,242
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	116,136
160,000	5.25%, 12/15/25	197,741
1,055,000	5.25%, 12/15/26	1,316,292
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,565,000	5.00%, 12/15/22 (c)	1,808,874
260,000	5.00%, 12/15/22 (c)	299,517
175,000	5.00%, 12/15/22 (c)	201,042
2,600,000	5.00%, 12/15/22 (c)	3,015,142
2,240,000	5.00%, 12/15/22 (c)	2,672,298
1,570,000	5.00%, 12/15/22 (c)	1,849,193
1,000,000	5.00%, 12/15/22 (c)	1,168,710
2,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/19	2,254,960
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
1,095,000	5.25%, 12/15/18	1,196,539
175,000	5.25%, 12/15/21	205,553
95,000	5.25%, 12/15/22	113,368
1,180,000	5.25%, 12/15/23	1,427,057
305,000	5.63%, 12/15/17	316,980
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,476
3,000,000	5.00%, 12/15/21	3,534,330
910,000	5.00%, 12/15/22 (c)	1,078,996
1,615,000	5.00%, 12/15/22	1,945,009
6,800,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	8,651,708
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	180,630
3,550,000	7.00%, 06/30/20 (c)	4,237,670
95,000	7.50%, 06/30/20 (c)	116,516
1,225,000	7.50%, 06/30/20 (c)	1,502,438
500,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 7.50%, 12/31/19 (c)	603,470
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB)
1,000,000	5.00%, 12/31/25 (c)	1,165,580
500,000	5.00%, 12/31/25 (c)	585,475
2,000,000	7.00%, 09/01/23 (c)	2,553,600
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
2,100,000	5.00%, 08/15/24 (c)	2,454,963
3,850,000	5.00%, 08/15/24 (c)	4,485,635
600,000	5.00%, 08/15/24 (c)	714,324
4,000,000	5.00%, 08/15/24 (c)	4,714,120
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	1,015,930
1,000,000	6.25%, 09/01/25 (c)	1,015,850
1,000,000	6.38%, 09/01/25 (c)	1,015,760
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
620,000	6.00%, 01/01/21 (c)	667,920
1,950,000	7.00%, 01/01/21 (c)	2,227,504
2,480,000	7.13%, 01/01/21 (c)	2,815,767
	Tyler Health Facilities Development Corp. (RB)
145,000	5.25%, 11/01/17 (c)	149,453
1,080,000	5.25%, 11/01/17 (c)	1,120,046
450,000	5.38%, 11/01/17 (c)	461,714
		159,599,283
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,152,382
Virgin Islands: 1.2%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	3,923,811
450,000	5.00%, 10/01/20	461,921
1,280,000	5.00%, 10/01/20 (c)	1,302,387
1,735,000	6.75%, 10/01/19 (c)	1,834,589
125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	126,120
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	1,265,493
1,000,000	5.00%, 10/01/19	1,031,480
190,000	5.00%, 10/01/20 (c)	189,525
2,990,000	5.25%, 10/01/20 (c)	2,986,262
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	247,503
250,000	5.00%, 10/01/19 (c)	250,000
1,000,000	5.00%, 10/01/24 (c)	1,001,240
4,250,000	5.00%, 10/01/24 (c)	4,249,957
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	116,314
845,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	850,459
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 07/01/17 (c)	50,388
330,000	5.00%, 07/01/17 (c)	333,000
	Virgin Islands Water and Power Authority, Series B (RB)
3,500,000	5.00%, 07/01/17 (c)	3,401,300
1,070,000	5.00%, 07/01/17 (c)	1,075,917
1,125,000	5.00%, 07/01/17 (c)	1,132,515
		25,830,181
Virginia: 2.2%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	663,354
1,000,000	5.00%, 01/01/23 (c)	1,065,570
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,832,932
250,000	6.35%, 11/01/24 (c)	261,045
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	208,292
500,000	5.40%, 03/01/25 (c)	525,535
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	677,339
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	3,124,605
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,059,270
225,000	Fairfax County Economic Development Authority (RB) 5.13%, 10/01/17 (c)	233,474
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	446,366
1,000,000	5.00%, 12/01/23 (c)	1,062,920
2,000,000	5.00%, 12/01/23 (c)	2,119,320
1,520,000	5.13%, 10/01/17 (c)	1,568,336
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,665,861
1,000,000	6.88%, 03/01/21 (c)	1,153,460
2,000,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	2,064,880
	Hanover County, Virginia Economic Development Authority, Series A (RB)
495,000	4.00%, 07/01/22	532,175
1,500,000	5.00%, 07/01/22 (c)	1,589,565
1,500,000	5.00%, 07/01/22 (c)	1,593,630
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	1,005,850
	Stafford County Economic Development Authority (RB)
1,380,000	4.00%, 06/15/26 (c)	1,489,710
300,000	5.00%, 06/15/26 (c)	361,716
3,060,000	Tobacco Settlement Financing Corp. (RB) 12.33%, 06/01/17 (c) ^	97,430
7,485,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	7,311,947
2,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	2,210,160
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	347,598
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,045,000	5.50%, 07/01/22 (c)	2,398,540
3,000,000	6.00%, 07/01/22 (c)	3,641,550
3,550,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	3,900,243
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
1,650,000	1.87%, 06/01/20 (p)	1,687,801
2,125,000	2.15%, 09/01/20 (p)	2,194,785
		50,095,259
Washington: 0.9%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,067,960
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,032,300
500,000	5.75%, 12/01/25 (c)	520,080
500,000	6.00%, 12/01/25 (c)	518,375
250,000	6.25%, 12/01/25 (c)	257,630
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,132,174
300,000	Washington Health Care Facilities Authority (RB) 5.00%, 07/01/25 (c)	342,822
100,000	Washington Health Care Facilities Authority, Central Washington Health Services (RB) 7.00%, 07/01/19 (c)	118,058
1,000,000	Washington State Housing Finance Commission (RB) 5.00%, 07/01/24 (c)	1,070,980
2,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	2,221,480
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
500,000	5.25%, 01/01/17	504,870
5,800,000	5.63%, 01/01/17 (c)	5,833,872
2,850,000	5.63%, 01/01/17 (c)	2,879,611
		19,500,212
West Virginia: 0.6%
1,305,000	County of Brooke Commission, Series A (RB) 6.75%, 04/01/21 (c)	1,467,355
575,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	591,554
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,170,961
	West Virginia Economic Development Authority, Solid Waste Disposal (RB)
250,000	6.75%, 02/01/26	255,798
750,000	7.25%, 02/01/26 (c)	766,492
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	1,808,440
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,109,200
1,500,000	6.50%, 10/01/18 (c)	1,597,305
2,005,000	6.75%, 10/01/18 (c)	2,119,205
		13,886,310
Wisconsin: 0.7%
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,083,580
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	504,747
1,000,000	5.13%, 02/01/26 (c)	1,019,960
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	571,400
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB) 5.00%, 11/15/24	1,120,750
1,035,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,156,033
2,280,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	2,514,863
2,500,000	Public Finance Authority, Waste Management, Inc., Series A-1 (RB) 2.63%, 11/01/25	2,560,975
1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	1,070,870
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	3,137,475
		14,740,653
Total Municipal Bonds (Cost: $2,095,684,724)		2,204,454,270

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $17,429,098)
17,429,098	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	17,429,098
Total Investments: 99.1% (Cost: $2,113,113,822)		2,221,883,368
Other assets less liabilities: 0.9%		21,204,761
NET ASSETS: 100.0%		$2,243,088,129

ACA	Credit Agricole SA
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bonds
(f)	On the last interest payment date only partial interest was paid
(g)	Security is in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $3,170,961 which represents 0.1% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	7.8%	$173,777,759
Health Care	22.5	500,351,065
Housing	0.5	10,324,447
Industrial Revenue	18.3	406,726,329
Leasing	1.3	28,690,518
Local	5.9	131,435,557
Power	2.2	49,165,418
Solid Waste/Resource Recovery	0.4	8,275,138
Special Tax	6.3	139,504,209
State	2.2	49,590,853
Tobacco	20.4	453,483,183
Transportation	9.0	200,152,190
Water & Sewer	2.4	52,977,604
Money Market Fund	0.8	17,429,098
	100.0%	$2,221,883,368

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$2,204,454,270	$—	$2,204,454,270
Money Market Fund	17,429,098	—	—	17,429,098
Total	$17,429,098	$2,204,454,270	$—	$2,221,883,368

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 96.3%
Alabama: 0.9%
$170,000	Alabama Public School & College Authority (RB) 5.00%, 12/01/17 (c)	$180,040
Arizona: 0.6%
100,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	109,319
California: 8.3%
275,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	310,120
105,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	113,626
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	156,474
175,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	189,672
225,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	219,816
230,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	223,440
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	428,952
		1,642,100
Florida: 3.9%
150,000	Brevard County Health Facilities Authority (RB) 7.00%, 04/01/19 (c)	175,131
105,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	115,557
220,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	245,115
225,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	243,250
		779,053
Georgia: 0.9%
175,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	185,456
Idaho: 0.8%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO) 5.25%, 07/15/18 (c)	158,080
Illinois: 7.7%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	27,329
325,000	5.50%, 07/01/18 (c)	355,280
500,000	5.50%, 07/01/18 (c)	546,585
550,000	5.75%, 07/01/18 (c)	603,850
		1,533,044
Kentucky: 1.3%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	260,038
Maryland: 8.4%
	County of Montgomery, Public Improvement, Series A (GO)
370,000	5.00%, 07/01/19 (c)	416,109
110,000	5.00%, 07/01/19 (c)	123,708
400,000	State of Maryland, Second Series A (GO)
	5.00%, 08/15/17 (c)	418,700
	State of Maryland, Second Series B (GO)
340,000	5.00%, 08/01/19 (c)	382,384
290,000	5.00%, 08/15/19 (c)	328,016
		1,668,917
Massachusetts: 4.8%
500,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	542,340
130,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	141,900
250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB) 5.00%, 08/01/17 (c)	261,248
		945,488
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	63,391
Minnesota: 0.6%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	109,216
Mississippi: 2.6%
470,000	Mississippi Development Bank (RB) (AGM) 5.38%, 04/01/18 (c)	506,463
Missouri: 1.1%
205,000	Curators of the University of Missouri System Facilities, Series A (RB) 5.00%, 11/01/17 (c)	216,349
Nebraska: 0.9%
175,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	185,931
New Mexico: 1.5%
270,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	299,017
New York: 5.4%
175,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	194,607
245,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	277,124
75,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	80,789
425,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	517,616
		1,070,136
North Carolina: 3.7%
	North Carolina Eastern Municipal Power Agency (RB)
305,000	5.00%, 01/01/19 (c)	336,531
380,000	5.25%, 01/01/18 (c)	405,069
		741,600
Ohio: 2.0%
350,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	401,079
Oklahoma: 1.6%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	316,830
Oregon: 4.5%
330,000	Oregon State Lottery (RB) 5.00%, 04/01/19 (c)	367,900
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	144,931
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	21,824
320,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	357,859
		892,514
Pennsylvania: 2.6%
10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	10,785
300,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 11/01/17 (c)	316,608
175,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	197,929
		525,322
Puerto Rico: 1.3%
235,000	Puerto Rico Highways & Transportation Authority (RB) (NATL) 5.50%, 07/01/19	267,155
Texas: 15.2%
400,000	Conroe Independent School District, Series A (GO) 5.75%, 02/15/18 (c)	431,652
300,000	Dallas Independent School District (GO) 6.25%, 02/15/18 (c)	325,782
900,000	Fort Worth Independent School District (GO) 5.00%, 02/15/18 (c)	960,210
210,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.13%, 11/15/18 (c)	231,464
300,000	Keller Independent School District/TX (GO) 5.25%, 02/15/19 (c)	334,779
200,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	224,440
475,000	North Texas Tollway Authority, Second Tier, Series F (RB) 5.75%, 01/01/18 (c)	509,319
		3,017,646
Utah: 3.4%
180,000	State of Utah (GO) 5.00%, 07/01/18 (c)	195,062
200,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	216,736
250,000	Utah Transit Authority (RB) (AGM) 5.00%, 06/15/18 (c)	270,728
		682,526
Virginia: 2.9%
495,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	571,369
Washington: 6.1%
250,000	City of Seattle, Washington Water System Improvement Revenue (RB) 5.00%, 02/01/18 (c)	266,495
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	53,123
465,000	Washington State Various Purpose, Series A (GO) 5.00%, 07/01/17 (c)	483,953
	Washington State Various Purpose, Series C (GO)
175,000	5.00%, 01/01/18 (c)	185,931
205,000	5.00%, 01/01/18 (c)	217,804
		1,207,306
Wisconsin: 3.0%
250,000	Wisconsin Department of Transportation (RB) 5.00%, 07/01/19 (c)	281,155
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	308,849
		590,004
Total Municipal Bonds (Cost: $18,856,428)		19,125,389

Number of Shares
MONEY MARKET FUND: 2.6% (Cost: $523,433)
523,433	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	523,433
Total Investments: 98.9% (Cost: $19,379,861)		19,648,822
Other assets less liabilities: 1.1%		215,952
NET ASSETS: 100.0%		$19,864,774

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	14.1%	$2,759,905
Health Care	6.6	1,299,474
Leasing	6.0	1,187,417
Local	18.2	3,575,568
Power	6.3	1,244,361
Special Tax	7.7	1,520,506
State	16.8	3,293,893
Transportation	17.6	3,465,303
Water & Sewer	4.0	778,962
Money Market Fund	2.7	523,433
	100.0%	$19,648,822

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$19,125,389	$—	$19,125,389
Money Market Fund	523,433	—	—	523,433
Total	$523,433	$19,125,389	$—	$19,648,822

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.5%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 08/29/16 (c)	$150,252
150,000	6.45%, 08/29/16 (c)	150,252
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	64,503
		365,007
Arizona: 2.9%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
300,000	5.00%, 02/01/20	340,002
250,000	5.00%, 02/01/21	290,850
955,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	959,479
270,000	Industrial Development Authority of County of Pima, Education Facility Revenue Bonds (RB) 4.38%, 07/01/26	275,816
	Industrial Development Authority of the City of Phoenix, Series A (RB)
475,000	3.00%, 07/01/20	489,160
500,000	4.00%, 07/01/25	547,430
450,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	499,095
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	10,445
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	76,270
50,000	5.25%, 12/01/23	60,418
65,000	5.25%, 12/01/24	79,399
		3,628,364
California: 8.8%
	Alameda Corridor Transportation Authority (RB) (AMBAC)
20,000	1.60%, 10/01/17 ^	19,645
40,000	1.88%, 10/01/18 ^	38,613
115,000	1.88%, 10/01/18 ^	113,398
140,000	1.96%, 10/01/17 ^	139,062
50,000	2.51%, 10/01/20 ^	48,226
245,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 08/29/16 (c)	246,757
250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	272,990
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	528,545
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	165,686
300,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	309,423
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
325,000	5.00%, 09/01/20	378,657
300,000	5.00%, 09/01/21	359,265
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,776
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	709,794
650,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	672,945
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	274,015
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	720,600
500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	508,830
500,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	535,320
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	303,605
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	55,166
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	109,069
600,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	704,130
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	916,762
350,000	Oakland Unified School District (GO) (AGM) 5.00%, 08/01/22	425,348
15,000	Oakland Unified School District, Series A (GO) 6.25%, 08/01/19	17,293
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	608,865
300,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	353,481
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	119,360
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/01/17 (c)	104,397
20,000	5.00%, 08/01/17 (c)	20,906
350,000	Sweetwater Union High School District, Series A (GO) (AGM) 5.63%, 08/01/18 (c)	385,259
155,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	169,485
645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	662,312
		11,023,985
Colorado: 0.4%
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 08/29/16 (c)	250,250
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	187,241
		437,491
Connecticut: 0.6%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 08/29/16 (c)	150,171
109,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	122,083
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	252,518
250,000	5.50%, 02/01/23	253,400
		778,172
Florida: 3.4%
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	575,735
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	206,398
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	536,990
250,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) (AMBAC) 5.00%, 08/01/18	270,630
200,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	225,748
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	300,540
250,000	5.00%, 10/01/24	304,317
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	258,050
250,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 6.25%, 06/01/23	269,365
900,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	944,316
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	317,040
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	110,580
		4,319,709
Georgia: 1.4%
650,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	704,333
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	521,515
130,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/23	159,943
360,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	409,601
		1,795,392
Guam: 1.0%
	A. B. Won Pat International Airport Authority, Series C (RB)
45,000	5.00%, 10/01/17	46,812
750,000	5.00%, 10/01/21	847,620
365,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	389,280
		1,283,712
Hawaii: 0.1%
140,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 08/29/16 (c)	140,622
Idaho: 0.5%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 08/19/16 (c)	500,740
100,000	Idaho Health Facilities Authority, Series B-2 (RB) 6.00%, 08/19/16 (c)	100,122
		600,862
Illinois: 15.0%
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	284,768
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 08/29/16 (c)	65,517
60,000	5.00%, 12/01/18	62,169
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	104,974
90,000	5.00%, 12/01/17	89,379
500,000	5.00%, 12/01/18 (c)	477,665
250,000	5.25%, 12/01/18 (c)	239,993
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	86,205
250,000	5.00%, 12/01/19	238,988
345,000	5.00%, 12/01/20	329,589
625,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	639,787
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	100,335
	City of Chicago, Series A (GO)
950,000	5.00%, 01/01/18 (c)	969,950
500,000	5.00%, 01/01/20	521,125
500,000	5.00%, 01/01/20 (c)	512,890
290,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	300,614
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	156,338
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	691,654
500,000	5.00%, 01/01/25	520,880
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	581,345
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 08/29/16 (c)	60,181
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
10,500	2.00%, 08/29/16 (c)	367
59,500	6.20%, 05/15/20 (c)	60,068
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	545,255
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	56,014
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,180,680
720,000	Illinois General Obligation Bonds, Series A (GO) 5.00%, 06/01/21	800,316
	Illinois Railsplitter Tobacco Settlement Authority (RB)
650,000	5.00%, 06/01/18	697,456
590,000	5.00%, 06/01/19	654,581
100,000	5.13%, 06/01/19	111,293
575,000	5.25%, 06/01/20	660,462
40,000	5.25%, 06/01/21	47,000
100,000	5.38%, 06/01/21	118,030
960,000	5.50%, 06/01/21 (c)	1,131,792
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	45,800
35,000	5.00%, 12/15/22	40,837
40,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) 1.95%, 06/15/18 ^	38,756
	State of Illinois (GO)
500,000	5.00%, 06/01/19	541,600
250,000	5.00%, 01/01/20	272,362
500,000	5.00%, 01/01/20 (c)	539,595
600,000	5.00%, 05/01/22	673,290
700,000	5.00%, 08/01/22	787,731
500,000	5.00%, 01/01/26	574,815
725,000	5.50%, 07/01/23 (c)	838,825
300,000	5.50%, 07/01/23 (c)	342,270
	State of Illinois, Series A (GO)
170,000	4.00%, 01/01/22 (c)	176,276
750,000	5.00%, 04/01/18	792,127
		18,761,944
Indiana: 0.5%
215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	215,170
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	391,557
		606,727
Iowa: 4.4%
360,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP) 5.25%, 08/29/16 (c)	360,396
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
2,565,000	5.00%, 12/01/19	2,670,011
500,000	5.25%, 12/01/23 (c)	540,650
750,000	5.50%, 12/01/18 (c)	781,335
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
600,000	2.50%, 10/01/20	602,352
500,000	4.00%, 10/01/25	520,225
		5,474,969
Kansas: 0.1%
105,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	106,286
Kentucky: 0.0%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,176
Louisiana: 3.9%
	City of New Orleans, Louisiana Sewerage Service (RB)
400,000	5.00%, 06/01/18	429,964
625,000	5.00%, 06/01/19	694,525
570,000	5.00%, 06/01/20	651,476
20,000	5.00%, 06/01/22	23,793
600,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	651,216
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	75,755
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	288,750
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	433,125
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	793,950
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	258,952
550,000	5.00%, 05/15/21	632,483
		4,933,989
Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	96,330
155,000	5.00%, 07/01/20	168,204
		264,534
Maryland: 2.5%
450,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	474,111
250,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	244,805
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	945,047
750,000	5.00%, 07/01/24	929,962
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 09/01/16 (c)	110,304
210,000	5.25%, 09/01/16 (c)	210,641
220,000	5.25%, 09/01/16 (c)	220,759
		3,135,629
Massachusetts: 0.6%
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	158,687
250,000	Massachusetts Health & Educational Facilities Authority Refunding Care group, Series E-1 (RB) 5.38%, 07/01/18 (c)	272,697
300,000	Massachusetts Health & Educational Facilities Authority Refunding Care group, Series E-2 (RB) 5.38%, 07/01/18 (c)	327,237
		758,621
Michigan: 3.0%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	57,564
	Michigan Finance Authority, School District of the City of Detroit (RB) (SAW)
500,000	5.00%, 06/01/20	517,735
500,000	5.50%, 06/01/21	531,830
650,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	674,726
700,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 08/29/16 (c)	699,881
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	511,335
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 06/01/17 (c)	664,137
80,000	5.25%, 06/01/17 (c)	79,795
		3,737,003
Minnesota: 0.5%
355,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	380,276
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	272,375
		652,651
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 08/24/16 (c)	20,253
Missouri: 0.6%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	518,835
140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 08/29/16 (c)	140,475
115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 08/29/16 (c)	116,857
		776,167
Nevada: 0.2%
185,000	Clark County School District, Limited Tax, Series B (GO) 5.00%, 12/15/17 (c)	196,376
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA) 5.25%, 08/29/16 (c)	14,783
New Jersey: 6.5%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	55,269
85,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	63,462
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	866,355
250,000	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB) 5.00%, 06/15/24	284,420
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	84,320
600,000	5.00%, 06/15/19	649,020
165,000	5.00%, 06/15/22	188,051
150,000	5.00%, 06/15/22 (c)	170,691
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
230,000	4.88%, 09/15/19	244,743
225,000	5.13%, 08/20/22 (c)	252,099
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	425,788
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/21	278,820
250,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	295,890
100,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	113,220
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	443,788
350,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	398,800
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	799,611
475,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	551,413
250,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/20	283,325
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,090,000	4.50%, 06/01/17 (c)	1,108,704
75,000	5.00%, 06/01/17 (c)	77,593
450,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17 (c)	466,051
		8,101,433
New Mexico: 1.0%
430,000	County of Otero, Jail Project (RB) 5.75%, 10/01/16 (c)	439,494
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	153,429
585,000	Winrock Town Center Tax Increment Development District No 1 (TA) 5.25%, 05/01/20 (c)	613,706
		1,206,629
New York: 9.8%
750,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	781,185
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
400,000	4.75%, 01/01/20	401,464
500,000	5.25%, 01/01/24	501,535
750,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	857,415
750,000	New York City Health and Hospital Corp., Series A (RB) 5.50%, 02/15/18 (c)	806,362
345,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	349,130
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 01/01/17 (c)	25,422
100,000	5.00%, 01/01/17 (c)	101,699
65,000	5.00%, 01/01/17 (c)	66,134
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	234,936
135,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	147,409
	New York State Dormitory Authority (RB)
245,000	4.00%, 05/01/22	270,061
45,000	5.00%, 05/01/19	48,888
165,000	5.00%, 05/01/23	194,146
240,000	New York State Dormitory Authority Unrefunded Balance Pace (RB) 5.00%, 05/01/21	274,063
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	52,607
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	778,057
970,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	1,080,357
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
250,000	5.00%, 08/01/18	265,172
200,000	5.00%, 08/01/19	216,082
1,000,000	5.00%, 08/01/21 (c)	1,110,250
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
250,000	5.00%, 01/01/21	290,342
250,000	5.00%, 01/01/22	296,455
520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
	5.00%, 12/01/20	592,930
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
495,000	5.00%, 07/01/18	532,382
25,000	5.00%, 07/01/21 (c)	28,833
500,000	Suffolk County, New York, Series A (GO) 5.00%, 05/15/20	572,660
	Town of Oyster Bay, New York Public Improvement (GO)
35,000	3.00%, 08/15/17 (c)	34,737
55,000	3.00%, 08/15/17 (c)	54,115
50,000	3.00%, 08/15/17 (c)	49,785
175,000	3.00%, 08/15/17	174,839
505,000	3.00%, 08/15/17 (c)	504,207
35,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 08/15/16 (c)	35,048
525,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	588,824
		12,317,531
North Carolina: 0.6%
390,000	Johnson Memorial Hospital Authority FHA Insured Mortgage (RB) (AGM) (FHA) 5.25%, 04/01/18 (c)	420,131
300,000	North Carolina Medical Care Commission, Hospital Refunding Bonds, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	345,195
		765,326
Ohio: 5.1%
250,000	American Municipal Power Prairie State Energy Campus Project, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	278,982
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
2,050,000	5.13%, 06/01/17 (c)	2,020,664
1,000,000	5.38%, 06/01/17 (c)	989,550
290,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	294,744
	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC)
50,000	5.00%, 01/01/17 (c)	50,831
90,000	5.25%, 01/01/21	104,186
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	53,560
135,000	5.00%, 02/15/20	146,583
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	8,310
835,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	844,845
240,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	263,957
340,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	370,967
550,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	573,270
430,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	435,968
		6,436,417
Oklahoma: 0.2%
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	251,063
Oregon: 0.2%
225,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	238,595
Pennsylvania: 6.0%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	223,569
650,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	647,211
300,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 17 (RB) (AGM) 5.38%, 07/01/18	327,237
350,000	City of Philadelphia, Pennsylvania Gas Works Revenue Refunding Bonds, Series 13 (RB) 5.00%, 08/01/25	437,349
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	156,647
500,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	513,070
610,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	623,554
410,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	439,725
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	170,171
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
830,000	5.00%, 06/30/19	917,864
250,000	5.00%, 12/31/19	280,585
250,000	5.00%, 12/31/20	287,325
250,000	5.00%, 12/31/21	293,180
250,000	5.00%, 12/31/23	301,607
750,000	5.00%, 12/31/24	914,295
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	280,345
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	164,241
	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
100,000	5.00%, 07/01/17 (c)	102,172
120,000	5.00%, 07/01/17	123,804
250,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	268,307
		7,472,258
Puerto Rico: 3.4%
150,000	Commonwealth of Puerto Rico, Public Improvement (GO) 22.53%, 07/01/17 ^	91,923
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
375,000	4.00%, 07/01/21 (d) *	233,438
45,000	5.00%, 08/29/16 (c) (d) *	28,424
35,000	5.00%, 08/29/16 (c) (d) *	22,090
25,000	5.00%, 07/01/17 (c) (d) *	15,791
50,000	5.00%, 07/01/17 (c) (d) *	31,625
120,000	5.00%, 07/01/17 (c) (d) *	75,738
70,000	5.00%, 07/01/17 (c) (d) *	44,275
690,000	5.00%, 07/01/18 (c) (d) *	436,425
70,000	5.00%, 07/01/20 (d) *	44,275
125,000	5.25%, 08/29/16 (c) (d) *	79,375
80,000	5.25%, 08/29/16 (c) (d) *	50,800
150,000	5.25%, 08/29/16 (c) (d) *	95,250
30,000	5.50%, 07/01/17 (d) *	19,067
50,000	5.50%, 07/01/17 (d) *	31,779
25,000	5.50%, 07/01/17 (d) *	18,791
65,000	5.50%, 07/01/18 (d) *	41,350
50,000	5.50%, 07/01/18 (c) (d) *	31,875
65,000	5.50%, 07/01/18 (d) *	41,350
40,000	5.50%, 07/01/19	29,790
150,000	5.50%, 07/01/19 (d) *	95,498
70,000	5.50%, 07/01/21	51,888
100,000	5.50%, 07/01/22	73,875
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
105,000	4.25%, 08/29/16 (c) (d) *	65,804
10,000	5.00%, 08/29/16 (c) (d) *	6,317
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 08/29/16 (c)	47,250
100,000	4.75%, 08/29/16 (c)	35,438
10,000	5.00%, 08/29/16 (c)	10,031
60,000	Puerto Rico Electric Power Authority, Series JJ (RB) (XLCA) 5.38%, 07/01/17	57,743
	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
45,000	5.50%, 07/01/17	43,362
95,000	5.50%, 07/01/18	89,343
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	13,418
15,000	5.00%, 07/01/17 (c)	10,059
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	120,708
50,000	5.00%, 07/01/19	33,544
	Puerto Rico Highways and Transportation Authority (RB)
140,000	5.00%, 01/01/17 (c) (d) *	36,400
405,000	5.75%, 08/29/16 (c)	145,041
	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC)
200,000	5.22%, 07/01/17 ^	194,210
100,000	5.25%, 07/01/18 ^	93,146
95,000	Puerto Rico Highways and Transportation Authority, Series BB (RB) (AMBAC) 5.25%, 07/01/17	96,475
	Puerto Rico Highways and Transportation Authority, Series K (RB)
100,000	5.00%, 08/29/16 (c)	26,000
75,000	5.00%, 08/29/16 (c)	19,355
95,000	5.00%, 08/29/16 (c)	24,502
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	25,774
10,000	4.13%, 07/01/17 (c)	2,581
100,000	5.00%, 07/01/17 (c)	25,819
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	10,400
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD) 5.25%, 07/01/19	41,583
310,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/18	319,281
65,000	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD) 5.50%, 07/01/19	38,773
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
40,000	5.25%, 07/01/17	23,721
65,000	5.50%, 07/01/17 (c)	38,773
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	5.75%, 07/01/18	20,949
70,000	6.00%, 07/01/19 (c)	42,132
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.13%, 08/29/16 (c)	23,800
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.00%, 07/01/20	20,803
65,000	Puerto Rico Sales Tax Financing Corp. (RB) 5.00%, 08/01/18	32,286
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	32,013
75,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 4.25%, 08/01/17	37,616
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	141,100
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	85,969
	University of Puerto Rico, Series P (RB)
70,000	5.00%, 08/29/16 (c)	28,700
175,000	5.00%, 08/29/16 (c)	71,313
250,000	5.00%, 08/29/16 (c)	103,288
375,000	5.00%, 08/29/16 (c)	176,419
40,000	5.00%, 08/29/16 (c)	16,823
		4,212,754
Rhode Island: 0.5%
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	563,460
South Carolina: 0.3%
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	369,967
South Dakota: 0.2%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	251,368
Tennessee: 0.3%
	Clarksville Natural Gas Acquisition Corp. (RB)
50,000	5.00%, 12/15/17	52,644
200,000	5.00%, 12/15/19	224,014
25,000	5.00%, 12/15/21	29,214
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	95,501
		401,373
Texas: 8.5%
300,000	Central Texas Turnpike System, Series C (RB)
	5.00%, 08/15/24	374,043
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	602,992
1,000,000	4.75%, 07/01/24	1,150,160
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	553,280
250,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	271,012
500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	534,920
250,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	263,848
750,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	810,562
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d) *	3,000
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
250,000	5.00%, 07/01/23	294,647
250,000	5.00%, 07/01/24	298,565
350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	380,677
	SA Energy Acquisition Public Facility Corp. (RB)
105,000	5.50%, 08/01/21	124,194
115,000	5.50%, 08/01/22	138,713
50,000	5.50%, 08/01/24	61,994
500,000	5.50%, 08/01/25	628,405
110,000	5.50%, 08/01/27	140,942
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	528,664
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	81,955
20,000	5.25%, 12/15/19	22,495
375,000	5.25%, 12/15/21	440,471
230,000	5.25%, 12/15/22	274,470
15,000	5.25%, 12/15/23	18,141
50,000	5.25%, 12/15/24	61,124
140,000	5.25%, 12/15/25	173,023
160,000	5.63%, 12/15/17	166,285
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	21,906
900,000	5.00%, 12/15/21	1,060,299
100,000	5.00%, 12/15/22 (c)	119,299
750,000	5.00%, 12/15/22	903,255
200,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	215,458
		10,718,799
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	171,971
Virgin Islands: 2.5%
	Virgin Islands Public Finance Authority, Series A (RB)
800,000	5.00%, 10/01/20	821,192
85,000	6.75%, 10/01/19	88,912
	Virgin Islands Public Finance Authority, Series B (RB)
775,000	5.00%, 10/01/18	802,295
400,000	5.00%, 10/01/19	412,592
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	750,000
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 07/01/17 (c)	75,581
150,000	5.00%, 07/01/17 (c)	151,364
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 07/01/17 (c)	55,367
		3,157,303
Virginia: 1.4%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	26,052
470,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	489,091
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.87%, 06/01/20 (p)	695,579
500,000	2.15%, 09/01/20 (p)	516,420
		1,727,142
Washington: 0.6%
335,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	343,338
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 08/19/16 (c)	450,724
		794,062
West Virginia: 0.6%
400,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	404,816
250,000	West Virginia Economic Development Authority, Solid Waste Disposal (RB) 6.75%, 02/01/26	255,798
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	69,189
		729,803
Wisconsin: 0.8%
705,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	787,443
250,000	Wisconsin Public Power Inc., Power Supply System Revenue Bonds, Series A (RB) (AGM) 5.25%, 07/01/18 (c)	272,105
		1,059,548
Total Municipal Bonds: 99.5% (Cost: $123,899,451)		124,771,226
Other assets less liabilities: 0.5%		631,976
NET ASSETS: 100.0%		$125,403,202

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	7.2%	$8,927,402
Health Care	16.9	21,047,693
Industrial Revenue	32.2	40,216,028
Leasing	4.0	4,971,274
Local	8.1	10,039,345
Power	4.8	6,036,086
Solid Waste/Resource Recovery	1.3	1,677,554
Special Tax	7.5	9,344,055
State	8.0	10,014,728
Tobacco	0.8	1,044,150
Transportation	7.2	8,920,863
Water & Sewer	2.0	2,532,048
	100.0%	$124,771,226

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$124,771,226	$—	$124,771,226

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2016 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation, (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate	$1,465,631,019	$75,093,359	$(467,220)	$74,626,139
Long	170,469,592	10,740,438	(10,947)	10,729,491
Short	265,308,379	3,160,417	(164,270)	2,996,147
CEF Municipal	105,151,790	8,022,653	(16,301)	8,006,352
High-Yield	2,108,688,658	143,169,198	(29,974,488)	113,194,710
Pre-Refunded	19,379,817	269,005	—	269,005
Short High-Yield	123,484,864	3,291,510	(2,005,148)	1,286,362

Other–High-Yield and Short High-Yield invest in Puerto Rico municipal securities that currently experience significant financial difficulties. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. A credit rating downgrade, default, insolvency or bankruptcy of one or several municipal security issuers of this territory, could affect the market values and marketability of municipal obligations of such territory held by the Funds. The market for these investments may be limited, which may make them difficult to buy or sell.

These Funds may continue to be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. Events, including economic and political policy changes, tax base erosion, the territory’s constitutional limits on tax increases, budget deficits and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect performance. The Puerto Rican economy is reliant on manufacturing, services and tourism, and its economy and financial operations parallel the economic cycles of the United States. Economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of these Funds’ portfolios and the repayment of such bonds may be subject to significant uncertainties. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Many ratings organizations previously downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal bonds that may affect the Funds’ investments and its performance.

The Adviser continues to monitor the events in Puerto Rico surrounding the $70 billion debt crisis. The U.S. Supreme Court heard oral arguments pertaining to the validity of the Puerto Rico Public Corporations Debt Enforcement and Recovery Act on March 22, 2016. The law, which was invalidated by the U.S. District Court, provides a legal framework to restructure the debt of Puerto Rico’s public corporations outside of federal bankruptcy court. On June 13, 2016, the U.S. Supreme Court affirmed the U.S. District Court decision that invalidated the law.

On April 6, 2016, the Puerto Rico legislature passed the Puerto Rico Emergency Moratorium and Financial Rehabilitation Act. Governor Alejandro García Padilla signed the bill into law. Among other provisions, the legislation authorized the governor to suspend the payment of debt service on general obligation bonds and other constitutionally- protected debt on July 1, 2016, and other bonded debt service payments immediately upon the bill being signed into law. It also modified the process for the appointment of a receiver for the Government Development Bank.

On May 2, 2016, Puerto Rico defaulted on $370 million in payments. The Funds did not have any material exposure to these payments. On June 30, 2016, one day before the Puerto Rican government said it would default on its $2 billion debt payments, President Obama signed into law the Puerto Rico Oversight, Management and Economic Stability ACT (PROMESA), giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized a seven-member oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring.

On July 1, 2016, Puerto Rico defaulted on about $1 billion of principal and interest due to municipal bondholders. Consequently, the Funds were affected resulting in overall increase in securities in default of interest and/or principal obligations. The Funds were not materially impacted by these defaulted payments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: September 26, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2016